UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act file number 811-4000

                            Summit Mutual Funds, Inc.
               (Exact name of registrant as specified in charter)


              312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202
               (Address of principal executive offices) (Zip code)


                             John F. Labmeier, Esq.
                           Summit Investment Partners
                          312 Walnut Street, Suite 2500
                             Cincinnati, Ohio 45202
                     (Name and address of agent for service)


                                 (513) 632-1600
               Registrant's telephone number, including area code



Date of fiscal year end: September 30, 2008

Date of reporting period:  March 31, 2008

Item 1. Report to Stockholders.


Summit
Mutual
 Funds

                Semiannual
                Report

                SUMMIT APEX SERIES

                Nasdaq-100 Index Fund
                Everest Fund
                Bond Fund
                Short-term Government Fund
                High Yield Bond Fund
                Money Market Fund
                Large Cap Growth Fund

March 31, 2008

Logo: SUMMIT MUTUAL FUNDS

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                           SEMIANNUAL REPORT - TABLE OF CONTENTS

Message from the President..................................................   1
     Fund Expenses..........................................................   2

Portfolio Managers' Reports and Financial Statements:
     Nasdaq-100 Index Fund..................................................   3
     Everest Fund...........................................................  10
     Bond Fund..............................................................  16
     Short-term Government Fund.............................................  25
     High Yield Bond Fund...................................................  31
     Money Market Fund......................................................  38
     Large Cap Growth Fund..................................................  45

Notes to Financial Statements...............................................  51


IMPORTANT CONSIDERATIONS ABOUT INVESTING IN SUMMIT MUTUAL FUNDS

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling 1-877-546-FUND, or on the Funds' website at www.summitfunds.com, or on the Securities and Exchange Commission's website at www.sec.gov.

This Fund files a complete Schedule of Investments in Securities with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the Fund's or SEC's website. The Funds' Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for the information of shareholders and is not authorized for distribution to prospective purchasers of shares unless it is preceded or accompanied by an effective prospectus for Summit Mutual Funds, Inc.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE.

THE SHORT-TERM GOVERNMENT FUND, MONEY MARKET FUND, HIGH YIELD BOND FUND, AND BOND FUND INVEST IN DEBT SECURITIES. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS USUALLY GREATER FOR LONGER-TERM DEBT SECURITIES.

INVESTMENTS BY THE HIGH YIELD BOND FUND AND BOND FUND IN LOWER-RATED AND NON-RATED SECURITIES PRESENT A GREATER RISK OF LOSS TO PRINCIPAL AND INTEREST THAN HIGHER-RATED SECURITIES.

AN INVESTMENT IN THE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

BECAUSE THE NASDAQ-100 INDEX FUND HAS EXPENSES, AND THE NASDAQ-100 INDEX DOES NOT, THE FUND MAY BE UNABLE TO REPLICATE PRECISELY THE PERFORMANCE OF THE INDEX. WHILE THE FUND REMAINS SMALL, IT MAY HAVE A GREATER RISK THAT ITS PERFORMANCE WILL NOT MATCH THAT OF THE INDEX.

All indexes listed in the report are unmanaged, and are not available for direct investment.

The Manager Comments provided in this report reflect the opinions of the Fund's Portfolio Managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

                                                       SUMMIT MUTUAL FUNDS, INC.
                                                      MESSAGE FROM THE PRESIDENT

We are pleased to send you Summit Mutual Funds' 2008 Semiannual Report. We welcome new and thank existing investors in the Summit Funds as we strive to help you reach your financial goals.

Financial markets were turbulent over the last six months, providing mostly negative returns for equity holders and positive returns for fixed income holders. The flight to quality continued over the last six months, which is a trend that developed in mid-2007. Treasury bonds performed the best over the past six months, while large cap growth equities, as measured by the Nasdaq-100 Index, performed the worst of the major equity market indices, providing a negative return of 14.54%. International equities fared slightly better, with the EAFE International index providing a return of negative 10.50% over the same period.

Economic indicators continued to weaken in late 2007 and early 2008, as market participants debated whether or not the U.S. was entering a recession. The fact is, it doesn't matter, as the trend is clearly negative. The U.S. economy has slowed down, and the questions are, how long will it last, and how deep will the decline be? While the current slowdown can trace its roots back to the sub-prime mortgage crisis, the more immediate concern is the credit crunch that has followed. Lending standards have been tightened in every market, causing borrowing costs to rise and credit to become scarcer. The consumer is being hit particularly hard, as commodity prices continue to rise, and household net worth is being eroded by falling real estate prices. Food and energy prices, in particular, are weighing on the consumer, as oil topped $100/barrel during the first quarter of 2008, and has continued to move higher since then. Congress and the President have reacted to the slowing economy with a fiscal stimulus package in excess of $100 billion aimed at putting cash in the hands of consumers. However, with seemingly ever-increasing energy prices, the amount seems insufficient to have a meaningful long-term affect on the economy.

The Federal Reserve Board (Fed) reacted strongly over the past 6 months by cutting the Fed Funds rate from 4.75% to 2.25%. In addition, the Fed implemented several other strategies to ease the credit crunch. After the near collapse of Bear Sterns, the Fed opened-up its lending to non-bank financial institutions, which seems to have turned the tide on the credit crunch among financial institutions for the time being. While the credit crunch is far from over, the Fed's actions buoyed the markets at the end of the first quarter and into the second quarter of 2008. With financial markets becoming a little steadier, the Fed appears to be shifting its bias back to inflation and the recent weakness in the dollar by signaling that it may be finished with interest rate cuts for the near term.

Equity markets performed poorly over the last six months, as market participants acknowledged the sobering issues facing the U.S. economy and financial markets. Most major market indexes incurred double-digit negative percentage returns over the last six months. For the six-month period ended March 31st, 2008, the large cap S&P 500 Index declined 12.46%, the S&P MidCap 400 Index declined 11.93%, while the small cap Russell 2000 Index receded 14.02%. In addition, the Nasdaq 100 Index underperformed, declining 14.54% during the period.

"MAINTAIN THE PROPER PERSPECTIVE (AND) HAVE REALISTIC EXPECTATIONS . . ."

Fixed income markets provided mostly positive returns over the last six months, as the Fed lowered short term rates, and long term rates followed suit. A general flight to quality caused Treasury bonds to be the best performing sector of the fixed income market during the period. Credit spreads (the difference between interest rates on risk-free U.S. Treasuries and other fixed income securities) widened during the period, as investors re-priced risk in the marketplace. In this environment, the Lehman Aggregate Bond Index provided a positive return of 5.23% over the last 6 months, while the Lehman U.S. TIPs Index provided a positive return of 10.41%.

"PROPER DIVERSIFICATION OF YOUR INVESTMENTS . . . IS AN IMPORTANT COMPONENT OF ACHIEVING YOUR LONG-TERM INVESTMENT GOALS."

Looking forward, there is much uncertainty regarding the strength of the U.S. economy, corporate profitability, interest rates and credit spreads. Given this financial backdrop, one should expect choppy markets, in both the equity and fixed income arena. However, choppy markets create opportunities, as well as risks.

Now more than ever, our message remains the same. Maintain the proper perspective, have realistic expectations and ensure that your investment strategy is appropriate for your risk tolerance and time horizon. Concepts such as asset allocation and portfolio rebalancing are critical. Proper diversification of your investments, both within and across asset sectors, is an important component of achieving your long-term investment goals. Summit Mutual Funds provides a solid foundation for diversified investment planning with choices across equity and fixed income styles.

Thank you for choosing Summit Funds and for the trust that you have placed in us.

Best regards,

/s/ Steven R. Sutermeister

Steven R. Sutermeister
President

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
2008 SEMIANNUAL REPORT - FUND EXPENSES (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the Example do not reflect transactional costs. If transactional costs were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 through March 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual net expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, net of fee waivers and expense reimbursements, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The information below is net of any applicable fee waivers and/or expense reductions, which lower expenses and increase performance. Please note that the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                                                Expenses Paid*
                                                      Beginning                Ending          Annualized       During Period
                                                    Account Value           Account Value        Expense     October 1, 2007 to
             Fund                                  October 1, 2007          March 31, 2008        Ratio         March 31, 2008
              BASED ON ACTUAL RETURN
   Nasdaq-100 Index Fund                              $1,000.00              $  851.50            0.65%              $3.01
   Everest Fund Class I                                1,000.00                 863.10            0.89%               4.15
   Everest Fund Class A                                1,000.00                 862.10            1.14%               5.31
   Bond Fund Class I                                   1,000.00               1,007.40            0.75%               3.76
   Bond Fund Class A                                   1,000.00               1,006.20            1.00%               5.02
   Short-term Government Fund Class I                  1,000.00               1,034.40            0.73%               3.71
   Short-term Government Fund Class A                  1,000.00               1,033.10            0.98%               4.98
   High Yield Bond Fund Class I                        1,000.00                 959.00            1.22%               5.97
   High Yield Bond Fund Class A                        1,000.00                 957.50            1.47%               7.19
   Money Market Fund                                   1,000.00               1,021.30            0.45%               2.27
   Large Cap Growth Fund Class I                       1,000.00                 899.70            1.10%               5.22
   Large Cap Growth Fund Class A                       1,000.00                 897.40            1.35%               6.40

                                   BASED ON HYPOTHETICAL RETURN
                                    (5% return before expenses)
   Nasdaq-100 Index Fund                              $1,000.00              $1,021.75            0.65%              $3.29
   Everest Fund Class I                                1,000.00               1,020.55            0.89%               4.50
   Everest Fund Class A                                1,000.00               1,019.30            1.14%               5.76
   Bond Fund Class I                                   1,000.00               1,021.25            0.75%               3.79
   Bond Fund Class A                                   1,000.00               1,020.00            1.00%               5.05
   Short-term Government Fund Class I                  1,000.00               1,021.35            0.73%               3.69
   Short-term Government Fund Class A                  1,000.00               1,020.10            0.98%               4.95
   High Yield Bond Fund Class I                        1,000.00               1,018.90            1.22%               6.16
   High Yield Bond Fund Class A                        1,000.00               1,017.65            1.47%               7.41
   Money Market Fund                                   1,000.00               1,022.75            0.45%               2.28
   Large Cap Growth Fund Class I                       1,000.00               1,019.50            1.10%               5.55
   Large Cap Growth Fund Class A                       1,000.00               1,018.25            1.35%               6.81

* Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
NASDAQ-100 INDEX FUND

Line Chart:
Comparison of Change in Value of $10,000 Investment
Date        Summit Nasdaq 100 Index Fund    Nasdaq 100 Index
Dec 99                   10000                  10000
                         10310                  10304
                          9970                   9922
                         12020                  11859
Mar 00                   12310                  12224
                         10590                  10488
                          9310                   9240
Jun 00                   10540                  10462
                         10070                  10033
                         11372                  11336
Sep 00                    9928                   9927
                          9116                   9125
                          6996                   6969
Dec 00                    6512                   6511
                          7167                   7210
                          5272                   5306
Mar 01                    4334                   4375
                          5101                   5159
                          4949                   5006
Jun 01                    5020                   5090
                          4617                   4683
                          4022                   4088
Sep 01                    3195                   3250
                          3720                   3797
                          4345                   4440
Dec 01                    4294                   4387
                          4224                   4313
                          3697                   3782
Mar 02                    3947                   4042
                          3468                   3554
                          3276                   3363
Jun 02                    2847                   2926
                          2611                   2678
                          2554                   2623
Sep 02                    2254                   2317
                          2675                   2755
                          3018                   3107
Dec 02                    2659                   2741
                          2655                   2737
                          2726                   2813
Mar 03                    2746                   2839
                          2980                   3082
                          3224                   3339
Jun 03                    3232                   3349
                          3431                   3559
                          3601                   3739
Sep 03                    3498                   3635
                          3800                   3952
                          3818                   3974
Dec 03                    3931                   4097
                          3996                   4167
                          3933                   4105
Mar 04                    3845                   4016
                          3744                   3913
                          3917                   4096
Jun 04                    4048                   4237
                          3738                   3912
                          3655                   3826
Sep 04                    3772                   3950
                          3966                   4157
                          4193                   4396
Dec 04                    4325                   4537
                          4053                   4254
                          4031                   4233
Mar 05                    3954                   4154
                          3788                   3981
                          4114                   4326
Jun 05                    3981                   4188
                          4278                   4502
                          4219                   4440
Sep 05                    4270                   4495
                          4207                   4433
                          4456                   4698
Dec 05                    4383                   4623
                          4558                   4808
                          4450                   4699
Mar 06                    4537                   4793
                          4529                   4785
                          4206                   4448
Jun 06                    4194                   4436
                          4018                   4252
                          4206                   4454
Sep 06                    4401                   4664
                          4609                   4885
                          4767                   5054
Dec 06                    4675                   4960
                          4767                   5061
                          4687                   4979
Mar 07                    4712                   5010
                          4964                   5280
                          5125                   5456
Jun 07                    5139                   5473
                          5131                   5467
                          5282                   5633
Sep 07                    5553                   5923
                          5940                   6342
                          5545                   5924
Dec 07                    5533                   5915
                          4881                   5224
                          4630                   4956
Mar 08                    4728                   5062


SUMMIT NASDAQ-100 INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
      1-YEAR             5-YEAR         SINCE INCEPTION
-------------------------------------------------------
       0.34%             11.48%             -8.67%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Absent limitation of expenses during certain of the periods shown, performance would have been lower.


                        FUND DATA

     Managers:                      Gary R. Rodmaker
                                    Kevin P. Aug
     Inception Date:                December 28, 1999
     Total Net Assets:              $19.8 Million
     Number Of Equity Holdings:     100
     Median Cap Size:               $7,904 Million

                 TOP 10 EQUITY HOLDINGS
                                    (% of net assets)
     Apple, Inc.                           11.5%
     Microsoft Corp.                        5.9%
     Qualcomm, Inc.                         5.2%
     Google, Inc. - Class A                 4.1%
     Research In Motion Ltd.                4.1%
     Cisco Systems, Inc.                    3.3%
     Gilead Sciences, Inc.                  3.1%
     Intel Corp.                            2.8%
     Oracle Corp.                           2.7%
     eBay, Inc.                             1.9%


Pie Chart:
               SECTOR ALLOCATIONS
     Short-Term, Futures & Other Consumer   2.4%
     Discretionary                         12.3%
     Consumer Staples                       1.5%
     Health Care                           14.8%
     Industrials                            5.1%
     Information Technology                61.6%
     Materials                              0.9%
     Telecommunication Services             1.4%


"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Fund. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use of The Index, or any data include therein.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
NASDAQ-100 INDEX FUND

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the "Index").

STRATEGY - The Nasdaq-100 Index Fund (the "Fund") will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

MANAGERS' COMMENTS:
For the six months ended March 31, 2008, the Summit Nasdaq-100 Index Fund's total return for Class I shares was -14.85% (after waivers and reimbursements). This compares to a -14.54% total return for the Nasdaq-100 Index. The difference of 0.31% is referred to as "tracking error" and is largely attributed to the Fund's operating expenses. These expenses represent the Fund's costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of shareholder subscriptions and redemptions into and out of the Fund, broker's commissions or other trading costs, and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Fund's objectives and strategies call for a correlation of at least 95% between the Fund's pre-expense total return and that of the Index. The Fund achieved this level of correlation for the period presented.


A correlation coefficient is a measure of the interdependence of two random variables that ranges in value from -1 to +1, indicating perfect negative correlation at -1, absence of correlation at zero, and perfect positive correlation at +1.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
NASDAQ-100 INDEX FUND                                       FINANCIAL HIGHLIGHTS


FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

                                          FOR THE SIX MONTHS
                                            ENDED MARCH 31,
                                              (UNAUDITED)                FISCAL YEAR ENDED SEPTEMBER 30,
                                              ----------------------------------------------------------------------------------
                                                 2008           2007           2006          2005          2004           2003
                                              ----------------------------------------------------------------------------------
Net asset value, beginning of period          $    27.27      $    21.68    $    21.09    $    18.71    $    17.35     $   11.18
                                              ----------      ----------    ----------    ----------    ----------     ---------

INVESTMENT ACTIVITIES:
  Net investment income / (loss)                    0.01            0.01          0.05(1)       0.16         (0.07)        (0.04)
  Net realized and unrealized gains / (losses)     (4.06)           5.64          0.61          2.31          1.43          6.21
                                              ----------      ----------    ----------    ----------    ----------     ---------
Total from Investment Activities                   (4.05)           5.65          0.66          2.47          1.36          6.17
                                              ----------      ----------    ----------    ----------    ----------     ---------

DISTRIBUTIONS:
  Net investment income                            (0.01)          (0.06)        (0.07)        (0.09)           --            --
                                              ----------      ----------    ----------    ----------    ----------     ---------
Total Distributions                                (0.01)          (0.06)        (0.07)        (0.09)           --            --
                                              ----------      ----------    ----------    ----------    ----------     ---------
Net asset value, end of period                $    23.21      $    27.27    $    21.68    $    21.09    $    18.71     $   17.35
                                              ==========      ==========    ==========    ==========    ==========     =========
Total return                                      -14.85%          26.16%         3.08%        13.20%         7.84%        55.19%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average
   net assets - net(2)                              0.65%(3)        0.65%         0.65%         0.65%         0.65%         0.65%
Ratio of expenses to average
   net assets - gross                               0.89%(3)        1.10%         1.09%         1.13%         1.13%         1.38%
Ratio of net investment income / (loss)
   to average net assets                            0.10%(3)        0.06%         0.25%         0.79%        -0.33%        -0.33%
Portfolio turnover rate                            16.90%          15.20%        12.89%        10.60%         4.92%         7.68%
Net assets, end of period (000's)             $   19,816      $   24,130    $   15,644    $   17,040    $   16,874     $  15,847

(1)  Per share amounts are based on average shares outstanding.

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(3)  Annualized.

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                         NASDAQ-100 INDEX FUND

MARCH 31, 2008 (UNAUDITED)
                                               SHARES           VALUE
---------------------------------------------------------------------
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 12.3%
   Amazon.Com, Inc. (a) (c)                     3,550     $   253,115
   Apollo Group, Inc. - Class A (a)             2,172          93,830
   Bed Bath & Beyond, Inc. (a) (c)              4,583         135,199
   Comcast Corp. - Class A (a)                 18,730         362,238
   Discovery Holding Co. (a)                    3,078          65,315
   Dish Network Corp. (a)                       2,793          80,243
   Expedia, Inc. (a) (c)                        3,598          78,760
   Focus Media Holding Ltd. - ADR (a) (c)       1,375          48,331
   Garmin Ltd. (c)                              2,589         139,832
   IAC/InterActiveCorp (a)                      3,794          78,763
   Lamar Advertising Co. - Class A (a) (c)        970          34,852
   Liberty Global, Inc. (a)                     2,279          77,668
   Liberty Media Corp. - Interactive (a)        7,191         116,063
   PetSmart, Inc. (c)                           1,643          33,583
   Sears Holdings Corporation (a) (c)           1,789         182,639
   Sirius Satellite Radio, Inc. (a) (c)        20,575          58,845
   Staples, Inc.                                6,119         135,291
   Starbucks Corp. (a)                         13,083         228,953
   Virgin Media, Inc. (c)                       4,597          64,680
   Wynn Resorts Ltd. (c)                        1,605         161,527
                                                          -----------
                                                            2,429,727
                                                          -----------
CONSUMER STAPLES - 1.5%
   Costco Wholesale Corp.                       2,945         191,337
   Hansen Natural Corp. (a) (c)                 1,176          41,513
   Whole Foods Market, Inc. (c)                 1,760          58,027
                                                          -----------
                                                              290,877
                                                          -----------
HEALTH CARE - 14.8%
   Amgen, Inc. (a)                              6,527         272,698
   Amylin Pharmaceuticals, Inc. (a) (c)         1,674          48,898
   Biogen Idec, Inc. (a)                        4,183         258,049
   Celgene Corp. (a)                            5,173         317,053
   Cephalon, Inc. (a) (c)                         836          53,838
   Dentsply International, Inc.                 1,873          72,298
   Express Scripts, Inc. (a) (c)                2,897         186,335
   Genzyme Corp. (a)                            4,294         320,075
   Gilead Sciences, Inc. (a)                   11,804         608,260
   Henry Schein, Inc. (a) (c)                   1,138          65,321
   Hologic, Inc. (a) (c)                        1,706          94,854
   Intuitive Surgical, Inc. (a)                   489         158,607
   Patterson Companies, Inc. (a) (c)            1,728          62,726
   Teva Pharmaceutical Industries Ltd. -
      ADR (c)                                   7,967         367,996
   Vertex Pharmaceuticals, Inc. (a)             1,882          44,961
                                                          -----------
                                                            2,931,969
                                                          -----------
INDUSTRIALS - 5.1%
   C.H. Robinson Worldwide, Inc. (c)            2,160         117,504
   Cintas Corp. (c)                             2,454          70,037
   Expeditors International Washington, Inc.    2,695         121,760
   Fastenal Co. (c)                             1,847          84,833
   Foster Wheeler Ltd. (a)                      1,923         108,881
   Joy Global, Inc.                             1,357          88,422
   Monster Worldwide, Inc. (a) (c)              1,682          40,721
   Paccar, Inc.                                 5,318         239,310
   Ryanair Holdings PLC - ADR (a) (c)           1,486          42,024


                                               SHARES           VALUE
---------------------------------------------------------------------
INDUSTRIALS - 5.1% (Continued)
   Stericycle, Inc. (a)                         1,176   $      60,564
   UAL Corp. (c)                                1,402          30,185
                                                          -----------
                                                            1,004,241
                                                          -----------
INFORMATION TECHNOLOGY - 61.6%
   Activision, Inc. (a)                         3,353          91,570
   Adobe Systems, Inc. (a)                      6,979         248,383
   Akamai Technologies, Inc. (a) (c)            2,050          57,728
   Altera Corp.                                 5,565         102,563
   Apple, Inc. (a)                             15,837       2,272,609
   Applied Materials, Inc.                      9,177         179,043
   Autodesk, Inc. (a)                           3,099          97,557
   Baidu.com - ADR (a) (c)                        307          73,566
   BEA Systems, Inc. (a)                        4,841          92,705
   Broadcom Corp. - Class A (a) (c)             5,532         106,602
   Cadence Design Systems, Inc. (a)             3,627          38,736
   Check Point Software Technologies (a)        2,831          63,414
   Cisco Systems, Inc. (a)                     27,513         662,788
   Citrix Systems, Inc. (a)                     2,903          85,145
   Cognizant Technology Solutions Corp. -
      Class A (a)                               3,645         105,085
   Dell, Inc. (a)                              10,621         211,570
   eBay, Inc. (a)                              12,800         381,952
   Electronic Arts, Inc. (a)                    4,088         204,073
   Fiserv, Inc. (a)                             2,651         127,487
   Flextronics International Ltd. (a)          11,623         109,140
   Google, Inc. - Class A (a)                   1,860         819,274
   Infosys Technologies Ltd - ADR (c)           1,430          51,151
   Intel Corp.                                 26,375         558,622
   Intuit, Inc. (a)                             5,399         145,827
   Juniper Networks, Inc. (a)                   4,416         110,400
   KLA-Tencor Corp.                             2,842         105,438
   Lam Research Corp. (a)                       1,655          63,254
   Linear Technology Corp. (c)                  3,848         118,095
   Logitech International S.A. (a) (c)          2,281          58,029
   Marvell Technology Group Ltd. (a)            7,290          79,315
   Microchip Technology, Inc. (c)               2,021          66,147
   Microsoft Corp.                             41,452       1,176,408
   Netapp, Inc. (a)                             4,634          92,912
   Nvidia Corp. (a)                             7,023         138,985
   Oracle Corp. (a)                            27,491         537,724
   Paychex, Inc.                                4,579         156,877
   Qualcomm, Inc.                              25,128       1,030,248
   Research In Motion Ltd. (a)                  7,214         809,627
   SanDisk Corp. (a)                            2,707          61,097
   Sun Microsystems, Inc. (a)                   4,641          72,075
   Symantec Corp. (a)                          11,685         194,205
   Tellabs, Inc. (a) (c)                        2,988          16,285
   VeriSign, Inc. (a) (c)                       2,682          89,150
   Xilinx, Inc.                                 5,026         119,368
   Yahoo!, Inc. (a)                             8,270         239,251
                                                          -----------
                                                           12,221,480
                                                          -----------
MATERIALS - 0.9%
   Sigma-Aldrich Corp. (c)                      1,608          95,917
   Steel Dynamics, Inc. (c)                     2,564          84,715
                                                          -----------
                                                              180,632
                                                          -----------

The accompanying notes are an integral part of the financial statements.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
NASDAQ-100 INDEX FUND                                    SCHEDULE OF INVESTMENTS


                                               SHARES           VALUE
---------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 1.4%
   Leap Wireless International, Inc. (a) (c)      874   $      40,728
   Level 3 Communications, Inc. (a) (c)        19,271          40,855
   Millicom International Cellular S.A. (a)     1,353         127,926
   NII Holdings, Inc. (a) (c)                   2,167          68,867
                                                          -----------
                                                              278,376
                                                          -----------
    TOTAL COMMON STOCKS
      (Cost $14,340,763)                                   19,337,302
                                                          -----------
    SHORT TERM INVESTMENTS (E) - 2.6%
MONEY MARKET FUNDS - 2.3%
   Northern U.S. Government Select
      Money Market Fund                       453,039         453,039
                                                          -----------

                                            PRINCIPAL
                                               AMOUNT           VALUE
---------------------------------------------------------------------
U.S. TREASURY BILLS - 0.3%
    1.799%, 07/31/2008                      $  50,000     $    49,771
    1.381%, 07/31/2008                         25,000          24,886
                                                          -----------
                                                               74,657
                                                          -----------
    TOTAL SHORT TERM INVESTMENTS
      (Cost $527,613)                                         527,696
                                                          -----------
TOTAL INVESTMENTS
    (COST $14,868,376) (b) - 100.2%                        19,864,998
                                                          -----------
NORTHERN INSTITUTIONAL LIQUID
ASSETS PORTFOLIO (d) - 17.8%                                3,527,275
                                                          -----------
LIABILITIES IN EXCESS OF OTHER ASSETS - (18.0)%            (3,576,513)
                                                          -----------
TOTAL NET ASSETS - 100.0%                                 $19,815,760
                                                          ===========

ADR American Depository Receipt

(a)  Non-income producing security.

(b) For federal income tax purposes, cost is $15,234,861 and gross unrealized appreciation and depreciation of securities as of March 31, 2008 was $5,746,680, and ($1,116,543), respectively, with a net appreciation / (depreciation) of ($4,630,137).

(c)  All or a portion of the security is out on loan.

(d) This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $3,501,282, $3,527,275, and $43,403, respectively.

(e) Securities and other assets with an aggregate value of $501,340 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of March 31, 2008:

                                                 UNREALIZED
                                                APPRECIATION/
TYPE                               CONTRACTS   (DEPRECIATION)
Nasdaq 100 E-Mini (06/08)               9          $11,954
Nasdaq 100 Futures (06/08)              1          ($1,806)

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
FINANCIAL STATEMENTS                                       NASDAQ-100 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008 (UNAUDITED)

ASSETS
   Investments in securities, at value         $  19,864,998
   Collateral for securities loaned, at
      fair value                                   3,527,275
   Receivables:
      Shares sold                                      1,250
      Interest and dividends                           4,594
      Variation margin                                 2,985
   Prepaid expenses and other                         11,348
                                               -------------
                                                  23,412,450
                                               -------------
LIABILITIES
   Payables:
      Payable upon return of securities loaned     3,527,275
      Shares redeemed                                 37,075
      Professional fees                               10,036
      Custodian fees                                   5,073
      Fund accounting fees                             4,507
      Registration fees                                4,349
      Administration fees                              1,632
      Advisory fees                                      463
      Directors' fees                                     49
      Other accrued expenses                           6,231
                                               -------------
                                                   3,596,690
                                               -------------
NET ASSETS*
   Paid-in capital                                27,923,977
   Accumulated undistributed net
      investment income / (loss)                      12,106
   Accumulated net realized gain /
      (loss) on investments and
      futures contracts                          (13,127,093)
   Net unrealized appreciation /
      (depreciation) on investments
      and futures contracts                        5,006,770
                                               -------------
                                               $  19,815,760
                                               =============

Investments at cost                            $  14,868,376
Shares authorized - Class I ($.10 par value)      20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
                                      Shares               NAV
Share Class         Net Assets      Outstanding         per Share
Class I            $19,815,760        853,613            $23.21

* FEDERAL TAX DATA AS OF SEPTEMBER 30, 2007
   Undistributed ordinary income               $      10,650
   Unrealized appreciation                     $   7,583,908

                   Capital Loss Carryforward
                     Expiring September 30:
     2009          2010          2012          2013          2014       2015
     ----          ----          ----          ----          ----       ----
$(3,158,440)  $(2,454,653)  $(1,364,110)  $(1,719,950)  $(2,359,145)  $(770,682)


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

INVESTMENT INCOME
   Interest                                    $       3,605
   Dividends                                          78,174
   Foreign dividend taxes withheld                      (327)
   Other income                                        5,973
                                               -------------
                                                      87,425
                                               -------------
EXPENSES
   Advisory fees                                      40,553
   Administration fees                                11,587
   Professional fees                                  10,467
   Transfer agent fees                                10,285
   Fund accounting fees                                8,677
   Custodian fees                                      8,484
   Registration fees                                   7,696
   Royalty fee                                         2,507
   Directors' fees                                     1,412
   Shareholder reporting fees                            569
   Other expenses                                      1,356
                                               -------------
                                                     103,593
   Reimbursements and waivers                        (28,279)
                                               -------------
                                                      75,314
                                               -------------
NET INVESTMENT INCOME / (LOSS)                        12,111
                                               -------------
REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments        (712,788)
   Net realized gain / (loss) on
      futures contracts                             (164,188)
                                               -------------
                                                    (876,976)
                                               -------------
   Net change in unrealized appreciation /
      (depreciation) on investments and
      futures contracts                           (2,943,623)
                                               -------------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                  (3,820,599)
                                               -------------
NET INCREASE / (DECREASE) IN NET
   ASSETS FROM OPERATIONS                      $  (3,808,488)
                                               =============

TRANSACTIONS WITH AFFILIATES:
            Percent of Current
             Net Asset Value
--------------------------------------
   Advisory   Administration   Expense    Reimbursements
      Fee           Fee         Limit      and Waivers
     0.35%         0.10%        0.65%        $28,279

The accompanying notes are an integral part of the financial statements.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
NASDAQ-100 INDEX FUND                                       FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           FOR THE SIX MONTHS    FISCAL YEAR
                                                                                              ENDED MARCH 31,        ENDED
                                                                                                (UNAUDITED)      SEPTEMBER 30,
                                                                                                  2008               2007
OPERATIONS
   Net investment income / (loss)                                                            $      12,111      $      10,650
   Net realized gain / (loss) on investments and futures                                          (876,976)           (70,796)
   Net change in unrealized appreciation / (depreciation) on
      investments and futures contracts                                                         (2,943,623)         4,481,638
                                                                                             -------------      -------------
                                                                                                (3,808,488)         4,421,492
                                                                                             -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS*
Class I
   Net investment income                                                                           (10,655)           (42,315)
Class A (1)
   Net investment income                                                                                --               (388)
                                                                                             -------------      -------------
                                                                                                   (10,655)           (42,703)
                                                                                             -------------      -------------
FUND SHARE TRANSACTIONS
Class I
   Proceeds from shares sold                                                                     7,580,136          9,431,036
   Reinvestment of distributions                                                                    10,619             42,311
   Payments for shares redeemed                                                                 (8,085,843)        (6,113,390)
   Transfer in from Class A (1)                                                                         --            750,651
                                                                                             -------------      -------------
                                                                                                  (495,088)         4,110,608
                                                                                             -------------      -------------
Class A
   Proceeds from shares sold                                                                            --            526,589
   Reinvestment of distributions                                                                        --                388
   Payments for shares redeemed                                                                         --            (36,384)
   Transfer out to Class I (1)                                                                          --           (750,651)
                                                                                             -------------      -------------
                                                                                                        --           (260,058)
                                                                                             -------------      -------------
NET INCREASE / (DECREASE) IN NET ASSETS                                                         (4,314,231)         8,229,339
NET ASSETS
   Beginning of period                                                                          24,129,991         15,900,652
                                                                                             -------------      -------------
   End of period                                                                             $  19,815,760      $  24,129,991
                                                                                             =============      =============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                                              $      12,106      $      10,650
                                                                                             =============      =============

FUND SHARE TRANSACTIONS Class I
   Sold                                                                                            290,144            385,765
   Reinvestment of distributions                                                                       394              1,808
   Redeemed                                                                                       (321,871)          (256,999)
   Transfer in from Class A (1)                                                                         --             32,608
                                                                                             -------------      -------------
      Net increase / (decrease) from fund share transactions                                       (31,333)           163,182
                                                                                             =============      =============
 FUND SHARE TRANSACTIONS Class A
   Sold                                                                                                 --             22,485
   Reinvestment of distributions                                                                        --                 17
   Redeemed                                                                                             --             (1,568)
   Transfer out to Class I (1)                                                                          --            (32,851)
                                                                                             -------------      -------------
      Net increase / (decrease) from fund share transactions                                            --            (11,917)
                                                                                             =============      =============

TOTAL COST OF PURCHASES OF:
         Common Stocks                                                                       $   4,232,089      $   5,265,840
                                                                                             -------------      -------------
                                                                                             $   4,232,089      $   5,265,840
                                                                                             =============      =============

TOTAL PROCEEDS FROM SALES OF:
         Common Stocks                                                                       $   3,773,221      $   2,707,003
                                                                                             -------------      -------------
                                                                                             $   3,773,221      $   2,707,003
                                                                                             =============      =============

*TAX CHARACTER OF DISTRIBUTIONS PAID
         Ordinary income                                                                     $      10,655      $      42,703
                                                                                             -------------      -------------
                                                                                             $      10,655      $      42,703
                                                                                             =============      =============

(1) Effective February 28, 2007, the Nasdaq-100 Index Fund converted its Class A shares into Class I shares. Class A shares no longer exist.

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
EVEREST FUND


Line Chart:
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
               Summit Everest Fund    Summit Everest Fund     Russell 1000 Value
Date                 Class I                Class A              Total Return
Dec 99                10000                   9424                   10000
                      10040                   9461                   10078
                       9450                   8904                    9749
                       8760                   8254                    9025
Mar 00                 9860                   9293                   10126
                       9670                   9111                   10008
                      10040                   9458                   10114
Jun 00                 9780                   9210                    9651
                       9720                   9152                    9772
                      10230                   9630                   10316
Sep 00                10321                   9712                   10410
                      10723                  10090                   10666
                      10643                  10012                   10270
Dec 00                11285                  10613                   10785
                      11730                  11031                   10826
                      11538                  10847                   10525
Mar 01                11203                  10530                   10153
                      11913                  11197                   10651
                      12297                  11554                   10891
Jun 01                12162                  11423                   10649
                      12338                  11588                   10626
                      11841                  11119                   10201
Sep 01                11251                  10560                    9483
                      11458                  10753                    9401
                      12069                  11326                    9948
Dec 01                12464                  11682                   10182
                      12375                  11597                   10104
                      12526                  11737                   10120
Mar 02                12958                  12140                   10599
                      12349                  11565                   10235
                      12275                  11493                   10286
Jun 02                11270                  10543                    9696
                       9947                   9294                    8794
                      10098                   9433                    8861
Sep 02                 8862                   8268                    7876
                       9346                   8720                    8459
                      10229                   9548                    8992
Dec 02                 9497                   8855                    8601
                       9261                   8631                    8393
                       9132                   8505                    8169
Mar 03                 9200                   8568                    8183
                      10122                   9433                    8903
                      10802                  10069                    9478
Jun 03                11136                  10382                    9597
                      11217                  10457                    9739
                      11333                  10562                    9891
Sep 03                11310                  10539                    9795
                      11875                  11067                   10394
                      12029                  11211                   10535
Dec 03                12812                  11946                   11184
                      13141                  12254                   11381
                      13268                  12373                   11625
Mar 04                13035                  12150                   11523
                      12943                  12061                   11242
                      12987                  12099                   11356
Jun 04                13399                  12484                   11625
                      13077                  12180                   11461
                      13238                  12328                   11624
Sep 04                13378                  12460                   11804
                      13638                  12698                   12000
                      14190                  13211                   12607
Dec 04                14679                  13663                   13029
                      14365                  13366                   12798
                      14855                  13820                   13222
Mar 05                14764                  13732                   13041
                      14412                  13401                   12807
                      14764                  13725                   13115
Jun 05                14860                  13813                   13259
                      15276                  14196                   13643
                      15214                  14135                   13583
Sep 05                15246                  14161                   13774
                      15078                  14003                   13424
                      15635                  14517                   13863
Dec 05                15672                  14548                   13948
                      16169                  15008                   14490
                      16277                  15106                   14578
Mar 06                16571                  15376                   14776
                      17045                  15812                   15151
                      16699                  15487                   14769
Jun 06                16812                  15591                   14863
                      17045                  15801                   15224
                      17345                  16079                   15479
Sep 06                17706                  16408                   15788
                      18341                  16994                   16305
                      18815                  17430                   16677
Dec 06                19269                  17845                   17051
                      19524                  18080                   17269
                      19307                  17875                   17000
Mar 07                19476                  18027                   17263
                      20123                  18623                   17901
                      20829                  19271                   18546
Jun 07                20497                  18958                   18113
                      19705                  18224                   17275
                      19797                  18304                   17469
Sep 07                20340                  18800                   18069
                      20337                  18798                   18071
                      19651                  18160                   17188
Dec 07                19384                  17907                   17022
                      18494                  17084                   16340
                      17837                  16471                   15655
Mar 08                17555                  16209                   15538

          SUMMIT EVEREST FUND CLASS I - AVERAGE ANNUAL TOTAL RETURN
            1-YEAR             5-YEAR         SINCE INCEPTION
          ---------------------------------------------------------
            -9.86%             13.80%              7.06%

          SUMMIT EVEREST FUND CLASS A - AVERAGE ANNUAL TOTAL RETURN
            1-YEAR             5-YEAR         SINCE INCEPTION
          ---------------------------------------------------------
            -15.26%            12.26%              6.03%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to July 1, 2002, Class A share performance is based on Class I performance, adjusted to reflect Class A sales charges and expenses.


                        FUND DATA

     Managers:                              James R. McGlynn
                                            Yvonne M. Bishop
     Inception Date:                        December 29, 1999
     Total Net Assets:                      $98.3 Million
     Number Of Equity Holdings:             61
     Median Cap Size:                       $47,235 Million
     Average Price-to-earnings Ratio:       14.5x
     Average Price-to-book Ratio:           1.75x

                TOP 10 EQUITY HOLDINGS
                                    (% of net assets)
     Devon Energy Corp.                    3.0%
     Caterpillar, Inc.                     2.8%
     3M Co.                                2.5%
     Royal Dutch Shell PLC - ADR           2.4%
     ConocoPhillips                        2.3%
     Spectra Energy Corp.                  2.3%
     Wal-Mart Stores, Inc.                 2.2%
     International Business Machines Corp. 2.2%
     Kraft Foods, Inc. - Class A           2.2%
     General Electric Co.                  2.1%

Pie Chart:
                 SECTOR ALLOCATIONS
     Short-Term & Other                    4.1%
     Consumer Discretionary                9.5%
     Consumer Staples                      9.0%
     Energy                               14.3%
     Financials                           21.4%
     Health Care                           9.9%
     Industrials                          10.7%
     Materials                             3.4%
     Information Technology               10.3%
     Telecommunication Services            3.8%
     Utilities                             3.6%

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                                    EVEREST FUND


OBJECTIVE - Seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

STRATEGY - The Everest Fund (the "Fund") seeks special opportunities in securities that are selling at discount from theoretical price/earnings ratios and that seem capable of recovering from their temporarily out-of-favor status (a "value" investment style).


MANAGERS' COMMENTS:

The Everest Fund Class I shares total return performance for the six months ended March 31, 2008 was -13.69% versus -14.01% for the Russell 1000 Value Index.

The Federal Reserve Board (Fed), since last August, has put inflation fighting on the back-burner and focused squarely on providing liquidity to the banking/financial system. In addition to cutting the federal funds rate "fast and furiously", Chairman Ben Bernanke has utilized and created other tools to provide liquidity to and confidence in the financial system. The Fed has been accepting as collateral mortgages as opposed to accepting only government paper, providing much needed liquidity to the banking system. The most power expanding proposal from the Fed was to back-stop the bailout of an investment bank- Bear Stearns- to JP Morgan. Normally the Fed's role only is the lender of last resort to the banking system. Naturally many opposed this novel tactic to prevent chaos but this action shows how far the Fed will go to prevent unwanted credit tightening. If only the Fed can stop cutting interest rates, another potential positive could mean a dollar that stops deflating.


CONTRIBUTORS TO PERFORMANCE

Financial Services was the largest contributor to performance in the six month period. A significant underweight of the sector at 24% vs. 31% for the index was maintained as we believe a 31% concentration in any one sector is too high. The underweighting was enough to overcome the downturn in the sector despite producing five of the bottom ten contributors to return. This sector continues to be hit by the fallout from the sub-prime mortgage meltdown. The Fund was underweight Regional Banks and mortgage-related names (particularly Fannie Mae and Freddie Mac) and had superior stock selection in Diversified Financials and Insurance.

Superior stock selection in Producer Durables enhanced returns. Both General Electric and Caterpillar were in the top ten contributors to return. Investors used these to gain exposure to the global infrastructure boom and compensate for the slowing U.S. economy.

Finally, superior stock selection within Consumer Discretionary contributed to performance. Wal-Mart did well as its "low price" strategy struck a chord with stretched consumers. This was partially offset by a holding in Gannett, which continued to dwindle on declining ad revenues.


DETRACTORS FROM PERFORMANCE

Healthcare was the biggest detractor from performance, mainly attributed to two stocks in particular, WellPoint and UnitedHealth Group. This sub-sector was hurt as WellPoint reported that its medical costs had come in much higher than expected. Along with lower membership, this is expected to lower earnings for the year. Fears that this was a widespread problem also hurt UnitedHealth Group.

Technology underperformed because of an overweight in Communications Technology, where concerns about potential weakening of demand weighed heavily on these shares. Investor fear of potentially reduced IT budgets, a slowdown in consumer spending, and a bid for Yahoo! weighed down returns on Microsoft. This fear however, provided an opportunity to build a position in the name. These negative issues were partially offset by a position in International Business Machines, whose decline of 2.1% over the period out-performed the sector and the Index.

The Utilities sector also underperformed, primarily because of holding Sprint Nextel that lost 65% of its value during the six months. An underweighting of Electrical Utilities also hurt performance despite superior stock selection with Duke Energy and Southern. These were partially offset with a holding in Comcast.

The economic statistics have been teetering on the verge of recession. (two consecutive quarters of negative GDP or something very similar). The subprime financial weakness is obviously slowing down home construction and weakening consumer spending. Higher gasoline prices are also dampening consumer spending. Unemployment is rising. All of these factors are widely reported and known which explains the Fed's urgency to stimulate the economy as quickly as possible. In addition to the stimulus, the weak dollar is boosting exports and also making foreign acquisitions of domestic companies very cheap - as witnessed by the sovereign wealth funds buying helter-skelter in to our banking industry.

Summit Everest Fund will continue to invest in companies that are temporarily out of favor and pare those which reach full valuation in the current economic environment of sluggish growth and a stimulative fiscal and monetary policy.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES

FINANCIAL HIGHLIGHTS                                                EVEREST FUND

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

                                                                                  CLASS I
                                         -------------------------------------------------------------------------------------
                                         FOR THE SIX MONTHS
                                           ENDED MARCH 31,
                                             (UNAUDITED)                       FISCAL YEAR ENDED SEPTEMBER 30,
                                         -------------------------------------------------------------------------------------
                                                 2008          2007           2006          2005          2004          2003
                                         -------------------------------------------------------------------------------------
Net asset value, beginning of period          $    68.56    $    63.81    $    61.56    $    58.15    $    49.88     $   39.85
                                              ----------    ----------    ----------    ----------    ----------     ---------

INVESTMENT ACTIVITIES:
  Net investment income / (loss)                    0.47(1)       0.93(1)       0.96(1)       0.90          0.80          0.74
  Net realized and unrealized gains / (losses)     (9.31)         8.32          8.13          6.97          8.27         10.13
                                              ----------    ----------    ----------    ----------    ----------     ---------
Total from Investment Activities                   (8.84)         9.25          9.09          7.87          9.07         10.87
                                              ----------    ----------    ----------    ----------    ----------     ---------

DISTRIBUTIONS:
  Net investment income                            (1.04)        (0.99)        (0.65)        (0.79)        (0.80)        (0.80)
  Net realized gains                               (5.03)        (3.51)        (6.19)        (3.67)           --         (0.04)
                                              ----------    ----------    ----------    ----------    ----------     ---------
Total Distributions                                (6.07)        (4.50)        (6.84)        (4.46)        (0.80)        (0.84)
                                              ----------    ----------    ----------    ----------    ----------     ---------
Net asset value, end of period                $    53.65    $    68.56    $    63.81    $    61.56    $    58.15     $   49.88
                                              ==========    ==========    ==========    ==========    ==========     =========
Total return                                      -13.69%        14.88%        16.13%        13.96%        18.29%        27.63%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets             0.89%(4)      0.91%         0.92%         0.97%        0.97%          0.98%
Ratio of net investment income / (loss)
  to average net assets                             1.56%(4)      1.38%         1.59%         1.51%        1.46%          1.64%
Portfolio turnover rate (2)                        13.57%        50.86%        54.89%        63.46%        73.43%        58.23%
Net assets, end of period (000's)             $   94,336    $   95,460    $   80,383    $   65,755    $   61,042     $  48,821

                                                                                  CLASS A
                                         -------------------------------------------------------------------------------------
                                        FOR THE SIX MONTHS
                                          ENDED MARCH 31,
                                            (UNAUDITED)                       FISCAL YEAR ENDED SEPTEMBER 30,
                                         -------------------------------------------------------------------------------------
                                                 2008          2007           2006          2005          2004          2003
                                         -------------------------------------------------------------------------------------
Net asset value, beginning of period          $    67.86    $    63.25    $    61.14    $    58.62    $    50.34     $   39.84
                                              ----------    ----------    ----------    ----------    ----------     ---------

INVESTMENT ACTIVITIES:
  Net investment income / (loss)                    0.40(1)       0.75(1)       0.80(1)       1.26          0.66          0.61
  Net realized and unrealized gains / (losses)     (9.22)         8.24          8.09          6.46          8.35        10.22
                                              ----------    ----------    ----------    ----------    ----------     ---------
Total from Investment Activities                   (8.82)         8.99          8.89          7.72          9.01         10.83
                                              ----------    ----------    ----------    ----------    ----------     ---------

DISTRIBUTIONS:
  Net investment income                            (0.84)        (0.87)        (0.59)        (1.53)        (0.73)        (0.29)
  Net realized gains                               (5.03)        (3.51)        (6.19)        (3.67)           --         (0.04)
                                              ----------    ----------    ----------    ----------    ----------     ---------
Total Distributions                                (5.87)        (4.38)        (6.78)        (5.20)        (0.73)        (0.33)
                                              ----------    ----------    ----------    ----------    ----------     ---------
Net asset value, end of period                $    53.17    $    67.86    $    63.25    $    61.14    $    58.62     $   50.34
                                              ==========    ==========    ==========    ==========    ==========     =========
Total return (3)                                  -13.79%        14.58%        15.87%        13.65%        17.99%        27.32%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets             1.14%(4)      1.16%         1.17%         1.22%         1.22%         1.23%
Ratio of net investment income / (loss)
  to average net assets                             1.31%(4)      1.13%         1.34%         1.03%         1.17%         1.39%
Portfolio turnover rate (2)                        13.57%        50.86%        54.89%        63.46%        73.43%        58.23%
Net assets, end of period (000's)             $    3,940    $    7,201    $    2,903    $      875    $       16     $       5

(1)  Per share amounts are based on average shares outstanding.

(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(3)  Total return calculations do not include any sales charges.

(4)  Annualized.

The accompanying notes are an integral part of the financial statements.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
EVEREST FUND                                             SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (UNAUDITED)
                                               SHARES           VALUE
---------------------------------------------------------------------
COMMON STOCKS - 95.9%
CONSUMER DISCRETIONARY -9.5%
   CBS Corporation - Class B                   53,974   $   1,191,746
   Comcast Corp. - Class A (a)                 89,300       1,727,062
   Gannett Co, Inc.                            38,800       1,127,140
   Honda Motor Co. Ltd. - ADR                  62,000       1,786,220
   News Corp. - Class B                        59,700       1,136,688
   Sony Corp. - ADR                            27,700       1,109,939
   Time Warner, Inc.                           87,300       1,223,946
                                                        -------------
                                                            9,302,741
                                                        -------------
CONSUMER STAPLES - 9.0%
   Altria Group, Inc.                          25,000         555,000
   CVS Caremark Corp.                          34,600       1,401,646
   Kraft Foods, Inc. - Class A                 68,901       2,136,620
   Philip Morris International, Inc. (a)       25,000       1,264,500
   Unilever NV - ADR                           39,100       1,318,843
   Wal-Mart Stores, Inc.                       41,600       2,191,488
                                                        -------------
                                                            8,868,097
                                                        -------------
ENERGY - 14.3%
   Anadarko Petroleum Corp.                     7,400         466,422
   Chevron Corp.                               23,606       2,015,008
   ConocoPhillips                              29,654       2,259,932
   Devon Energy Corp.                          27,900       2,910,807
   Nabors Industries Ltd. (a)                  51,100       1,725,647
   Royal Dutch Shell PLC - ADR                 34,900       2,407,402
   Spectra Energy Corp.                        98,824       2,248,246
                                                        -------------
                                                           14,033,464
                                                        -------------
FINANCIALS - 21.4%
   AllianceBernstein Holding LP                27,500       1,742,950
   The Allstate Corp.                          39,700       1,907,982
   Bank of America Corp.                       48,292       1,830,749
   The Bank of New York Mellon Corp.           35,634       1,487,007
   Capital One Financial Corp.                 15,100         743,222
   Citigroup, Inc.                             52,900       1,133,118
   Discover Financial Services                 41,700         682,629
   Genworth Financial, Inc. - Class A          65,200       1,476,128
   Hartford Financial Services Group, Inc.     21,000       1,591,170
   JPMorgan Chase & Co.                        33,464       1,437,279
   Legg Mason, Inc.                            33,300       1,864,134
   Metlife, Inc.                               17,600       1,060,576
   Morgan Stanley                              27,100       1,238,470
   The Travelers Companies, Inc.               25,400       1,215,390
   Wells Fargo & Co.                           57,100       1,661,610
                                                        -------------
                                                           21,072,414
                                                        -------------
HEALTH CARE - 9.9%
   Covidien Ltd.                               26,325       1,164,881
   GlaxoSmithKline PLC - ADR                   38,500       1,633,555
   Johnson & Johnson                           28,400       1,842,308
   Pfizer, Inc.                                98,800       2,067,884
   UnitedHealth Group, Inc.                    47,100       1,618,356
   Wellpoint, Inc. (a)                         31,200       1,376,856
                                                        -------------
                                                            9,703,840
                                                        -------------


                                                   SHARES       VALUE
---------------------------------------------------------------------
INDUSTRIALS - 10.7%
   3M Co.                                      31,400   $   2,485,310
   Boeing Co.                                   6,500         483,405
   Caterpillar, Inc.                           35,000       2,740,150
   General Electric Co.                        56,900       2,105,869
   Ingersoll-Rand Co. Ltd. - Class A           25,500       1,136,790
   Tyco International Ltd.                     36,025       1,586,901
                                                        -------------
                                                           10,538,425
                                                        -------------
INFORMATION TECHNOLOGY - 10.3%
   Cisco Systems, Inc. (a)                     81,000       1,951,290
   International Business Machines Corp.       18,700       2,153,118
   Microsoft Corp.                             69,400       1,969,572
   Motorola, Inc.                             169,700       1,578,210
   Nokia OYJ - ADR                             33,000       1,050,390
   Tyco Electronics Ltd.                       40,225       1,380,522
                                                        -------------
                                                           10,083,102
                                                        -------------
MATERIALS - 3.4%
   The Dow Chemical Co.                        56,700       2,089,395
   Newmont Mining Corp.                        27,900       1,263,870
                                                        -------------
                                                            3,353,265
                                                        -------------
TELECOMMUNICATION SERVICES - 3.8%
   AT&T, Inc.                                  35,900       1,374,970
   Citizens Communications Co.                 96,100       1,008,089
   Sprint Nextel Corp.                        126,200         844,278
   Verizon Communications, Inc.                15,500         564,975
                                                        -------------
                                                            3,792,312
                                                        -------------
UTILITIES - 3.6%
   Duke Energy Corporation                    113,448       2,025,047
   Southern Co.                                42,500       1,513,425
                                                        -------------
                                                            3,538,472
                                                        -------------
     TOTAL COMMON STOCKS
       (Cost $97,306,296)                                  94,286,132
                                                        -------------

SHORT TERM INVESTMENTS - 4.4%
MONEY MARKET FUNDS - 4.4%
   Northern U.S. Government Select
      Money Market Fund                     4,312,038       4,312,038
                                                        -------------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $4,312,038)                                    4,312,038
                                                        -------------
TOTAL INVESTMENTS
   (COST $101,618,334) (B) - 100.3%                        98,598,170
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%               (323,053)
                                                        -------------
TOTAL NET ASSETS - 100.0%                               $  98,275,117
                                                        =============


ADR  American Depository Receipt

(a)  Non-income producing security.

(b) For federal income tax purposes, cost is $101,705,045 and gross unrealized appreciation and depreciation of securities as of March 31, 2008 was $10,661,476 and ($13,768,351), respectively, with a net appreciation / (depreciation) of ($3,106,875).

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
FINANCIAL STATEMENTS                                                EVEREST FUND


STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008 (UNAUDITED)

ASSETS
   Investments in securities, at value        $   98,598,170
   Receivables:
      Shares sold                                     61,072
      Interest and dividends                         206,803
   Prepaid expenses and other                         11,783
                                              --------------
                                                  98,877,828
                                              --------------
LIABILITIES
   Payables:
      Payable for securities purchased               488,653
      Shares redeemed                                 13,079
      Advisory fees                                   52,653
      Professional fees                               13,339
      Administration fees                              8,227
      Fund accounting fees                             7,375
      12b-1 fees                                       3,478
      Custodian fees                                   1,645
      Directors' fees                                    219
      Other accrued expenses                          14,043
                                              --------------
                                                     602,711
                                              --------------
NET ASSETS*
   Paid-in capital                               100,928,417
   Accumulated undistributed net
      investment income / (loss)                     332,994
   Accumulated net realized gain / (loss)
      on investments and futures contracts            33,870
   Net unrealized appreciation / (depreciation)
      on investments                              (3,020,164)
                                              --------------
                                              $   98,275,117
                                              ==============

Investments at cost                           $  101,618,334
Shares authorized - Class I ($.10 par value)      20,000,000
Shares authorized - Class A ($.10 par value)      20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
                                  Shares            NAV
Share Class    Net Assets       Outstanding      per Share
Class I        $94,335,602       1,758,392        $53.65
Class A        $3,939,515         74,093          $53.17

Class A maximum offering price per share
   (net asset value plus sales charge of 5.75%
   of offering price)                                 $56.41


* FEDERAL TAX DATA AS OF SEPTEMBER 30, 2007
   Undistributed ordinary income               $   4,030,885
   Undistributed long-term gains               $   3,660,457
   Unrealized appreciation                     $  13,035,260


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)
INVESTMENT INCOME
   Dividends                                  $    1,224,671
   Foreign dividend taxes withheld                   (10,884)
                                              --------------
                                                   1,213,787
                                              --------------
EXPENSES
   Advisory fees                                     315,996
   Administration fees                                49,374
   Transfer agent fees                                21,335
   Professional fees                                  15,770
   Fund accounting fees                               14,478
   12b-1 fees - Class A                                6,657
   Directors' fees                                     6,404
   Custodian fees                                      3,576
   Shareholder reporting fees                          2,630
   Other expenses                                     12,328
                                              --------------
                                                     448,548
                                              --------------
NET INVESTMENT INCOME / (LOSS)                       765,239
                                              --------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments         719,988
   Net change in unrealized appreciation /
      (depreciation) on investments              (16,142,135)
                                              --------------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                 (15,422,147)
                                              --------------

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS                    $  (14,656,908)
                                              ==============

TRANSACTIONS WITH AFFILIATES:

     Percent of Current
       Net Asset Value
-----------------------------
   Advisory    Administration
      Fee            Fee
-----------------------------
     0.64%          0.10%

The accompanying notes are an integral part of the financial statements.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
EVEREST FUND                                                FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           FOR THE SIX MONTHS     FISCAL YEAR
                                                                                             ENDED MARCH 31,         ENDED
                                                                                               (UNAUDITED)       SEPTEMBER 30,
                                                                                             --------------------------------
                                                                                                  2008               2007
                                                                                             --------------------------------
OPERATIONS
   Net investment income / (loss)                                                            $     765,239      $   1,396,500
   Net realized gain / (loss) on investments                                                       719,988          6,739,020
   Net change in unrealized appreciation / (depreciation)
      on investments                                                                           (16,142,135)         5,038,638
                                                                                             -------------      -------------
                                                                                               (14,656,908)        13,174,158
                                                                                             -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS*
   Class I
      Net investment income                                                                     (1,417,144)        (1,386,540)
      Net realized gain on investments                                                          (6,848,671)        (4,945,799)
   Class A
      Net investment income                                                                        (65,231)           (42,835)
      Net realized gain on investments                                                            (391,946)          (173,103)
                                                                                             -------------      -------------
                                                                                                (8,722,992)        (6,548,277)
                                                                                             -------------      -------------
FUND SHARE TRANSACTIONS
   Class I
      Proceeds from shares sold                                                                 33,144,525         22,370,635
      Reinvestment of distributions                                                              8,251,462          6,321,707
      Payments for shares redeemed                                                             (20,462,431)       (19,842,615)
                                                                                             -------------      -------------
                                                                                                20,933,556          8,849,727
                                                                                             -------------      -------------
   Class A
      Proceeds from shares sold                                                                    623,843          5,073,833
      Reinvestment of distributions                                                                381,810            177,053
      Payments for shares redeemed                                                              (2,945,265)        (1,351,151)
                                                                                             -------------      -------------
                                                                                                (1,939,612)         3,899,735
                                                                                             -------------      -------------
NET INCREASE / (DECREASE) IN NET ASSETS                                                         (4,385,956)        19,375,343
NET ASSETS
   Beginning of period                                                                         102,661,073         83,285,730
                                                                                             -------------      -------------
   End of period                                                                             $  98,275,117      $ 102,661,073
                                                                                             =============      =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                                              $     332,994      $   1,050,130
                                                                                             =============      =============

FUND SHARE TRANSACTIONS
Class I
   Sold                                                                                            573,718            332,151
   Reinvestment of distributions                                                                   139,855             97,422
   Redeemed                                                                                       (347,623)          (296,831)
                                                                                             -------------      -------------
      Net increase / (decrease) from fund share transactions                                       365,950            132,742
                                                                                             =============      =============
FUND SHARE TRANSACTIONS
Class A
   Sold                                                                                             10,509             77,555
   Reinvestment of distributions                                                                     6,526              2,751
   Redeemed                                                                                        (49,049)           (20,087)
                                                                                             -------------      -------------
      Net increase / (decrease) from fund share transactions                                       (32,014)            60,219
                                                                                             =============      =============
TOTAL COST OF PURCHASES OF:
Common Stocks                                                                                $  23,076,382      $  55,685,468
                                                                                             -------------      -------------
                                                                                             $  23,076,382      $  55,685,468
                                                                                             =============      =============
TOTAL PROCEEDS FROM SALES OF:
Common Stocks                                                                                $  12,953,078      $  49,963,165
                                                                                             -------------      -------------
                                                                                             $  12,953,078      $  49,963,165
                                                                                             =============      =============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                                           $   4,584,124      $   2,627,688
   Long-term capital gains                                                                       4,138,868          3,920,589
                                                                                             -------------      -------------
                                                                                             $   8,722,992      $   6,548,277
                                                                                             =============      =============

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
BOND FUND

Line Chart:
Comparison of Change in Value of $10,000 Investment
        Summit Bond Fund (I)   Summit Bond Fund (A)  Lehman Aggregate Bond Index
Apr 00                 10000                   9579                     10000
                        9920                   9500                      9952
                        9810                   9393                      9947
Jun 00                 10052                   9622                     10154
                       10152                   9716                     10247
                       10335                   9889                     10395
Sep 00                 10304                   9858                     10460
                       10284                   9836                     10530
                       10409                   9954                     10702
Dec 00                 10555                  10091                     10900
                       10755                  10281                     11079
                       10893                  10410                     11175
Mar 01                 10957                  10469                     11231
                       10914                  10426                     11185
                       10975                  10482                     11252
Jun 01                 10953                  10459                     11295
                       11191                  10684                     11547
                       11323                  10807                     11679
Sep 01                 11312                  10795                     11815
                       11543                  11013                     12063
                       11431                  10904                     11896
Dec 01                 11317                  10793                     11821
                       11385                  10856                     11916
                       11428                  10895                     12032
Mar 02                 11360                  10828                     11832
                       11554                  11010                     12061
                       11621                  11072                     12164
Jun 02                 11580                  11030                     12269
                       11610                  11057                     12417
                       11752                  11190                     12627
Sep 02                 11797                  11230                     12831
                       11647                  11085                     12773
                       11771                  11201                     12769
Dec 02                 11933                  11353                     13033
                       11929                  11346                     13044
                       12137                  11542                     13225
Mar 03                 12188                  11588                     13214
                       12396                  11783                     13323
                       12635                  12007                     13572
Jun 03                 12718                  12084                     13545
                       12409                  11788                     13090
                       12501                  11873                     13176
Sep 03                 12884                  12234                     13525
                       12839                  12189                     13399
                       12919                  12263                     13431
Dec 03                 13059                  12393                     13568
                       13209                  12532                     13677
                       13351                  12665                     13825
Mar 04                 13475                  12780                     13929
                       13144                  12463                     13566
                       13048                  12369                     13512
Jun 04                 13095                  12412                     13588
                       13230                  12536                     13723
                       13477                  12768                     13985
Sep 04                 13535                  12821                     14023
                       13643                  12920                     14140
                       13556                  12835                     14027
Dec 04                 13681                  12951                     14157
                       13719                  12984                     14245
                       13700                  12963                     14161
Mar 05                 13557                  12825                     14089
                       13648                  12909                     14279
                       13788                  13038                     14434
Jun 05                 13889                  13131                     14512
                       13859                  13100                     14380
                       14028                  13257                     14565
Sep 05                 13892                  13126                     14415
                       13804                  13040                     14301
                       13854                  13085                     14364
Dec 05                 13964                  13185                     14500
                       13992                  13209                     14501
                       14054                  13265                     14549
Mar 06                 13966                  13179                     14407
                       13983                  13193                     14380
                       13974                  13181                     14365
Jun 06                 13977                  13181                     14396
                       14190                  13379                     14590
                       14387                  13563                     14814
Sep 06                 14513                  13678                     14944
                       14612                  13768                     15043
                       14776                  13920                     15217
Dec 06                 14713                  13858                     15129
                       14799                  13937                     15123
                       15042                  14165                     15356
Mar 07                 15021                  14139                     15356
                       15108                  14218                     15439
                       15033                  14146                     15322
Jun 07                 14961                  14075                     15277
                       14933                  14049                     15404
                       14991                  14098                     15593
Sep 07                 15111                  14207                     15711
                       15117                  14210                     15852
                       15218                  14303                     16137
Dec 07                 15247                  14326                     16183
                       15454                  14520                     16455
                       15294                  14364                     16477
Mar 08                 15223                  14294                     16534

          SUMMIT BOND FUND CLASS I - AVERAGE ANNUAL TOTAL RETURN
              1-YEAR             5-YEAR         SINCE INCEPTION
          ------------------------------------------------------
               1.34%              4.55%              5.40%

          SUMMIT BOND FUND CLASS A - AVERAGE ANNUAL TOTAL RETURN
              1-YEAR             5-YEAR         SINCE INCEPTION
          ------------------------------------------------------
              -3.19%              3.39%              4.57%

     Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to February 1, 2007, Class A share performance is based on Class I performance, adjusted to reflect Class A sales charges and expenses.


                        FUND DATA

     Managers:                      Gary R. Rodmaker
                                    Michael J. Schultz
                                    D. Scott Keller
     Inception Date:                April 3, 2000
     Total Net Assets:              $90.3 Million
     Number Of Fixed
       Income Holdings:             158
     Average Duration:              5.55 years
     Average Maturity:              13.21 years
     Weighted Average Maturity:     5.50 years
     Average Credit Quality:        Aa3/AA-
     30-day SEC Yield - Class I:    5.27%
     30-day SEC Yield - Class A:    4.80%

                   QUALITY BREAKDOWN
                                     (% of portfolio)
                                     ----------------
     AAA                                   49%
     AA                                    10%
     A                                     16%
     BBB                                   15%
     BB                                     6%
     B                                      3%
     CCC                                    1%

Pie Chart:
                   SECTOR ALLOCATIONS

     Short-Term & Other                   3.0%
     Mortgage & Asset Backed Securities  47.4%
     Corporate Bonds                     35.5%
     U.S. Treasuries                     14.1%

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                                       BOND FUND


OBJECTIVE - Seeks a high level of current income, as is consistent with a reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds.

STRATEGY - Under normal circumstances, the Bond Fund (the "Fund") will invest at least 80% of the value of its assets in fixed income securities. Further, the Fund normally will invest at least 75% of the value of its assets in publicly-traded straight debt securities which have a rating within the four highest grades as rated by a national rating agency. Up to 25% of the portfolio may be invested in below investment grade debt securities or convertible debt securities.


MANAGERS' COMMENTS:

For the six months ended March 31, 2008, the Summit Bond Fund - Class I shares provided a total return of 0.74% compared to 5.23% for the Lehman Brothers Aggregate Bond Index (the "Index").

U.S. Treasury interest rates moved sharply lower over the period, especially short-term rates, as the Federal Reserve responded aggressively to declining economic and credit market conditions. The two year Treasury yield declined from 3.98% to 1.58% while the 10 year Treasury yield declined from 4.59% to 3.41% over the past six months resulting in a more positively sloped yield curve.

Credit spreads (the interest rate difference between risk-free U.S. Treasury securities and other fixed income securities) widened over the period as the housing market deterioration spread to other sectors of the economy. The continued credit restraint on the part of lenders coupled with the lack of liquidity in the fixed income market makes it extremely difficult to assess how and over what period the current credit crisis will play out. The financial losses have been concentrated in securities related to mortgages, reflecting the fact that housing has been declining for more than a year. Estimates of mortgage losses are around $400 billion, but the final number will depend on the actual decline in home prices. Meanwhile, there is also major uncertainty about potential losses in commercial real estate, leveraged loans, credit default swaps and other sectors of the consumer market.

The Treasury sector was the best performing area of the fixed income market over the past six months as investors moved to the safety of the Treasury market and shunned riskier assets. The Fund's underweighting of Treasury bonds relative to the Index along with the exposure to non-agency mortgage securities and high yield bonds were the major contributors to the underperformance during the period. Within the investment grade corporate bond sector, financial bonds underperformed driven by the massive mortgage-related write downs at banks and brokers. Higher quality industrials and utilities outperformed other sectors of the corporate bond market. Within the mortgage sector, agency securities provided positive returns.

Moving forward into 2008, the Fund intends to maintain the overweight in corporate bonds but the overall credit quality has improved significantly. New corporate bond exposure will likely be added through the new issue market where credit spread concessions are very attractive to investors. Mortgage exposure will be added mainly through agency purchases until the housing market shows signs of stabilizing. The combination of aggressive policy actions and time will eventually lead to an economic recovery and a reduction in credit market strains. However, a cautious investment strategy is warranted over the near term.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES

FINANCIAL HIGHLIGHTS                                                   BOND FUND

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                                                CLASS I
                                           -----------------------------------------------------------------------------------
                                           FOR THE SIX MONTHS
                                             ENDED MARCH 31,
                                              (UNAUDITED)                      FISCAL YEAR ENDED SEPTEMBER 30,
                                           -----------------------------------------------------------------------------------
                                                 2008           2007          2006          2005          2004          2003
                                              --------------------------------------------------------------------------------
Net asset value, beginning of period          $    49.29    $    49.88    $    50.18    $    51.40    $    51.73    $    50.35
                                              ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITIES:
  Net investment income / (loss)                    1.29(1)       2.55          2.59          2.47          2.44          3.34
  Net realized and unrealized gains / (losses)     (0.93)        (0.54)        (0.44)        (1.15)         0.06          1.12
                                              ----------    ----------    ----------    ----------    ----------    ----------
Total from Investment Activities                    0.36          2.01          2.15          1.32          2.50          4.46
                                              ----------    ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS:
  Net investment income                            (1.37)        (2.60)        (2.45)        (2.54)        (2.83)        (3.08)
                                              ----------    ----------    ----------    ----------    ----------    ----------
Total Distributions                                (1.37)        (2.60)        (2.45)        (2.54)        (2.83)        (3.08)
                                              ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                $    48.28    $    49.29    $    49.88    $    50.18    $    51.40    $    51.73
                                              ==========    ==========    ==========    ==========    ==========    ==========

Total return                                        0.74%         4.12%         4.46%         2.64%         5.05%         9.22%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets             0.75%(2)      0.76%         0.71%         0.74%         0.72%         0.69%
Ratio of net investment income / (loss)
  to average net assets                             5.27%(2)      5.08%         5.17%         4.82%         4.82%         6.53%
Portfolio turnover rate (3)                        66.13%        87.91%        62.28%        46.97%        79.28%       125.15%
Net assets, end of period (000's)             $   90,163    $   92,451    $   94,666    $   97,119    $   92,148    $   91,745

                                                        CLASS A
                                             ----------------------------
                                              FOR THE SIX    PERIOD FROM
                                             MONTHS ENDED    FEBRUARY 1,
                                               MARCH 31,      2007(4) TO
                                             (UNAUDITED)    SEPTEMBER 30,
                                             ----------------------------
                                                 2008            2007
                                              --------------------------
Net asset value, beginning of period          $    49.46      $    49.75
                                              ----------      ----------
INVESTMENT ACTIVITIES:
  Net investment income / (loss)                    1.24(1)         1.33
  Net realized and unrealized gains / (losses)     (0.94)          (0.38)
                                              ----------      ----------
Total from Investment Activities                    0.30            0.95
                                              ----------      ----------
DISTRIBUTIONS:
  Net investment income                            (1.32)          (1.24)
                                              ----------      ----------
Total Distributions                                (1.32)          (1.24)
                                              ----------      ----------
Net asset value, end of period                $    48.44      $    49.46
                                              ==========      ==========
Total return(5)                                     0.62%           1.92%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets             1.00%(2)        1.03%(2)
Ratio of net investment income / (loss)
  to average net assets                             5.02%(2)        4.84%(2)
Portfolio turnover rate(3)                         66.13%          87.91%
Net assets, end of period (000's)             $      163      $       77

(1)  Per share amounts are based on average shares outstanding.

(2)  Annualized.

(3) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(4)  Commencement of operations.

(5)  Total return calculations do not include any sales charges.

The accompanying notes are an integral part of the financial statements.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
BOND FUND                                                SCHEDULE OF INVESTMENTS


MARCH 31, 2008 (UNAUDITED)
                                                   SHARES       VALUE
---------------------------------------------------------------------
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
   Avado Brands, Inc. (a) (g) (i)               4,803   $          48
   Intermet Corp. (a) (g) (i)                   4,772           4,772
                                                        -------------
                                                                4,820
                                                        -------------
    TOTAL COMMON STOCKS
      (Cost $184,387)                                           4,820
                                                        -------------
PREFERRED STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
   ION Media Networks, Inc.12.0% Payment-in-Kind
    Dividend (b) (e) (g) (i)                        2           1,739
                                                        -------------
    TOTAL PREFERRED STOCKS
      (Cost $17,041)                                            1,739
                                                        -------------

                                            PRINCIPAL
                                               AMOUNT           VALUE
---------------------------------------------------------------------
ASSET BACKED SECURITIES - 1.3%
   America West Airlines, Inc. - AMBAC Insured
    7.100%, 10/02/2022                     $  589,070   $     577,289
   Asset Backed Funding Certificates
    Series 2005-AQ1, 5.240%, 11/25/2034       400,000         315,605
   Centex Home Equity
    Series 2001-B, 7.860%, 07/25/2032         120,504          83,400
   First Franklin Mortgage Loan Asset
    Backed Certificates
    Series 2003-FF2, 7.795%, 07/25/2033       103,366          42,574
   JET Equipment Trust
    Series 1995-B,
    7.630%, 02/15/2015 (b) (g) (h) (i)        109,297             603
   Residential Asset Mortgage Products, Inc.
    Series 2003-RZ3, 4.120%, 06/25/2033       183,052         166,525
                                                        -------------
    TOTAL ASSET BACKED SECURITIES
      (Cost $1,510,919)                                     1,185,996
                                                        -------------

CORPORATE BONDS - 35.5%
CONSUMER DISCRETIONARY - 2.9%
   General Motors Corp.
    7.700%, 04/15/2016                        150,000         109,500
   Idearc, Inc.
    8.000%, 11/15/2016                        150,000          97,125
   Intcomex, Inc.
    11.750%, 01/15/2011 (e)                   375,000         366,563
   ION Media Networks, Inc.
    11.000%, 07/31/2013 (g)                   325,940          90,448
   MDC Holdings, Inc.
    5.500%, 05/15/2013 (e)                    350,000         333,193
   NVR, Inc.
    5.000%, 06/15/2010                        490,000         487,147
   R.H. Donnelley Corp.
    6.875%, 01/15/2013                        375,000         228,750
   TCI Communications, Inc.
    8.750%, 08/01/2015                        770,000         871,012
                                                        -------------
                                                            2,583,738
                                                        -------------
CONSUMER STAPLES - 1.5%
   Constellation Brands, Inc.
    7.250%, 09/01/2016 (e)                    375,000         364,688


                                            PRINCIPAL
                                               AMOUNT           VALUE
---------------------------------------------------------------------
CONSUMER STAPLES - 1.5% (Continued)
   Del Monte Corp.
    6.750%, 02/15/2015 (e)                 $  188,000   $     180,010
   Tesco Plc
    5.500%, 11/15/2017 (b)                    770,000         785,507
                                                        -------------
                                                            1,330,205
                                                        -------------
ENERGY - 3.7%
   Chesapeake Energy Corp.
    6.625%, 01/15/2016 (e)                    375,000         367,500
   Complete Production Services, Inc.
    8.000%, 12/15/2016                        375,000         360,000
   Encore Acquisition Co.
    7.250%, 12/01/2017                        125,000         119,375
   Energy Future Holdings Corp.
    1.875%, 11/01/2017 (b)                    375,000         378,750
   Nexen, Inc.
    5.875%, 03/10/2035 (e)                    100,000          91,002
   Peabody Energy Corp.
    7.375%, 11/01/2016 (e)                    375,000         388,125
   Petroplus Finance Ltd.
    7.000%, 05/01/2017 (b) (e)                300,000         267,750
   Pioneer Natural Resources Co.
    6.650%, 03/15/2017                        375,000         354,934
   Plains All American Pipeline LP
    4.750%, 08/15/2009 (e)                    750,000         758,884
   Range Resources Corp.
    7.375%, 07/15/2013                         90,000          91,350
    7.500%, 05/15/2016                        125,000         128,125
                                                        -------------
                                                            3,305,795
                                                        -------------
FINANCIALS - 9.2%
   AXA SA
    5.362%, 02/06/2049 (c) (g)              1,050,000         546,000
   Bank Of America Corp.
    5.750%, 12/01/2017                        500,000         517,421
   Bank of New York Mellon
    4.950%, 11/01/2012                        575,000         589,132
   Conocophillips Australia Funding Co.
    5.500%, 04/15/2013                        770,000         825,683
   Health Care REIT, Inc.
    8.000%, 09/12/2012 (e)                    750,000         774,557
   iStar Financial, Inc.
    5.950%, 10/15/2013                        770,000         562,100
   Landsbanki Islands HF
    6.100%, 08/25/2011 (b)                    770,000         672,714
   Lincoln National Corp.
    6.050%, 04/20/2067 (c)                    760,000         664,486
   Prime Property Funding, Inc.
    5.500%, 01/15/2014 (b)                    500,000         471,689
   Vale Overseas Ltd.
    6.250%, 01/23/2017                        750,000         746,908
   Ventas Realty LP
    7.125%, 06/01/2015                        113,000         112,153
   Wells Fargo & Co.
    4.375%, 01/31/2013                        770,000         766,057
   WMC Finance USA Ltd.
    5.125%, 05/15/2013                        750,000         765,059
   Xstrata Finance Canada Ltd.
    5.800%, 11/15/2016 (b)                    350,000         338,021
                                                        -------------
                                                            8,351,980
                                                        -------------

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                                                BOND FUND


                                            PRINCIPAL
                                               AMOUNT           VALUE
---------------------------------------------------------------------
HEALTH CARE - 2.2%
   Abbott Laboratories
    5.600%, 11/30/2017                     $  770,000   $     805,575
   Community Health Systems, Inc.
    8.875%, 07/15/2015                        187,000         187,701
   DaVita, Inc.
    7.250%, 03/15/2015 (e)                     94,000          91,650
   HCA, Inc.
    9.250%, 11/15/2016                        375,000         389,062
   Unitedhealth Group, Inc.
    6.000%, 11/15/2017                        500,000         488,210
                                                        -------------
                                                            1,962,198
                                                        -------------
INDUSTRIALS - 6.1%
   American Railcar Industries, Inc.
    7.500%, 03/01/2014                         75,000          66,000
   Ametek, Inc.
    7.200%, 07/15/2008                        750,000         757,637
   Aramark Corp.
    8.500%, 02/01/2015 (e)                    300,000         300,750
   Caterpillar, Inc.
    5.700%, 08/15/2016                        770,000         810,197
   DRS Technologies, Inc.
    7.625%, 02/01/2018 (e)                     93,000          93,000
   Hertz Corp.
    8.875%, 01/01/2014 (e)                    200,000         189,500
   Honeywell International, Inc.
    5.300%, 03/01/2018                        770,000         789,051
   Joy Global, Inc.
    6.000%, 11/15/2016                        750,000         753,443
   Kansas City Southern De Mexico
    7.375%, 06/01/2014 (b)                    150,000         138,375
   Raytheon Co.
    5.500%, 11/15/2012                        770,000         821,722
   United Parcel Service, Inc.
    5.500%, 01/15/2018                        770,000         813,476
                                                        -------------
                                                            5,533,151
                                                        -------------
INFORMATION TECHNOLOGY - 1.7%
   Cisco Systems, Inc.
    5.500%, 02/22/2016                        770,000         796,647
   Hewlett Packard Co.
    5.500%, 03/01/2018                        500,000         512,259
   Iron Mountain, Inc.
    7.750%, 01/15/2015 (e)                    225,000         226,125
                                                        -------------
                                                            1,535,031
                                                        -------------
MATERIALS - 1.3%
   Freeport-McMoRan Copper & Gold, Inc.
    8.375%, 04/01/2017                        300,000         318,375
   The Mosaic Co.
    7.875%, 12/01/2016 (b) (c) (e)            300,000         322,500
   Smurfit-Stone Container Corporation
    8.000%, 03/15/2017 (e)                    300,000         252,000
   Warnaco, Inc.
    8.875%, 06/15/2013                        300,000         311,250
                                                        -------------
                                                            1,204,125
                                                        -------------

                                                PRINCIPAL
                                                   AMOUNT       VALUE
---------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 4.9%
   America Movil SAB De CV
    5.625%, 11/15/2017                     $  770,000   $     761,234
   AT&T, Inc.
    5.500%, 02/01/2018                        770,000         753,938
   Citizens Communications Co.
    6.250%, 01/15/2013                        375,000         339,375
   Intelsat Bermuda Ltd.
    11.250%, 06/15/2016                       300,000         304,125
   iPCS, Inc.
    7.481%, 05/01/2013 (c)                    475,000         365,750
   Lin Television Corp.
    6.500%, 05/15/2013 (e)                    375,000         347,812
   Qwest Communications International, Inc.
    7.500%, 02/15/2014                        375,000         352,500
   Verizon Communications
    5.500%, 02/15/2018                        900,000         876,568
   Windstream Corp.
    8.625%, 08/01/2016                        300,000         294,750
                                                        -------------
                                                            4,396,052
                                                        -------------
UTILITIES - 2.0%
   Edison Mission Energy
    7.500%, 06/15/2013 (e)                    375,000         384,375
   Exelon Corp.
    6.750%, 05/01/2011                        770,000         812,495
   Kern River Funding Corp.
    6.676%, 07/31/2016 (b)                    104,902         114,027
   NSTAR Electric Co.
    5.625%, 11/15/2017 (e)                    500,000         524,377
                                                        -------------
                                                            1,835,274
                                                        -------------
     TOTAL CORPORATE BONDS
      (Cost $33,381,558)                                   32,037,549
                                                        -------------

MORTGAGE BACKED SECURITIES - 46.1%
   Banc of America Alternative Loan Trust
    Series 2003-5, 5.000%, 07/25/2018         488,399         381,715
    Series 2003-8, 4.750%, 10/25/2018         528,601         392,031
   Banc of America Funding Corp.
    Series 2004-4, 4.686%, 10/25/2019         244,762         224,866
    Series 2003-2, 6.382%, 06/25/2032         586,132         532,547
   Banc of America Mortgage Securities
    Series 2003-10, 5.000%, 01/25/2019        323,164         319,606
    Series 2003-10, 5.000%, 01/25/2019 (b)     77,221          68,706
    Series 2004-3, 4.875%, 04/25/2019         157,009         138,641
    Series 2004-7, 4.797%, 08/25/2019         338,931         315,762
    Series 2005-6, 5.000%, 07/25/2020         343,371         328,648
    Series 2003-5, 7.500%, 02/25/2031         398,051         402,836
    Series 2003-8, 5.500%, 11/25/2033         114,946         114,640
    Series 2004-4, 5.423%, 05/25/2034       1,001,254         727,924
    Series 2004-6, 5.500%, 07/25/2034         625,752         604,784
   Cendant Mortgage Corporation
    Series 2002-11P, 5.520%, 12/25/2032 (b)    76,632          67,211
   Chase Mortgage Finance Corporation
    Series 2002-S8, 5.466%, 08/25/2029 (b)    219,571         212,958


The accompanying notes are an integral part of the financial statements.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
BOND FUND                                                SCHEDULE OF INVESTMENTS


                                            PRINCIPAL
                                               AMOUNT           VALUE
---------------------------------------------------------------------
MORTGAGE BACKED SECURITIES - 46.1% (Continued)
    Citicorp Mortgage Securities, Inc.
    Series 2003-10 A1, 4.500%, 11/25/2018  $1,714,528   $   1,697,383
    Series 2003-2 B4,
       5.632%, 02/25/2033 (b)               1,323,817       1,045,305
   Citigroup Mortgage Loan Trust, Inc.
    Series 2005-5, 5.690%, 08/25/2035         289,674         167,775
   Countrywide Home Loans
    Series 2003-58, 4.574%, 02/19/2034      1,163,459       1,149,469
    Series 2006-6, 6.000%, 04/25/2036         979,505         706,468
    Series 2007-5, 5.750%, 05/25/2037       1,289,550       1,041,765
   Credit Suisse Mortgage Capital Corporation
    Series 2006-4, 5.745%, 05/25/2036         715,096         444,542
    Series 2007-7, 6.080%, 03/25/2038       3,266,590       1,688,845
   Fannie Mae Pool
    Pool #254190, 5.500%, 02/01/2009          395,808         402,521
    Pool #254273, 5.000%, 03/01/2009          298,069         302,808
    Pool #254340, 5.500%, 05/01/2012          213,692         219,434
    Pool #545015, 6.000%, 06/01/2016          329,317         339,918
    Pool #727360, 5.500%, 08/01/2018        1,903,254       1,952,573
    Pool #481582, 6.500%, 02/01/2029          131,593         137,619
   First Horizon Alternative
   Mortgage Securities
    Series 2005-FA11, 5.730%, 02/25/2036      441,332         207,481
   Freddie Mac
    Series 2931, 5.000%, 11/15/2028         1,947,145       1,989,346
   Freddie Mac (Gold) Pool
    Pool #M8-0866, 5.000%, 11/01/2010         627,668         645,114
    Pool #E9-1818, 5.000%, 10/01/2017       2,206,846       2,241,180
    Pool #E9-6460, 5.000%, 05/01/2018         309,255         313,832
    Pool #E9-9160, 4.500%, 09/01/2018       2,071,489       2,068,769
    Pool #C7-6658, 5.000%, 02/01/2033         293,782         291,743
    Pool #G0-1740, 5.500%, 12/01/2034       7,753,433       7,848,766
   Ginnie Mae
    Pool #446760X 6.500%, 10/15/2028          170,762         178,623
   GMAC Mortgage Corp Loan Trust
    Series 2003-J3, 5.000%, 05/25/2018 (b)    222,051         203,483
    Series 2004-J1, 5.250%, 04/25/2034        262,292         259,677
   Lehman Mortgage Trust
    Series 2005-2, 5.573%, 12/25/2035       1,083,203         447,522
   MASTR Alternative Loans Trust
    Series B-3, 6.083%, 03/25/2033            680,493         490,890
   MASTR Asset Securitization Trust
    Series 2003-9, 5.500%, 10/25/2033         150,785         148,468
   MASTR Seasoned Securities Trust
    Series 2004-1, 6.236%, 08/25/2017         395,425         404,041
    Series 2004-1, 6.500%, 08/25/2032         720,108         634,876
   Morgan Stanley Capital I
    Series 2007-IQ14, 5.692%, 04/15/2049    1,000,000         984,653
   Morgan Stanley Mortgage Loan Trust
    Series 2004-1, 5.170%, 11/25/2033         461,872         415,771


                                            PRINCIPAL
                                               AMOUNT           VALUE
---------------------------------------------------------------------
MORTGAGE BACKED SECURITIES - 46.1% (Continued)
   Residential Accredit Loans, Inc.
    Series 2002-QS16, 5.750%, 10/25/2017   $  457,210   $     366,300
    Series 2004-QS16, 5.000%, 12/25/2019      437,928         339,147
    Series 2006-QS2, 5.500%, 02/25/2021       474,503         385,460
    Series 2006-QS6, 6.000%, 06/25/2021       392,811         325,051
   Residential Asset Securitization Trust
    Series 2003-A12 Class B2,
    5.000%, 11/25/2018                        191,751         173,006
    Series 2003-A12 Class B3,
    5.000%, 11/25/2018                        255,182         204,402
   Residential Funding Mortgage Securities I
    Series 2004-S3, 4.750%, 03/25/2019        271,455         244,152
   Salomon Brothers Mortgage Securities VII
    Series 2003-HYB1, 4.114%, 09/25/2033      443,716         439,671
   Structured Asset Securities Corp.
    Series 2003-20, 5.390%, 07/25/2033        650,049         473,497
   WaMu Mortgage Pass-Through Certificates
    Series 2005-AR7, 4.951%, 08/25/2035       257,179         254,240
   Washington Mutual Mortgage
    Pass-Through Certificates
    Series 2002-MS11, 5.250%, 12/25/2017    1,052,695       1,024,575
    Series 2003-MS4, 5.787%, 02/25/2033 (b)   573,996         436,720
    Series 2003-MS6, 5.966%, 03/25/2033       629,134         540,214
   Wells Fargo Mortgage Backed
    Securities Trust
    Series 2005-4, 5.500%, 04/25/2035         864,399         493,351
                                                        -------------
    TOTAL MORTGAGE BACKED SECURITIES
      (Cost $44,547,527)                                   41,603,321
                                                        -------------

U.S. TREASURY OBLIGATIONS - 14.1%
U.S. TREASURY BONDS - 0.7%
    4.500%, 02/15/2036 (e)                    650,000         671,480
                                                        -------------
U.S. TREASURY NOTES - 13.4%
    5.000%, 08/15/2011 (e)                  1,000,000       1,099,922
    4.750%, 01/31/2012 (e)                  1,500,000       1,643,437
    4.125%, 08/31/2012 (e)                  1,500,000       1,609,101
    3.375%, 11/30/2012 (e)                  1,830,000       1,906,489
    4.250%, 11/15/2014 (e)                  2,450,000       2,678,923
    4.500%, 11/15/2015 (e)                  1,525,000       1,685,244
    4.250%, 11/15/2017 (e)                    175,000         186,717
    3.500%, 02/15/2018 (e)                  1,270,000       1,277,342
                                                        -------------
                                                           12,087,175
                                                        -------------
    TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $12,254,748)                                   12,758,655
                                                        -------------

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                                                BOND FUND


                                               SHARES           VALUE
---------------------------------------------------------------------
SHORT TERM INVESTMENTS - 1.7%
MONEY MARKET FUNDS -1.7%
   Northern U.S. Government Select
    Money Market Fund                       1,529,718   $   1,529,718
                                                        -------------
    TOTAL SHORT TERM INVESTMENTS
      (Cost $1,529,718)                                     1,529,718
                                                        -------------
TOTAL INVESTMENTS (COST $93,425,898) (d) - 98.7%           89,121,798
NORTHERN INSTITUTIONAL LIQUID ASSETS
    PORTFOLIO (f) - 19.4%                                  17,556,487
LIABILITIES IN EXCESS OF OTHER ASSETS - (18.1)%           (16,351,532)
                                                        -------------
TOTAL NET ASSETS - 100.0%                               $  90,326,753
                                                        =============


(a)  Non-income producing security.

(b) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.

(c)  Variable rate security.

(d) For federal income tax purposes, cost is $93,508,192 and gross unrealized appreciation and depreciation of securities as of March 31, 2008 was $1,328,969 and ($5,715,363), respectively, with a net appreciation / (depreciation) of ($4,386,394).

(e)  All or a portion of the security is out on loan.

(f) This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $19,308,751, $17,556,487, and $58,625, respectively.

(g) Security is considered illiquid. The aggregate value of such securities is $643,610 or 0.7% of total net assets.

(h)  Security in default.

(i)  Valued in good faith under procedures adopted by the Board of Directors.

The accompanying notes are an integral part of the financial statements.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
BOND FUND                                                   FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008 (UNAUDITED)
ASSETS
   Investments in securities, at value        $   89,121,798
   Collateral for securities loaned,
      at fair value                               17,556,487
   Cash                                                6,039
   Receivables:
      Securities sold                                390,104
      Interest and dividends                         944,423
   Prepaid expenses and other                         10,924
                                              --------------
                                                 108,029,775
                                              --------------
LIABILITIES
   Payables:
      Payable upon return of securities loaned    17,556,487
      Shared redeemed                                 65,214
      Advisory fees                                   35,812
      Professional fees                               12,108
      Fund accounting fees                             9,665
      Administration fees                              7,620
      Custodian fees                                   2,616
      12b-1 fees                                         190
      Other accrued expenses                          13,310
                                              --------------
                                                  17,703,022
                                              --------------
NET ASSETS*
   Paid-in capital                                94,467,730
   Accumulated undistributed net investment
      income / (loss)                                420,118
   Accumulated net realized gain / (loss)
      on investments                                (256,995)
   Net unrealized appreciation / (depreciation)
      on investments                              (4,304,100)
                                              --------------
                                              $   90,326,753
                                              ==============

Investments at cost                           $   93,425,898
Shares authorized - Class I ($.10 par value)      20,000,000
Shares authorized - Class A ($.10 par value)      20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
                                      Shares                 NAV
Share Class        Net Assets       Outstanding        per Share
Class I            $90,163,482      1,867,689            $48.28
Class A             $163,271          3,370              $48.44**
   Class A maximum offering price per share
      (net asset value plus sales charge of 4.25%
      of offering price)                      $        50.59

* FEDERAL TAX DATA AS OF SEPTEMBER 30, 2007
   Undistributed ordinary income              $      567,176

       Capital Loss Carryforward Expiring September 30:
------------------------------------------------------------
              2011             2014             2015
           --------          --------         --------
          $(251,589)        $(141,901)       $(336,178)

**   Net Asset Value does not recalculate due to fractional shares outstanding.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

INVESTMENT INCOME
   Interest                                    $   2,704,997
   Dividends                                          23,320
   Other income                                       41,301
                                               -------------
                                                   2,769,618
                                               -------------
EXPENSES
   Advisory fees                                     216,147
   Administration fees                                45,989
   Transfer agent fees                                19,074
   Fund accounting fees                               18,935
   Professional fees                                  14,558
   Directors' fees                                     5,179
   Custodian fees                                      4,977
   Shareholder reporting fees                          2,980
   12b-1 fees - Class A                                  153
   Other expenses                                     16,534
                                               -------------
                                                     344,526
                                               -------------
NET INVESTMENT INCOME / (LOSS)                     2,425,092
                                               -------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments         554,953
   Net change in unrealized appreciation /
      (depreciation) on investments               (2,327,759)
                                               -------------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                  (1,772,806)
                                               -------------

NET INCREASE / (DECREASE) IN NET
ASSETS FROM OPERATIONS                         $     652,286
                                               =============

TRANSACTIONS WITH AFFILIATES:
     Percent of Current
       Net Asset Value
-----------------------------
   Advisory    Administration
      Fee            Fee
-----------------------------
     0.47%          0.10%

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
FINANCIAL STATEMENTS                                                   BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                           FOR THE SIX MONTHS    FISCAL YEAR
                                                                                            ENDED MARCH 31,         ENDED
                                                                                              (UNAUDITED)        SEPTEMBER 30,
                                                                                           -----------------------------------
                                                                                                  2008               2007
                                                                                           -----------------------------------
OPERATIONS
   Net investment income / (loss)                                                            $   2,425,092      $   4,785,873
   Net realized gain / (loss) on investments                                                       554,953            (14,366)
   Net change in unrealized appreciation / (depreciation)
      on investments                                                                            (2,327,759)        (1,022,044)
                                                                                             -------------      -------------
                                                                                                   652,286          3,749,463
                                                                                             -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS*
   Class I
      Net investment income                                                                     (2,569,189)        (4,890,397)
   Class A(1)
      Net investment income                                                                         (2,961)            (1,521)
                                                                                             -------------      -------------
                                                                                                (2,572,150)        (4,891,918)
FUND SHARE TRANSACTIONS
   Class I
      Proceeds from shares sold                                                                  7,972,739         13,135,327
      Reinvestment of distributions                                                              2,567,156          4,889,397
      Payments for shares redeemed                                                             (10,909,378)       (19,098,684)
                                                                                             -------------      -------------
                                                                                                  (369,483)        (1,073,960)
                                                                                             -------------      -------------
FUND SHARE TRANSACTIONS
   Class A(1)
      Proceeds from shares sold                                                                     90,352             77,052
      Reinvestment of distributions                                                                  1,233                570
      Payments for shares redeemed                                                                  (3,067)                (1)
                                                                                             -------------      -------------
                                                                                                    88,518             77,621
                                                                                             -------------      -------------
NET INCREASE / (DECREASE) IN NET ASSETS                                                         (2,200,829)        (2,138,794)
NET ASSETS
   Beginning of period                                                                          92,527,582         94,666,376
                                                                                             -------------      -------------
   End of period                                                                             $  90,326,753      $  92,527,582
                                                                                             =============      =============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                                              $     420,118      $     567,176
                                                                                             =============      =============

FUND SHARE TRANSACTIONS
Class I
   Sold                                                                                            162,179            263,016
   Reinvestment of distributions                                                                    52,697             98,743
   Redeemed                                                                                       (222,997)          (383,665)
                                                                                             -------------      -------------
      Net increase / (decrease) from fund share transactions                                        (8,121)           (21,906)
                                                                                             =============      =============
FUND SHARE TRANSACTIONS
Class A(1)
   Sold                                                                                              1,848              1,547
   Reinvestment of distributions                                                                        25                 12
   Redeemed                                                                                            (62)                --
                                                                                             -------------      -------------
      Net increase / (decrease) from fund share transactions                                         1,811              1,559
                                                                                             =============      =============
TOTAL COST OF PURCHASES OF:
   Preferred and Common Stocks                                                               $      17,041      $      87,400
   U.S. Government Securities                                                                   21,362,941         33,334,821
   Corporate Bonds                                                                              38,260,761         49,120,669
                                                                                             -------------      -------------
                                                                                             $  59,640,743      $  82,542,890
                                                                                             =============      =============
TOTAL PROCEEDS FROM SALES OF:
   Preferred and Common Stocks                                                               $          --      $     848,475
   U.S. Government Securities                                                                   28,849,300         26,975,812
   Corporate Bonds                                                                              33,097,969         53,363,214
                                                                                             -------------      -------------
                                                                                             $  61,947,269      $  81,187,501
                                                                                             =============      =============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                                           $   2,572,150      $   4,891,918
                                                                                             -------------      -------------
                                                                                             $   2,572,150      $   4,891,918
                                                                                             =============      =============

(1)  Class A shares have been offered since February 1, 2007.

The accompanying notes are an integral part of the financial statements.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                      SHORT-TERM GOVERNMENT FUND


Line Chart:
Comparison of Change in Value of $10,000 Investment

Date     Summit Short-term      Summit Short-term      Citigroup Treasury Index,
         Government Fund (I)   Government Fund (A)         1-5 year sector
Apr 00         10000                   9699                   10000
               10020                   9717                    9997
               10040                   9735                   10038
Jun 00         10161                   9849                   10163
               10261                   9945                   10227
               10352                  10031                   10316
Sep 00         10414                  10088                   10398
               10465                  10136                   10458
               10578                  10243                   10576
Dec 00         10732                  10390                   10726
               10857                  10509                   10860
               10931                  10578                   10945
Mar 01         11005                  10647                   11038
               11005                  10645                   11037
               11047                  10684                   11092
Jun 01         11069                  10703                   11128
               11207                  10834                   11289
               11283                  10905                   11372
Sep 01         11466                  11080                   11587
               11596                  11203                   11721
               11498                  11106                   11648
Dec 01         11465                  11072                   11626
               11498                  11102                   11657
               11587                  11186                   11733
Mar 02         11476                  11076                   11602
               11614                  11207                   11768
               11679                  11268                   11837
Jun 02         11761                  11344                   11958
               11900                  11476                   12155
               12013                  11582                   12232
Sep 02         12122                  11685                   12397
               12124                  11684                   12408
               12076                  11636                   12329
Dec 02         12201                  11754                   12500
               12187                  11738                   12479
               12263                  11809                   12570
Mar 03         12259                  11802                   12585
               12279                  11820                   12612
               12335                  11871                   12726
Jun 03         12333                  11866                   12727
               12214                  11749                   12571
               12221                  11753                   12576
Sep 03         12341                  11866                   12760
               12284                  11809                   12676
               12287                  11809                   12668
Dec 03         12339                  11857                   12757
               12367                  11881                   12797
               12424                  11934                   12888
Mar 04         12464                  11970                   12955
               12326                  11835                   12744
               12298                  11805                   12721
Jun 04         12307                  11812                   12733
               12353                  11853                   12795
               12451                  11944                   12933
Sep 04         12444                  11935                   12927
               12480                  11967                   12983
               12441                  11928                   12883
Dec 04         12463                  11946                   12926
               12468                  11948                   12919
               12446                  11925                   12860
Mar 05         12441                  11918                   12844
               12504                  11976                   12953
               12548                  12015                   13020
Jun 05         12570                  12034                   13052
               12553                  12015                   12974
               12610                  12067                   13088
Sep 05         12597                  12053                   13020
               12588                  12041                   12994
               12640                  12088                   13044
Dec 05         12687                  12131                   13101
               12709                  12149                   13110
               12732                  12169                   13110
Mar 06         12757                  12190                   13108
               12797                  12226                   13141
               12827                  12252                   13154
Jun 06         12858                  12279                   13175
               12934                  12348                   13289
               12997                  12407                   13402
Sep 06         13048                  12453                   13482
               13094                  12494                   13537
               13161                  12555                   13617
Dec 06         13183                  12573                   13598
               13216                  12603                   13614
               13304                  12683                   13753
Mar 07         13358                  12735                   13798
               13408                  12780                   13854
               13410                  12779                   13809
Jun 07         13452                  12816                   13859
               13542                  12899                   14011
               13620                  12972                   14181
Sep 07         13708                  13052                   14281
               13762                  13100                   14350
               13913                  13243                   14661
Dec 07         13963                  13288                   14696
               14098                  13413                   15014
               14179                  13490                   15193
Mar 08         14180                  13485                   15249

    SUMMIT SHORT-TERM GOVERNMENT FUND CLASS I - AVERAGE ANNUAL TOTAL RETURN
                 1-YEAR             5-YEAR         SINCE INCEPTION
    -----------------------------------------------------------------------
                  6.15%              2.96%              4.47%

    SUMMIT SHORT-TERM GOVERNMENT FUND CLASS A - AVERAGE ANNUAL TOTAL RETURN
                 1-YEAR             5-YEAR         SINCE INCEPTION
    -----------------------------------------------------------------------
                  2.71%              2.08%              3.81%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to February 1, 2007, Class A share performance is based on Class I performance, adjusted to reflect Class A sales charges and expenses. Absent limitation of expenses during certain of the periods shown, performance would have been lower.


                        FUND DATA

     Manager:                       Michael J. Schultz
     Inception Date:                April 3,2000
     Total Net Assets:              $31.8 Million
     Number Of Fixed
       Income Holdings:             29
     Average Duration:              1.55 years
     Average Maturity:              2.22 years
     Average Credit Quality:        GOV/GOV
     30-day SEC Yield - Class I:    2.95%
     30-day SEC Yield - Class A:    2.63%

Pie Chart:

                  SECTOR ALLOCATIONS

     U.S. Treasuries & Agency Notes         35.0%
     Mortgage Backed Securities             62.1%
     Short-Term and Other                    2.9%

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SHORT-TERM GOVERNMENT FUND

OBJECTIVE - Seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government or its agencies or instrumentalities.

STRATEGY - Under normal market conditions, the Short-term Government Fund (the "Fund") will invest 100% of the value of its assets in bonds issued by the U.S. government or its agencies or instrumentalities.


MANAGER'S COMMENTS:

The Summit Short-term Government Fund (the "Fund") Class I had a total return of 3.44% (after waivers and reimbursements) for the six month period ended March 31, 2008 compared to a total return of 6.78% for the Citicorp 1-5 Year Treasury Index (the "Index").

The Treasury market was one of the few bright areas of the fixed income market over the past six months but only as a result of weakening economic conditions and financial system challenges. The Treasury market staged a massive rally as the flight to quality trade resulted in lower market interest rates across the maturity spectrum with short rates experiencing the largest changes. Most other sectors of the fixed income market underperformed with significant widening in spreads (the difference between the risk free interest rate on U.S. Treasury securities and the rate on fixed income securities with credit risk) due to numerous risks that are difficult to quantify. The declining economic and credit market conditions have opened the debate of whether the U.S. is already or soon will be in a recession. Housing remains in a steep decline, with the annual change in median houses prices declining severely over the past several months. The labor market is also not encouraging as unemployment claims are trending higher. The combination of falling house prices, a softening labor market and record high energy prices makes a compelling case for a consumer retrenchment. The recently legislated tax rebates will give a boost to spending around the middle of the year, but the impact will be temporary. The bottom line is that the U.S. economy faces a difficult period.

The Fund's under performance to the Index was primarily a result of maintaining a shorter duration and unfavorable asset allocation relative to the Index. During the period, the Fund's exposure to the Treasury sector provided the largest incremental return. The 3-5 year Treasury sector was the best performing segment of the investment grade fixed income market over the past six months. Unfortunately, the Fund was underexposed to the 3-5 year sector of the Treasury market and did not fully participate in the massive rally in the Treasury sector during the period. Spread widening in both the agency and mortgage sectors resulted in underperformance relative to comparable maturity Treasury bonds. Floating rate mortgage securities bore the brunt of the underperformance as spreads widened and coupon interest rates reset lower due to declining short term interest rates. While the housing market may not have bottomed, the Fund added to its fixed rate agency mortgage position during the first quarter of 2008 to take advantage of the historic wide spreads. We believe that in the long term, the added mortgage exposure will provide positive incremental returns relative to the Treasury sector.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SHORT-TERM GOVERNMENT FUND                                  FINANCIAL HIGHLIGHTS


FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                                                  CLASS I
                                         ---------------------------------------------------------------------------------------
                                         FOR THE SIX MONTHS
                                           ENDED MARCH 31,
                                             (UNAUDITED)                       FISCAL YEAR ENDED SEPTEMBER 30,
                                         ---------------------------------------------------------------------------------------
                                                 2008            2007          2006          2005          2004          2003
                                         ---------------------------------------------------------------------------------------
Net asset value, beginning of period          $    51.50      $    51.10    $    51.05    $    51.84    $    52.56     $   53.48
                                              ----------      ----------    ----------    ----------    ----------     ---------
INVESTMENT ACTIVITIES:
  Net investment income / (loss)                    1.01            2.09          1.84          1.41          1.30          1.37
  Net realized and unrealized gains / (losses)      0.75            0.44         (0.05)        (0.78)        (0.87)        (0.42)
                                              ----------      ----------    ----------    ----------    ----------     ---------
Total from Investment Activities                    1.76            2.53          1.79          0.63          0.43          0.95
                                              ----------      ----------    ----------    ----------    ----------     ---------
DISTRIBUTIONS:
  Net investment income                            (1.11)          (2.13)        (1.74)        (1.42)        (1.15)        (1.58)
  Net realized gains                                  --              --            --            --            --         (0.29)
                                              ----------      ----------    ----------    ----------    ----------     ---------
Total Distributions                                (1.11)          (2.13)        (1.74)        (1.42)        (1.15)        (1.87)
                                              ----------      ----------    ----------    ----------    ----------     ---------
Net asset value, end of period                $    52.15      $    51.50    $    51.10    $    51.05    $    51.84     $   52.56
                                              ==========      ==========    ==========    ==========    ==========     =========
Total return                                        3.44%           5.06%         3.58%         1.24%         0.83%         1.81%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(1)    0.73%(2)        0.73%         0.73%         0.73%         0.73%         0.73%
Ratio of expenses to average net assets - gross     0.95%(2)        0.96%         0.84%         0.88%         0.85%         0.81%
Ratio of net investment income / (loss)
  to average net assets                             4.00%(2)        4.11%         3.55%         2.59%         2.16%         2.00%
Portfolio turnover rate(3)                         34.54%          32.26%        41.95%        15.98%        32.31%        55.57%
Net assets, end of period (000's)             $   31,505      $   27,270    $   28,013    $   28,368    $   28,981     $  31,664

                                                       CLASS A
                                           ------------------------------
                                           FOR THE SIX       PERIOD FROM
                                           MONTHS ENDED      FEBRUARY 1,
                                             MARCH 31,        2007(4) TO
                                            (UNAUDITED)     SEPTEMBER 30,
                                           ------------------------------
                                                 2008             2007
                                           ------------------------------
Net asset value, beginning of period          $    51.65      $    50.99
                                              ----------      ----------
INVESTMENT ACTIVITIES:
  Net investment income / (loss)                    0.84            1.37
  Net realized and unrealized
     gains / (losses)                               0.86            0.43
                                              ----------      ----------
Total from Investment Activities                    1.70            1.80
                                              ----------      ----------
DISTRIBUTIONS:
  Net investment income                            (1.05)          (1.14)
  Net realized gains                                  --              --
                                              ----------      ----------
Total Distributions                                (1.05)          (1.14)
                                              ----------      ----------
Net asset value, end of period                $    52.30      $    51.65
                                              ==========      ==========
Total return(5)                                     3.31%           3.57%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average
   net assets - net (1)                             0.98%(2)        0.98%(2)
Ratio of expenses to average
   net assets - gross                               1.20%(2)        1.25%(2)
Ratio of net investment income / (loss)
  to average net assets                             3.75%(2)        4.73%(2)
Portfolio turnover rate(3)                         34.54%          32.26%
Net assets, end of period (000's)             $      314      $       10

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(2)  Annualized.

(3) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(4)  Commencement of operations.

(5)  Total return calculations do not include any sales charges.

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                               SHORT-TERM GOVERNMENT FUND

MARCH 31, 2008 (UNAUDITED)
                                            PRINCIPAL
                                               AMOUNT           VALUE
---------------------------------------------------------------------
MORTGAGE BACKED SECURITIES - 62.1%
   Fannie Mae
    Pool #254177, 5.000%, 12/01/2008       $   90,411   $      90,953
    Pool #254187, 5.000%, 01/01/2009          181,589         182,677
    Pool #254227, 5.000%, 02/01/2009           66,342          67,397
    Pool #254340, 5.500%, 05/01/2012          154,333         158,480
    Series 2003-122, 4.000%, 05/25/2016       348,105         348,414
    Series 2003-106, 4.500%, 08/25/2018     2,000,000       2,026,022
    Series 2007-74, 6.000%, 02/25/2021      1,543,559       1,567,913
    Pool #546478, 7.000%, 12/01/2029          593,671         631,856
    Pool #576455, 6.498%, 03/01/2031          136,315         138,155
    Series 2005-105-1, 5.500%, 11/25/2031   1,253,727       1,290,977
    Pool #653686, 6.774%, 08/01/2032          211,404         216,329
   Freddie Mac
    Series 2639, 4.000%, 10/15/2016         1,100,586       1,107,469
    Series #2716, 4.500%, 01/15/2020        2,308,677       2,341,267
    Series 2557, 4.500%, 01/15/2026           137,020         137,247
    Series 3192, 6.000%, 03/15/2027           958,772         983,665
    Series 3255, 5.500%, 06/15/2027         2,334,567       2,406,913
    Series 2931, 5.000%, 11/15/2028         1,427,906       1,458,854
    Series 2550, 6.102%, 11/15/2032           595,187         578,432
    Series 2877, 6.152%, 10/15/2034           589,251         567,607
    Series 2950, 6.052%, 03/15/2035         1,300,204       1,253,438
    Series 3003, 6.003%, 07/15/2035         1,942,119       1,871,042
   Freddie Mac (Gold) Pool
    Pool #M9-0805, 4.500%, 04/01/2008          50,525          50,525
    Pool #E9-6460, 5.000%, 05/01/2018         288,638         292,910
                                                        -------------
    TOTAL MORTGAGE BACKED SECURITIES
      (Cost $19,722,643)                                   19,768,542
                                                        -------------

U.S. TREASURY OBLIGATIONS - 35.0%
U.S. TREASURY NOTES - 35.0%
    4.875%, 08/31/2008 (c)                  1,250,000       1,267,577
    3.000%, 02/15/2009 (c)                  2,000,000       2,024,844
    4.875%, 08/15/2009 (c)                  2,000,000       2,089,688
    3.875%, 09/15/2010 (c)                  2,000,000       2,107,188
    4.625%, 10/31/2011 (c)                  1,000,000       1,089,297
    2.875%, 01/31/2013                      2,500,000       2,548,243
                                                        -------------
    TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $10,760,238)                                   11,126,837
                                                        -------------


                                               SHARES           VALUE
---------------------------------------------------------------------
SHORT TERM INVESTMENTS - 2.5%
MONEY MARKET FUNDS - 2.5%
   Northern Institutional Government
      Select Portfolio                        806,264   $     806,264
                                                        -------------
    TOTAL SHORT TERM INVESTMENTS
      (Cost $806,264)                                         806,264
                                                        -------------
TOTAL INVESTMENTS
   (COST $31,289,145) (a) - 99.6%                          31,701,643
Northern Institutional Liquid Assets
   Portfolio (b) - 27.6%                                    8,777,622
                                                        -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (27.2)%            (8,660,505)
                                                        -------------
TOTAL NET ASSETS - 100.0%                               $  31,818,760
                                                        =============


(a) For federal income tax purposes, cost is $31,289,145 and gross unrealized appreciation and depreciation of securities as of March 31, 2008 was $577,332 and $(164,834) respectively, with a net appreciation/ (depreciation) of $412,498.

(b) This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $8,578,594, $8,777,622, and $916, respectively.

(c)  All or a portion of the security is out on loan.

The accompanying notes are an integral part of the financial statements.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SHORT-TERM GOVERNMENT FUND                                  FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008 (UNAUDITED)

ASSETS
   Investments in securities, at value         $  31,701,643
   Collateral for securities loaned,
      at fair value                                8,777,622
   Receivables:
      Shares sold                                     14,995
      Interest and dividends                         137,691
   Prepaid expenses and other                          8,519
                                               -------------
                                                  40,640,470
                                               -------------
LIABILITIES
   Payables:
      Payable upon return of securities loaned     8,777,622
      Shares redeemed                                 10,232
      Professional fees                                9,103
      Advisory fees                                    6,434
      Fund accounting fees                             5,173
      Administration fees                              2,571
      Custodian fees                                     758
      12b-1 fees                                          77
      Other accrued expenses                           9,740
                                               -------------
                                                   8,821,710
                                               -------------
NET ASSETS*
   Paid-in capital                                31,643,983
   Accumulated undistributed net
      investment income                               96,550
   Accumulated net realized gain / (loss)
      on investments                                (334,271)
   Net unrealized appreciation / (depreciation)
      on investments                                 412,498
                                               -------------
                                               $  31,818,760
                                               =============

Investments at cost                            $  31,289,145
Shares authorized - Class I ($.10 par value)      20,000,000
Shares authorized - Class A ($.10 par value)      20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
                                    Shares               NAV
Share Class      Net Assets       Outstanding      per Share
Class I          $31,504,871       604,143            $52.15
Class A             $313,889         6,001            $52.30**
Class A maximum offering price per share
   (net asset value plus sales charge of 3.00%
      of offering price)                              $53.92


* FEDERAL TAX DATA AS OF SEPTEMBER 30, 2007
   Undistributed ordinary income               $     135,889

                   Capital Loss Carryforward
                   Expiring September 30:
------------------------------------------------------------
     2011             2012           2013            2014
     ----             ----           ----            ----
   $(14,885)       $(192,583)      $(23,304)       $(41,423)

**   Net Asset Value does not recalculate due to fractional shares outstanding.


STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2008 (UNAUDITED)

INVESTMENT INCOME
   Interest                                    $     609,822
   Dividends                                          38,627
   Other income                                       24,126
                                               -------------
                                                     672,575
                                               -------------
EXPENSES
   Advisory fees                                      63,995
   Transfer agent fees                                16,771
   Administration fees                                14,221
   Registration fees                                  13,734
   Professional fees                                  10,240
   Fund accounting fees                               10,163
   Directors' fees                                     1,799
   Custodian fees                                      1,552
   Shareholder reporting fees                            867
   12b-1 fees - Class A                                  159
   Other expenses                                      1,784
                                               -------------
                                                     135,285
   Reimbursements and waivers                        (31,312)
                                               -------------
                                                     103,973
                                               -------------
NET INVESTMENT INCOME / (LOSS)                       568,602
                                               -------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments         (62,076)
   Net change in unrealized appreciation /
      (depreciation) on investments                  442,122
                                               -------------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                     380,046
                                               -------------

NET INCREASE / (DECREASE) IN NET
   ASSETS FROM OPERATIONS                      $     948,648
                                               =============

TRANSACTIONS WITH AFFILIATES:
             Percent of Current
               Net Asset Value
--------------------------------------------------------
  Advisory  Administration      Class I       Class A     Reimbursements
     Fee         Fee        Expense Limit  Expense Limit   and Waivers
------------------------------------------------------------------------
    0.45%       0.10%            0.73%          0.98%        $31,312

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
FINANCIAL STATEMENTS                                  SHORT-TERM GOVERNMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           FOR THE SIX MONTHS       FISCAL
                                                                                            ENDED MARCH 31,       YEAR ENDED
                                                                                              (UNAUDITED)        SEPTEMBER 30,
                                                                                           ------------------------------------
                                                                                                 2008               2007
                                                                                           ------------------------------------
OPERATIONS
   Net investment income / (loss)                                                            $     568,602      $   1,112,020
   Net realized gain / (loss) on investments                                                       (62,076)               (85)
   Net change in unrealized appreciation / (depreciation)
      on investments                                                                               442,122            214,993
                                                                                             -------------      -------------
                                                                                                   948,648          1,326,928
                                                                                             -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS
Class I
      Net investment income                                                                       (605,629)        (1,124,214)
Class A(1)
      Net investment income                                                                         (2,312)              (162)
                                                                                             -------------      -------------
                                                                                                  (607,941)        (1,124,376)
                                                                                             -------------      -------------
FUND SHARE TRANSACTIONS
Class I
   Proceeds from shares sold                                                                     9,626,602          5,285,030
   Reinvestment of distributions                                                                   605,629          1,124,214
   Payments for shares redeemed                                                                 (6,337,179)        (7,354,831)
                                                                                             -------------      -------------
                                                                                                 3,895,052           (945,587)
                                                                                             -------------      -------------
FUND SHARE TRANSACTIONS
Class A(1)
   Proceeds from shares sold                                                                       300,921             12,603
   Reinvestment of distributions                                                                     2,312                162
   Payments for shares redeemed                                                                         --             (2,637)
                                                                                             -------------      -------------
                                                                                                   303,233             10,128
                                                                                             -------------      -------------
NET INCREASE / (DECREASE) IN NET ASSETS                                                          4,538,992           (732,907)
NET ASSETS
   Beginning of period                                                                          27,279,768         28,012,675
                                                                                             -------------      -------------
   End of period                                                                             $  31,818,760      $  27,279,768
                                                                                             =============      =============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                                              $      96,550      $     135,889
                                                                                             =============      =============

FUND SHARE TRANSACTIONS
Class I
   Sold                                                                                            185,085            103,100
   Reinvestment of distributions                                                                    11,696             22,070
   Redeemed                                                                                       (122,176)          (143,772)
                                                                                             -------------      -------------
      Net increase / (decrease) from fund share transactions                                        74,605            (18,602)
                                                                                             =============      =============
FUND SHARE TRANSACTIONS
Class A (1)
   Sold                                                                                              5,759                246
   Reinvestment of distributions                                                                        44                  3
   Redeemed                                                                                             --                (51)
                                                                                             -------------      -------------
      Net increase / (decrease) from fund share transactions                                         5,803                198
                                                                                             =============      =============
TOTAL COST OF PURCHASES OF:
   U.S. Government Securities                                                                $  12,064,145      $  10,403,991
                                                                                             -------------      -------------
                                                                                             $  12,064,145      $  10,403,991
                                                                                             =============      =============
TOTAL PROCEEDS FROM SALES OF:
   U.S. Government Securities                                                                $   8,037,694      $   7,762,459
                                                                                             -------------      -------------
                                                                                             $   8,037,694      $   7,762,459
                                                                                             =============      =============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                                           $     607,941      $   1,124,376
                                                                                             -------------      -------------
                                                                                             $     607,941      $   1,124,376
                                                                                             =============      =============

(1)  Class A shares have been offered since February 1, 2007.

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
HIGH YIELD BOND FUND


Line Chart:
Comparison of Change in Value of $10,000 Investment
Date          Summit High Yield       Summit High Yield       Merrill Lynch High
                 Bond Fund (I)           Bond Fund (A)          Yield Master II
Jul 01               10000                   9573                   10000
                     10000                   9572                   10117
                     10033                   9601                   10197
Sep 01                9169                   8773                    9492
                      9551                   9136                    9796
                      9955                   9521                   10140
Dec 01                9838                   9407                   10061
                      9561                   9140                   10116
                      9302                   8891                    9983
Mar 02                9646                   9217                   10235
                      9772                   9336                   10399
                      9812                   9372                   10320
Jun 02                9087                   8678                    9521
                      8776                   8379                    9151
                      8939                   8533                    9380
Sep 02                8563                   8173                    9234
                      8370                   7987                    9156
                      9015                   8600                    9729
Dec 02                9011                   8595                    9870
                      9136                   8712                   10166
                      9257                   8826                   10303
Mar 03                9487                   9043                   10575
                      9958                   9491                   11190
                      9989                   9518                   11318
Jun 03               10297                   9809                   11635
                     10137                   9655                   11477
                     10282                   9791                   11624
Sep 03               10612                  10103                   11939
                     10879                  10355                   12187
                     10899                  10372                   12355
Dec 03               11107                  10567                   12649
                     11288                  10737                   12853
                     11341                  10786                   12839
Mar 04               11541                  10974                   12924
                     11315                  10757                   12839
                     11158                  10606                   12637
Jun 04               11344                  10780                   12821
                     11475                  10902                   12994
                     11722                  11135                   13230
Sep 04               11847                  11251                   13414
                     12040                  11432                   13673
                     12174                  11557                   13815
Dec 04               12310                  11683                   14023
                     12297                  11668                   14009
                     12472                  11833                   14209
Mar 05               12127                  11503                   13821
                     12061                  11437                   13673
                     12368                  11726                   13918
Jun 05               12638                  11979                   14183
                     12984                  12305                   14405
                     13154                  12463                   14457
Sep 05               13158                  12465                   14313
                     13048                  12358                   14208
                     13100                  12405                   14277
Dec 05               13138                  12438                   14407
                     13246                  12538                   14636
                     13368                  12651                   14728
Mar 06               13478                  12752                   14820
                     13675                  12935                   14916
                     13679                  12937                   14906
Jun 06               13577                  12838                   14850
                     13966                  13203                   15008
                     14069                  13297                   15251
Sep 06               14148                  13369                   15451
                     14305                  13515                   15677
                     14484                  13681                   15927
Dec 06               14556                  13746                   16103
                     14692                  13872                   16276
                     14867                  14033                   16502
Mar 07               14887                  14052                   16541
                     15045                  14195                   16760
                     15149                  14288                   16879
Jun 07               14824                  13978                   16594
                     14323                  13507                   16073
                     14607                  13771                   16252
Sep 07               14911                  14057                   16650
                     14948                  14086                   16750
                     14694                  13846                   16408
Dec 07               14811                  13956                   16456
                     14650                  13794                   16232
                     14327                  13491                   16039
Mar 08               14299                  13460                   15956


         SUMMIT HIGH YIELD BOND FUND CLASS I - AVERAGE ANNUAL TOTAL RETURN
                1-YEAR             5-YEAR         SINCE INCEPTION
         -----------------------------------------------------------------
                -3.95%              8.55%              5.46%

         SUMMIT HIGH YIELD BOND FUND CLASS A - AVERAGE ANNUAL TOTAL RETURN
                1-YEAR             5-YEAR         SINCE INCEPTION
         -----------------------------------------------------------------
                -8.27%              7.34%              4.52%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to February 1, 2007, Class A share performance is based on Class I performance, adjusted to reflect Class A sales charges and expenses.


                       FUND DATA

     Manager:                       Gary R. Rodmaker
     Inception Date:                July 9, 2001
     Total Net Assets:              $22.4 Million
     Number Of Fixed
       Income Holdings:             62
     Average Duration:              4.73 years
     Average Maturity:              6.81 years
     Average Credit Quality:        B1/B+
     30-day SEC Yield - Class I:    7.94%
     30-day SEC Yield - Class A:    7.34%


                 QUALITY BREAKDOWN
                          (% of portfolio)
     BBB                           1%
     BB                           59%
     B                            33%
     CCC                           7%


Pie Chart:
                SECTOR ALLOCATIONS

     Common Stocks                          0.6%
     Investment Company                     1.5%
     Corporate Bonds                       89.3%
     Short-Term and Other                   8.6%

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                            HIGH YIELD BOND FUND

OBJECTIVE - Seeks high current income and capital appreciation, secondarily.

STRATEGY - Under normal circumstances, the High Yield Bond Fund (the "Fund") will invest at least 80% of its assets in high yield, high risk bonds, also known as "junk" bonds, with intermediate maturities.


MANAGER'S COMMENTS:
For the six month period ended March 31, 2008, the Summit High Yield Bond Fund Class I shares provided a total return of -4.10% compared to -4.17% for the Merrill Lynch High Yield Master II Index. The high yield market suffered during the period, as the credit crunch that began in 2007 continued into 2008. Higher risk assets, such as high yield bonds did not perform well during this period. The Fund slightly outperformed the Index, as it was positioned in higher quality securities than the Index, and higher quality securities outperformed lower quality high yield bonds over the last six months.

High yield spreads (the interest rate difference between risk-free U.S. Treasury securities and high yield fixed income securities) widened substantially during the period. Using the Merrill Lynch High Yield Master II Index as a guide, spreads widened approximately 4.0% between September 30, 2007 and March 31, 2008. Lower quality bonds materially underperformed higher quality bonds during the period. For example, while the higher quality BB-rated sector of the market provided a return of -2.09% over the last six months, while the lower quality, CCC-rated sector of the market provided a return of -9.45% for the same time period.

The lack of liquidity and generally negative tone in the high yield market that began in mid-2007 continued through the first quarter of 2008. Investors continue to be unwilling to finance the numerous large, highly leveraged buyout
(LBO) deals that occurred in the first half of 2007. While the backlog of unplaced LBO debt has declined, it remains a large overhang in the marketplace. As always, when supply and demand is not in balance, price is the ultimate arbitrator. Prices have declined, spreads have widened, and the backlog is starting to clear.

The fundamental outlook for the economy remains bleak as we enter the second quarter of 2008. Consumer confidence is decidedly negative and inflation in commodities, especially oil & gas, continues to weigh heavily on the economy. The economy has slowed, and the reality that we are likely in a recession has given many market participants pause. Default rates likely will rise in 2008, after coming off a 25 year low the previous year. However, the current spreads in the high yield market appear to properly discount most of the above factors. Therefore, Summit is slightly positive on the high yield market going into the second quarter of 2008, as the risk/return in the marketplace appears to be in favor of the investor. Opportunities will present themselves in this type of market, and Summit will endeavor to take advantage of them.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
HIGH YIELD BOND FUND                                        FINANCIAL HIGHLIGHTS


FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

                                                                                  CLASS I
                                        ----------------------------------------------------------------------------------------
                                        FOR THE SIX MONTHS
                                         ENDED MARCH 31,
                                            (UNAUDITED)                       FISCAL YEAR ENDED SEPTEMBER 30,
                                        ----------------------------------------------------------------------------------------
                                                2008             2007          2006          2005          2004          2003
                                        ----------------------------------------------------------------------------------------
Net asset value, beginning of period         $     28.43      $    28.75    $    28.69    $    27.59    $    26.67    $    23.48
                                             -----------      ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITIES:
  Net investment income / (loss)                    0.99(1)         1.81          1.94          1.93          1.90          2.20
  Net realized and unrealized
     gains / (losses)                              (2.14)          (0.30)         0.13          1.00          1.08          3.13
                                             -----------      ----------    ----------    ----------    ----------    ----------
Total from Investment Activities                   (1.15)           1.51          2.07          2.93          2.98          5.33
                                             -----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS:
  Net investment income                            (1.04)          (1.83)        (2.01)        (1.83)        (2.06)        (2.14)
                                             -----------      ----------    ----------    ----------    ----------    ----------
Total Distributions                                (1.04)          (1.83)        (2.01)        (1.83)        (2.06)        (2.14)
                                             -----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period               $     26.24      $    28.43    $    28.75    $    28.69    $    27.59    $    26.67
                                             ===========      ==========    ==========    ==========    ==========    ==========
Total return                                       -4.10%           5.40%         7.52%        11.03%        11.64%        23.92%
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets             1.22%(2)        1.25%         1.17%         1.22%         1.21%         1.18%
Ratio of net investment income / (loss)
  to average net assets                             7.21%(2)        6.68%         7.17%         6.81%         6.93%         8.80%
Portfolio turnover rate(3)                         39.65%          97.01%       100.17%        99.09%       162.69%       214.02%
Net assets, end of period (000's)            $    22,155      $   24,300    $   19,942    $   19,094    $   18,777    $   18,519

                                                          CLASS A
                                                ----------------------------
                                                FOR THE SIX
                                                   MONTHS      PERIOD FROM
                                                   ENDED        FEBRUARY 1,
                                                 MARCH 31,      2007(4) TO
                                                (UNAUDITED)    SEPTEMBER 30,
                                                ----------------------------
                                                   2008            2007
                                                ----------------------------
Net asset value, beginning of period            $    28.55      $    29.18
                                                ----------      ----------
INVESTMENT ACTIVITIES:
  Net investment income / (loss)                      0.95(1)         0.96
  Net realized and unrealized gains / (losses)       (2.14)          (0.63)
                                                ----------      ----------
Total from Investment Activities                     (1.19)           0.33
                                                ----------      ----------
DISTRIBUTIONS:
  Net investment income                              (1.00)          (0.96)
                                                ----------      ----------
Total Distributions                                  (1.00)          (0.96)
                                                ----------      ----------
Net asset value, end of period                  $    26.36      $    28.55
                                                ==========      ==========
Total return(5)                                      -4.25%           1.16%
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets               1.47%(2)        1.54%(2)
Ratio of net investment income / (loss) to
  average net assets                                  6.96%(2)        6.50%(2)
Portfolio turnover rate(3)                           39.65%          97.01%
Net assets, end of period (000's)               $      251      $      225


(1)  Per share amounts are based on average shares outstanding.

(2)  Annualized.

(3) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(4)  Commencement of operations.

(5)  Total return calculations do not include any sales charges.

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                                     HIGH YIELD BOND FUND


MARCH 31, 2008 (UNAUDITED)
                                               SHARES           VALUE
---------------------------------------------------------------------
COMMON STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.0%
   Avado Brands, Inc. (a) (f) (h)               9,462   $          95
   Intermet Corp. (a) (f) (h)                   6,346           6,346
                                                        -------------
                                                                6,441
                                                        -------------
MATERIALS - 0.4%
   Simonds Industries, Inc. (a) (f) (h)         2,746          75,954
                                                        -------------
TELECOMMUNICATION SERVICES - 0.2%
   Qwest Communications International          10,000          45,300
                                                        -------------
     TOTAL COMMON STOCKS
       (Cost $1,366,778)                                      127,695
                                                        -------------
PREFERRED STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
   ION Media Networks, Inc. 12.0%
      Payment-in-Kind Dividend (b) (f) (h)          3           2,634
                                                        -------------
     TOTAL PREFERRED STOCKS
       (Cost $18,927)                                           2,634
                                                        -------------

                                               PRINCIPAL
                                                   AMOUNT       VALUE
---------------------------------------------------------------------
ASSET BACKED SECURITIES - 0.0%
   JET Equipment Trust
    Series 1995-B,
    7.630%, 02/15/2015 (b) (f) (g) (h)     $  109,297   $         603
                                                        -------------
     TOTAL ASSET BACKED SECURITIES
       (Cost $94,360)                                             603
                                                        -------------
CORPORATE BONDS - 89.3%
CONSUMER DISCRETIONARY - 15.6%
   CSC Holdings, Inc.
    8.125%, 07/15/2009                        600,000         606,000
   General Motors Corp.
    7.700%, 04/15/2016 (i)                    300,000         219,000
   Hanesbrands, Inc.
    8.204%, 12/15/2014 (c)                    500,000         443,750
   Idearc, Inc.
    8.000%, 11/15/2016                        300,000         194,250
   Intcomex, Inc.
    11.750%, 01/15/2011 (i)                   500,000         488,750
   ION Media Networks, Inc.
    11.000%, 07/31/2013 (f)                   493,849         137,043
   Jarden Corp.
    7.500%, 05/01/2017 (i)                    250,000         218,750
   MGM Mirage, Inc.
    6.750%, 09/01/2012 (i)                    500,000         463,750
   R.H. Donnelley Corp.
    6.875%, 01/15/2013                        500,000         305,000
   Station Casinos, Inc.
    6.000%, 04/01/2012                        500,000         410,000
                                                        -------------
                                                            3,486,293
                                                        -------------
CONSUMER STAPLES - 3.2%
   Constellation Brands, Inc.
    7.250%, 09/01/2016 (i)                    500,000         486,250
   Del Monte Corp.
    6.750%, 02/15/2015 (i)                    250,000         239,375
                                                        -------------
                                                              725,625
                                                        -------------


                                            PRINCIPAL
                                               AMOUNT           VALUE
---------------------------------------------------------------------
ENERGY - 14.2%
   Chesapeake Energy Corp.
    6.625%, 01/15/2016 (i)                  $ 500,000   $     490,000
   Complete Production Services, Inc.
    8.000%, 12/15/2016                        500,000         480,000
   Encore Acquisition Co.
    7.250%, 12/01/2017                        300,000         286,500
   Energy Future Holdings Corp.
    1.875%, 11/01/2017 (b)                    500,000         505,000
   Peabody Energy Corp.
    7.375%, 11/01/2016 (i)                    500,000         517,500
   Pioneer Natural Resources Co.
    6.650%, 03/15/2017                        500,000         473,246
   Range Resources Corp.
    7.375%, 07/15/2013                        178,000         180,670
    7.500%, 05/15/2016                        250,000         256,250
                                                        -------------
                                                            3,189,166
                                                        -------------
FINANCIALS - 5.5%
   Ford Motor Credit Co. LLC
    5.800%, 01/12/2009                        375,000         357,257
   Nexstar Finance Holdings, Inc.
    11.375%, 04/01/2013                       500,000         485,625
   NXP BV/NXP Funding LLC
    7.875%, 10/15/2014                        250,000         228,750
   Ventas Realty LP
    7.125%, 06/01/2015                        150,000         148,875
                                                        -------------
                                                            1,220,507
                                                        -------------
HEALTH CARE - 5.1%
   Bausch & Lomb, Inc.
    9.875%, 11/01/2015 (b) (i)                250,000         254,375
   Community Health Systems, Inc.
    8.875%, 07/15/2015                        250,000         250,938
   DaVita, Inc.
    7.250%, 03/15/2015 (i)                    125,000         121,875
   HCA, Inc.
    9.250%, 11/15/2016                        500,000         518,750
                                                        -------------
                                                            1,145,938
                                                        -------------
INDUSTRIALS - 6.9%
   American Railcar Industries, Inc.
    7.500%, 03/01/2014                        150,000         132,000
   Aramark Corp.
    8.500%, 02/01/2015 (i)                    600,000         601,500
   DRS Technologies, Inc.
    7.625%, 02/01/2018 (i)                    125,000         125,000
   Harland Clarke Holdings Corp.
    9.500%, 05/15/2015                        250,000         183,750
   Hertz Corp.
    8.875%, 01/01/2014                        250,000         236,875
   Kansas City Southern De Mexico
    7.375%, 06/01/2014 (b)                    300,000         276,750
                                                        -------------
                                                            1,555,875
                                                        -------------
INFORMATION TECHNOLOGY - 1.4%
   Iron Mountain, Inc.
    7.750%, 01/15/2015 (i)                    300,000         301,500
                                                        -------------


The accompanying notes are an integral part of the financial statements.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
HIGH YIELD BOND FUND                                     SCHEDULE OF INVESTMENTS


                                            PRINCIPAL
                                               AMOUNT           VALUE
---------------------------------------------------------------------
MATERIALS - 19.0%
   Freeport-McMoRan Copper & Gold, Inc.
    8.375%, 04/01/2017                      $ 600,000   $     636,750
   Georgia-Pacific Corp.
    7.125%, 01/15/2017 (b) (i)                500,000         462,500
   Huntsman LLC
    11.625%, 10/15/2010                       130,000         137,475
   Momentive Performance Materials
    9.750%, 12/01/2014                        500,000         448,750
   The Mosaic Co.
    7.875%, 12/01/2016 (b) (c)                600,000         645,000
   Petroplus Finance Ltd.
    7.000%, 05/01/2017 (b) (i)                600,000         535,500
   Rock-Tenn Co.
    9.250%, 03/15/2016 (b) (i)                250,000         258,750
   Smurfit-Stone Container Corporation
    8.000%, 03/15/2017 (i)                    600,000         504,000
   Warnaco, Inc.
    8.875%, 06/15/2013                        600,000         622,500
                                                        -------------
                                                            4,251,225
                                                        -------------
TELECOMMUNICATION SERVICES - 16.1%
   Citizens Communications Co.
    6.250%, 01/15/2013                        500,000         452,500
   Fairpoint Communications, Inc.
    13.125%, 04/01/2018 (b) (i)               500,000         480,000
   Intelsat Bermuda Ltd
    11.250%, 06/15/2016                       600,000         608,250
   iPCS, Inc.
    7.481%, 05/01/2013 (c) (i)                600,000         462,000
   Lamar Media Corp.
    6.625%, 08/15/2015                        100,000          88,000
   Lin Television Corp.
    6.500%, 05/15/2013 (i)                    500,000         463,750
   Qwest Communications International, Inc.
    7.500%, 02/15/2014 (c)                    500,000         470,000
   Windstream Corp.
    8.625%, 08/01/2016                        600,000         589,500
                                                        -------------
                                                            3,614,000
                                                        -------------


                                            PRINCIPAL
                                               AMOUNT           VALUE
---------------------------------------------------------------------
UTILITIES - 2.3%
   Edison Mission Energy
    7.500%, 06/15/2013 (i)                  $ 500,000   $     512,500
                                                        -------------
     TOTAL CORPORATE BONDS
       (Cost $21,630,407)                                  20,002,629
                                                        -------------

                                               SHARES           VALUE
---------------------------------------------------------------------
INVESTMENT COMPANIES - 1.5%
   Pioneer Floating Rate Trust                 25,000   $     347,000
                                                        -------------
     TOTAL INVESTMENT COMPANIES
       (Cost $473,734)                                        347,000
                                                        -------------
SHORT TERM INVESTMENTS - 3.7%
MONEY MARKET FUNDS - 3.7%
   Northern U.S. Government Select
      Money Market Fund                       822,624         822,624
                                                        -------------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $822,624)                                        822,624
                                                        -------------
TOTAL INVESTMENTS (COST $24,406,830) (d) - 95.1%           21,303,185
NORTHERN INSTITUTIONAL LIQUID ASSETS
   PORTFOLIO (e) - 32.8%                                    7,357,052
LIABILITIES IN EXCESS OF OTHER ASSETS - (27.9)%            (6,253,812)
                                                        -------------
TOTAL NET ASSETS - 100.0%                               $  22,406,425
                                                        =============

(a)  Non-income producing security.

(b) Security exempt from registration under the Securities Act of 1933. These securities may be resold only in transactions exempt under Rule 144A under the Securities Act of 1933, normally to qualified institutional buyers.

(c)  Variable rate security.

(d) For federal income tax purposes, cost is $24,407,192 and gross unrealized appreciation and depreciation of securities as of March 31, 2008 was $108,197 and ($3,212,204), respectively, with a net appreciation / (depreciation) of ($3,104,007).

(e) This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the value of the collateral purchased with cash, and the noncash collateral accepted are $6,574,450, $7,357,052, and $0, respectively.

(f) Security is considered illiquid. The aggregate value of such securities is $222,675, or 1.0% of total net assets.

(g)  Security in default.

(h)  Valued in good faith under procedures adopted by the Board of Directors.

(i)  All or a portion of the security is out on loan.

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
FINANCIAL STATEMENTS                                        HIGH YIELD BOND FUND


STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008 (UNAUDITED)

ASSETS
   Investments in securities, at value         $  21,303,185
   Collateral for securities loaned,
      at fair value                                7,357,052
   Receivables:
      Shares sold                                      2,500
      Securities sold                                682,947
      Interest and dividends                         476,627
   Prepaid expenses and other                          7,516
                                               -------------
                                                  29,829,827
                                               -------------
LIABILITIES
   Payables:
      Payable upon return of securities loaned     7,357,052
      Shares redeemed                                 25,922
      Advisory fees                                   12,629
      Professional fees                                9,968
      Fund accounting fees                             5,450
      Administration fees                              1,943
      Custodian fees                                     706
      12b-1 fees                                         306
      Other accrued expenses                           9,426
                                               -------------
                                                   7,423,402
                                               -------------
NET ASSETS*
   Paid-in capital                                46,843,201
   Accumulated undistributed net investment
      income / (loss)                                145,429
   Accumulated net realized gain / (loss)
      on investments and futures contracts       (21,478,560)
   Net unrealized appreciation /
      (depreciation) on investments               (3,103,645)
                                               -------------
                                               $  22,406,425
                                               =============

Investments at cost                            $  24,406,830
Shares authorized - Class I ($.10 par value)      20,000,000
Shares authorized - Class A ($.10 par value)      20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
                                      Shares         NAV
Share Class        Net Assets       Outstanding    per Share
Class I           $22,155,272        844,272          $26.24
Class A              $251,153          9,530          $26.36**

Class A maximum offering price per share
      (net asset value plus sales charge of
      4.25% of offering price)                        $27.53

*  FEDERAL TAX DATA AS OF SEPTEMBER 30, 2007
   Undistributed ordinary income                    $186,112
                   Capital Loss Carryforward
                    Expiring September 30:
-----------------------------------------------------------------
    2009           2010          2011          2012        2015
    ----           ----          ----          ----        ----
$(17,464,662)  $(1,527,322)  $(1,025,886)  $(791,075)  $(476,585)

**   Net Asset Value does not recalculate due to fractional shares outstanding.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

INVESTMENT INCOME
   Interest                                    $     966,403
   Dividends                                          27,440
   Other income                                       15,361
                                               -------------
                                                   1,009,204
                                               -------------

EXPENSES
   Advisory fees                                      77,798
   Transfer agent fees                                16,775
   Administration fees                                11,969
   Registration fees                                  11,624
   Professional fees                                  11,369
   Fund accounting fees                               11,105
   Directors' fees                                     1,513
   Custodian fees                                      1,396
   Shareholder reporting fees                            837
   12b-1 fees - Class A                                  305
   Other expenses                                      1,513
                                               -------------
                                                     146,204
                                               -------------
NET INVESTMENT INCOME / (LOSS)                       863,000
                                               -------------
REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments        (195,836)
   Net realized gain / (loss) on investment
      companies                                        3,168
                                               -------------
                                                    (192,668)
                                               -------------
   Net change in unrealized appreciation /
      (depreciation) on investments               (1,690,281)
                                               -------------
NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                  (1,882,949)
                                               -------------
NET INCREASE / (DECREASE) IN NET
   ASSETS FROM OPERATIONS                      $  (1,019,949)
                                               =============

TRANSACTIONS WITH AFFILIATES:
     Percent of Current
       Net Asset Value
-----------------------------
   Advisory    Administration
      Fee            Fee
-----------------------------
     0.65%          0.10%

The accompanying notes are an integral part of the financial statements.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
HIGH YIELD BOND FUND                                        FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                           FOR THE SIX MONTHS     FISCAL YEAR
                                                                                             ENDED MARCH 31,         ENDED
                                                                                               (UNAUDITED)       SEPTEMBER 30,
                                                                                           -----------------------------------
                                                                                                  2008               2007
                                                                                           -----------------------------------
OPERATIONS
   Net investment income / (loss)                                                            $     863,000      $   1,597,926
   Net realized gain / (loss) on investments                                                      (192,668)            79,041
   Net change in unrealized appreciation / (depreciation)
      on investments                                                                            (1,690,281)          (506,253)
                                                                                             -------------      -------------
                                                                                                (1,019,949)         1,170,714
                                                                                             -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS*
Class I
   Net investment income                                                                          (895,210)        (1,496,841)
Class A(1)
   Net investment income                                                                            (8,473)            (6,901)
                                                                                             -------------      -------------
                                                                                                  (903,683)        (1,503,742)
                                                                                             -------------      -------------
FUND SHARE TRANSACTIONS
Class I
   Proceeds from shares sold                                                                     2,187,941          7,780,637
   Reinvestment of distributions                                                                   452,131            661,621
   Payments for shares redeemed                                                                 (2,881,496)        (3,758,957)
                                                                                             -------------      -------------
                                                                                                  (241,424)         4,683,301
                                                                                             -------------      -------------
Class A
   Proceeds from shares sold                                                                       160,056            230,750
   Reinvestment of distributions                                                                     5,681              4,214
   Payments for shares redeemed                                                                   (118,858)            (2,411)
                                                                                             -------------      -------------
                                                                                                    46,879            232,553
                                                                                             -------------      -------------
NET INCREASE / (DECREASE) IN NET ASSETS                                                         (2,118,177)         4,582,826
NET ASSETS
   Beginning of period                                                                          24,524,602         19,941,776
                                                                                             -------------      -------------
   End of period                                                                             $  22,406,425      $  24,524,602
                                                                                             =============      =============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                                              $     145,429      $     186,112
                                                                                             =============      =============

FUND SHARE TRANSACTIONS
Class I
   Sold                                                                                             79,325            268,523
   Reinvestment of distributions                                                                    16,615             23,056
   Redeemed                                                                                       (106,382)          (130,542)
                                                                                             -------------      -------------
      Net increase / (decrease) from fund share transactions                                       (10,442)           161,037
                                                                                             =============      =============
Class A(1)
   Sold                                                                                              5,843              7,810
   Reinvestment of distributions                                                                       208                147
   Redeemed                                                                                         (4,392)               (86)
                                                                                             -------------      -------------
      Net increase / (decrease) from fund share transactions                                         1,659              7,871
                                                                                             =============      =============
TOTAL COST OF PURCHASES OF:
   Preferred and Common Stocks                                                                          --      $   1,658,948
   U.S. Government Securities                                                                           --            674,105
   Corporate Bonds                                                                           $   8,839,338         25,699,230
                                                                                             -------------      -------------
                                                                                             $   8,839,338      $  28,032,283
                                                                                             =============      =============
TOTAL PROCEEDS FROM SALES OF:
   Preferred and Common Stocks                                                                          --      $   1,913,795
   U.S. Government Securities                                                                           --          2,229,834
   Corporate Bonds                                                                           $  10,760,263         18,346,995
                                                                                             -------------      -------------
                                                                                             $  10,760,263      $  22,490,624
                                                                                             =============      =============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                                           $     903,683      $   1,503,742
                                                                                             -------------      -------------
                                                                                             $     903,683      $   1,503,742
                                                                                             =============      =============

(1)  Class A shares have been offered since February 1, 2007.

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
MONEY MARKET FUND

                    FUND DATA

     Manager:                       Subadvised by
                                    Deutsche
                                    Investment
                                    Management
                                    Americas, Inc.
     Inception Date:                June 28, 2000
     Total Net Assets:              $159.6 Million
     7-day SEC Yield:               2.92%


Pie Chart:
                   SECTOR ALLOCATIONS

     Asset Backed Security                   0.6%
     Certificates of Deposit                24.3%
     Commercial Paper                       49.1%
     Floating Rate Notes                    23.8%
     U.S. Government Agency                  2.2%

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                               MONEY MARKET FUND


OBJECTIVE - Seeks to maintain stability of capital and to maintain the liquidity of capital and to provide current income.

STRATEGY - The Money Market Fund (the "Fund") intends to invest 100% of the value of its assets in high quality short-term securities.


MANAGER'S COMMENTS:
Stresses on the financial markets from deteriorating credit conditions and the descending trajectory of economic data are weighing heavily on a U.S. economy that is already on thin ice. In late 2007, a series of negative headlines from significant write-downs by financial institutions and downgrades to structured investment vehicles (SIVs) to pressures on monoline insurers rattled the markets and eroded market confidence. Even so, the year ended with an optimistic tone given improving liquidity and receding funding pressures as the U.S. Federal Reserve Bank (Fed) and other major central banks took measures to improve global liquidity. The recapitalization of the banking and financial system continues, but not before the process engulfed hedge funds that were hit with margin calls and forced to sell assets to raise cash. Waves of forced selling in the mortgage market caused even high quality bonds to be devalued by plummeting prices. On the heels of this mortgage meltdown, rumors of liquidity concerns at Bear Stearns rapidly spiraled into its virtual collapse and arranged merger with JP Morgan Chase underwritten by the Fed. Although controversial, many believe that this event not only saved Bear from impending bankruptcy but in effect rescued the entire financial system. A sense of panic stemming from the Bear situation reached fever pitch as many investors became increasingly irrational in their risk aversion. Overwhelming demand for Treasury securities, especially from non-traditional buyers, forced T-Bill yields to 50 year lows. In the money market sector of the fixed income market, funds kept cash close to the vest as some lingering funding pressures persist causing elevated Libor (London Interbank Borrowing Rate) levels.

While the market was disappointed that the Fed was not more aggressive in bringing down the funds rate in the fourth quarter of 2007, the Fed took significant measures early in 2008 to address the increasing downside risks to economic growth and the mounting liquidity pressures in funding markets. Over the past six months the Fed continued its easing monetary policy by lowering the Fed Funds Rate 2.50% to 2.25% including a 0.75% inter-meeting move in January. They also created three new liquidity facilities designed to promote liquidity and improve the functioning of financial markets.

On the economic front, a U.S. recession of uncertain magnitude and duration seems inevitable given the punishing effects of the housing correction and ever tightening credit conditions. The labor market has deteriorated substantially over the past 3 months as 232,000 jobs have been lost. The consumer faces a multitude of challenges including falling home prices and rising energy and food prices that will likely erode their discretionary spending power. The fiscal stimulus in the pipeline as well as the cumulative effects of the Fed easing (3.00% since September 2007) should work to provide some relief to consumers and offset some of the widening credit spreads (the interest rate difference between risk-free U.S. Treasury securities and other fixed income securities).

The Fund's overall strategy remained consistent, balance strong liquidity and high credit quality. The duration of the Fund shortened as the six-month period ended as our focus shifted primarily to short maturities where liquidity is strongest. Concerns about banks' ability to fund have caused market dislocations and offered unusual value in certain market sectors. From a tactical allocation perspective, we sold Treasury positions, lightened up on asset backed commercial paper refocusing on multi-seller programs and increased our allocation to floating rate product where attractive rates provided opportunities to add solid credits. Going forward we will continue to structure the portfolios to be highly liquid and flexible to adjust to changing market conditions.

OUTLOOK:
Although there are signs that the worst of the credit crisis may have passed, significant headwinds still remain for the economy and financial system. Prolonged weakness in the housing market continues to apply pressures on the broader economy and the outlook for the financial sector is still uncertain. After a combined $232 billion in asset write-downs over the past year, the health of the financial sector and what potential write-downs may still be lingering has the market nervous. The Fed has done its part to help stabilize markets by slashing interest rates and taking significant measures to help restore liquidity. The market has priced in more rate cuts this year but clearly the hurdle is higher now for further easing. Inflationary pressures from rising energy and food prices are building as global demand swells and these forces could become a larger issue later this year.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
FINANCIAL HIGHLIGHTS                                           MONEY MARKET FUND


FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                          FOR THE SIX MONTHS
                                           ENDED MARCH 31,
                                             (UNAUDITED)                       FISCAL YEAR ENDED SEPTEMBER 30,
                                          ---------------------------------------------------------------------------------------
                                                2008              2007          2006         2005          2004           2003
                                          ---------------------------------------------------------------------------------------
Net asset value, beginning of period         $      1.00      $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                             -----------      -----------   -----------   -----------   -----------   -----------
INVESTMENT ACTIVITIES:
  Net investment income / (loss)                    0.02             0.05          0.04          0.02          0.01          0.01
                                             -----------      -----------   -----------   -----------   -----------   -----------
Total from Investment Activities                    0.02             0.05          0.04          0.02          0.01          0.01
                                             -----------      -----------   -----------   -----------   -----------   -----------
DISTRIBUTIONS:
  Net investment income                            (0.02)           (0.05)        (0.04)        (0.02)        (0.01)        (0.01)
                                             -----------      -----------   -----------   -----------   -----------   -----------
Total Distributions                                (0.02)           (0.05)        (0.04)        (0.02)        (0.01)        (0.01)
                                             -----------      -----------   -----------   -----------   -----------   -----------
Net asset value, end of period               $      1.00      $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                             ===========      ===========   ===========   ===========   ===========   ===========
Total return                                        2.13%            5.06%         4.33%         2.33%         0.79%         0.95%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average
   net assets - net(1)                              0.45%(2)         0.45%         0.45%         0.45%         0.45%         0.45%
Ratio of expenses to average
   net assets - gross                               0.57%(2)         0.58%         0.56%         0.60%         0.59%         0.56%
Ratio of net investment income / (loss) to
  average net assets                                4.19%(2)         4.96%         4.30%         2.33%         0.79%         0.95%
Net assets, end of period (000's)            $   159,564      $   137,723   $   125,364   $   109,406   $   103,499   $   112,651

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(2)  Annualized.

The accompanying notes are an integral part of the financial statements.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
MONEY MARKET FUND                                        SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (UNAUDITED)
                                            PRINCIPAL
                                               AMOUNT           VALUE
---------------------------------------------------------------------
ASSET BACKED SECURITIES - 0.6%
   Steers Mercury III Trust
    Series FLT, 2.674%, 04/27/2008 (a) (c) $  972,904    $    972,904
                                                         ------------
     TOTAL ASSET BACKED SECURITIES
       (Cost $972,904)                                        972,904
                                                         ------------
CERTIFICATE OF DEPOSIT - 24.3%
   ABN Amro
    3.850%, 04/22/2008                      1,400,000       1,400,024
    2.990%, 06/16/2008                      2,500,000       2,499,995
    2.525%, 06/18/2008                      1,800,000       1,800,020
   Banco Santander
    4.360%, 04/11/2008                        500,000         500,008
    4.220%, 06/16/2008                      1,200,000       1,200,174
   Bank of Scotland
    4.910%, 04/23/2008                        800,000         800,028
    4.614%, 05/06/2008                        750,000         750,000
   Barclays Bank PLC
    5.200%, 04/09/2008                        700,000         700,000
    3.150%, 07/30/2008                      1,500,000       1,500,000
   BNP Paribas
    4.400%, 07/07/2008                        500,000         500,013
   Calyon
    3.850%, 04/22/2008                      1,500,000       1,500,544
    4.030%, 07/14/2008                        500,000         500,000
   Citibank
    3.010%, 05/15/2008                      1,000,000       1,000,000
   Credit Agricole
    4.610%, 04/07/2008                      1,000,000       1,000,002
    3.100%, 05/02/2008                      1,300,000       1,300,022
   Credit Industrial
    3.410%, 04/01/2008                      1,500,000       1,500,000
    4.140%, 04/15/2008                      1,400,000       1,400,003
    2.665%, 04/30/2008                      1,500,000       1,500,016
   JP Morgan Chase Bank
    3.050%, 04/25/2008                      2,000,000       2,000,000
    4.750%, 06/10/2008                        700,000         700,000
   LandesBank
    3.100%,, 05/05/2008                     1,400,000       1,400,000
   Mizuho Corporate Bank Ltd.
    3.110%, 04/01/2008                      2,200,000       2,200,000
    3.350%, 04/24/2008                      2,000,000       2,000,000
   Natixis Banques Populaires
    3.100%, 05/23/2008                      2,200,000       2,200,000
   Norinchukin Bank
    4.590%, 04/07/2008                      1,400,000       1,400,344
    4.370%, 04/11/2008                      1,300,000       1,300,000
   Toronto Dominion Bank
    2.680%, 08/18/2008                      1,000,000       1,000,990
   UBS AG
    3.330%, 05/23/2008                      1,000,000       1,000,000
    4.300%, 07/08/2008                      1,000,000       1,000,000
    4.030%, 07/11/2008                      1,300,000       1,300,107
                                                         ------------
     TOTAL CERTIFICATE OF DEPOSIT
       (Cost $38,852,290)                                  38,852,290
                                                         ------------


                                            PRINCIPAL
                                               AMOUNT           VALUE
---------------------------------------------------------------------
COMMERCIAL PAPER - 49.3%
   Apreco LLC
    3.150%, 04/01/2008                     $6,932,000    $  6,932,000
   AstraZeneca
    4.950%, 04/07/2008 (b)                  1,200,000       1,199,010
    4.205%, 06/03/2008 (b)                  1,000,000         992,641
    2.880%, 08/20/2008 (b)                    750,000         741,540
    2.260%, 09/29/2008 (b)                    900,000         889,774
   BP Capital Markets
    4.470%, 04/11/2008 (b)                    800,000         799,007
   Eksportfinans
    4.610%, 04/21/2008 (b)                  3,800,000       3,790,268
   General Electric Capital Corp.
    4.450%, 05/09/2008 (b)                    803,000         799,228
    3.000%, 05/27/2008 (b)                    750,000         746,500
    2.750%, 09/19/2008 (b)                    750,000         740,203
   Greenwich Capital Holdings
    3.340%, 04/24/2008 (b)                  2,400,000       2,394,879
    3.800%, 05/23/2008 (b)                    250,000         248,628
   International Lease Finance Corp.
    3.050%, 04/25/2008 (b)                  3,000,000       2,993,900
    2.850%, 05/19/2008 (b)                  2,500,000       2,490,500
   JP Morgan Chase & Co.
    2.490%, 09/29/2008 (b)                  1,500,000       1,481,221
   KBC Financial Products International Ltd.
    2.975%, 08/19/2008 (b)                  1,200,000       1,186,117
   Liberty Street Funding
    3.350%, 04/04/2008 (b)                  2,800,000       2,799,218
   Natexis Banques Populaires U.S. Finance Co.
    2.990%, 04/01/2008                      4,482,000       4,482,000
   Nestle Capital Corp.
    4.300%, 10/31/2008 (b)                    250,000         243,640
    2.490%, 012/17/2008 (b)                   500,000         491,008
   Old Line Funding LLC
    3.140%, 04/09/2008 (b)                  1,500,000       1,498,953
    3.120%, 04/11/2008 (b)                  3,000,000       2,997,400
    3.250%, 04/18/2008 (b)                  1,500,000       1,497,698
    3.120%, 05/30/2008 (b)                  1,000,000         994,887
   Park Avenue Receivables Corp.
    3.150%, 04/01/2008 (b)                  1,951,000       1,951,000
   Pfizer, Inc.
    4.530%, 04/28/2008 (b)                    750,000         747,452
    4.400%, 05/14/2008 (b)                  1,000,000         994,744
    4.410%, 05/16/2008 (b)                    250,000         248,622
    2.685%, 08/06/2008 (b)                  1,000,000         990,528
   Rabobank USA Financial Corp.
    2.200%, 04/01/2008                      2,740,000       2,740,000
   Ranger Funding Co.
    3.250%, 04/10/2008                      1,500,000       1,498,781
   RBS Greenwich Capital
    4.810%, 05/28/2008                        700,000         694,669
   Royal Bank of Scotland
    4.190%, 07/10/2008 (b)                  2,000,000       1,976,722
   Sheffield Receivables Corp.
    3.150%, 04/08/2008 (b)                  1,500,000       1,499,081
    3.200%, 04/10/2008 (b)                  2,200,000       2,198,185
    2.900%, 05/21/2008 (b)                  2,000,000       1,991,944

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                                        MONEY MARKET FUND


                                            PRINCIPAL
                                               AMOUNT           VALUE
---------------------------------------------------------------------
COMMERCIAL PAPER - 49.3% (Continued)
   Societe Generale
    3.880%, 04/15/2008 (b)                 $1,400,000    $  1,397,888
    3.150%, 07/22/2008 (b)                  1,000,000         990,200
   Toyota Motor Credit Corp.
    4.290%, 04/07/2008 (b)                  1,500,000       1,498,928
    3.240%, 04/25/2008 (b)                  2,000,000       1,995,680
   Tulip Funding Corp.
    3.170%, 05/07/2008 (b)                  1,500,000       1,495,245
   United Parcel Service, Inc.
    4.180%, 05/30/2008 (b)                    300,000         297,945
   Variable Funding Corp.
    3.110%, 04/18/2008 (b)                  1,000,000         998,531
   Victory Receivables Corp.
    3.320%, 04/07/2008 (b)                  4,000,000       3,997,787
    3.000%, 04/17/2008 (b)                  2,000,000       1,997,333
   Westpac Banking Corp.
    2.870%, 06/05/2008 (b)                  3,000,000       2,984,454
                                                         ------------
     TOTAL COMMERCIAL PAPER
       (Cost $78,615,939)                                  78,615,939
                                                         ------------
FLOATING RATE NOTES (A) - 23.8%
   Abbey National Treasury Services
    3.260%, 05/20/2008                        750,000         750,000
   ANZ National Ltd.
    3.210%, 04/10/2008 (b)                    500,000         500,000
   Australia & New Zealand Banking Group
    3.351%, 06/02/2008 (b)                    800,000         800,000
   Banco Espanol De Credito
    3.941%, 04/30/2008 (b)                  1,500,000       1,500,000
   Bank of America
    3.208%, 04/03/2008                      1,800,000       1,800,000
   Bank of Scotland
    4.910%, 04/23/2008                      1,000,000       1,000,000
   BBVA U.S. Senior SA Unipersonal
    4.018%, 04/17/2008                      2,500,000       2,500,047
   BNP Paribas
    2.606%, 04/26/2008 (b)                  1,000,000       1,000,000
    4.080%, 05/13/2008                        750,000         750,000
   Canadian Imperial Bank
    3.160%, 04/01/2008                        625,000         625,000
    3.991%, 04/18/2008                      1,300,000       1,299,252
   Commonwealth Bank of Australia
    2.704%, 06/18/2008                        500,000         499,907
   Credit Agricole
    2.829%, 06/25/2008 (b)                  1,000,000       1,000,000
   Danske Bank A/S
    2.506%, 04/30/20083 (b)                 1,200,000       1,199,977
   DNB Nor Bank ASA
    2.599%, 04/25/2008 (b)                  3,000,000       3,000,000


                                            PRINCIPAL
                                               AMOUNT           VALUE
---------------------------------------------------------------------
FLOATING RATE NOTES (A) - 23.8% (Continued)
   Fortis Bank
    3.864%, 04/19/2008                     $2,500,000    $  2,500,774
   General Electric Capital Corp.
    2.619%, 04/24/2008                      4,000,000       4,000,000
   ING Bank NV
    3.282%, 04/26/2008 (b)                    250,000         250,000
   JP Morgan Chase & Co.
    4.743%, 06/29/2008                      1,800,000       1,799,908
   M&I Bank
    2.828%, 04/15/2008                      1,000,000       1,000,000
   Metropolitan Life Global Funding
    4.248%, 04/09/2008 (b)                    250,000         250,000
    3.800%, 01/20/2009                        250,000         250,000
   Natexis Banques Populaires
    3.240%, 06/06/2008                      1,250,000       1,250,000
   National Australia Bank Ltd.
    3.210%, 04/07/2008                        500,000         500,000
    3.265%, 05/19/2008                        750,000         750,000
   Procter & Gamble International Funding
    3.140%, 05/19/2008 (a)                    250,000         250,000
   Sanpaolo IMI NY Branch
    3.264%, 06/05/2008                      3,000,000       3,000,000
   Skandinaviska Enskilda Banken
    2.795%, 04/18/2008                      3,000,000       3,000,000
   Unicredito Italiano Bank of Ireland
    3.078%, 04/09/2008                      1,000,000       1,000,000
                                                         ------------
     TOTAL FLOATING RATE NOTES
       (Cost $38,024,865)                                  38,024,865
                                                         ------------
U.S. GOVERNMENT AGENCY ISSUES - 2.3%
   Fannie Mae
    3.965%, 04/09/2008                        700,000         699,383
    4.200%, 04/18/2008 (b)                    700,000         698,612
    3.730%, 05/29/2008                        500,000         496,995
   Federal Home Loans
    4.100%, 07/22/2008 (b)                    700,000         691,071
    2.660%, 04/03/2008 (b)                  1,000,000       1,000,000
                                                         ------------
     TOTAL U.S. GOVERNMENT AGENCY ISSUES
       (Cost $3,586,061)                                    3,586,061
                                                         ------------


                                               SHARES           VALUE
---------------------------------------------------------------------
MONEY MARKET FUNDS - 0.0%
   Northern U.S. Government Select
      Money Market Fund                           713    $        713
                                                         ------------
     TOTAL MONEY MARKET FUNDS
       (Cost $713)                                                713
                                                         ------------
TOTAL INVESTMENTS (COST $160,052,772) - 100.3%            160,052,772
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%               (488,918)
                                                         ------------
TOTAL NET ASSETS - 100.0%                                $159,563,854
                                                         ============

(a) Variable rate security. The coupon rate shown on variable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Security is exempt from registration under the Securities Act of 1933. It may be resold only in transactions that are exempt under Rule 144A under the Securities Act of 1933, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board for 4(2) paper that requires each security to be rated in one of the two highest rating categories by at least two nationally recognized rating organizations ("NRSO"), or if only one NRSO rates the security, by that NRSO.

(c) Security is exempt from registration under the Securities Act of 1933. It may be resold only in transactions that are exempt under Rule 144A under the Securities Act of 1933, normally to qualified institutional buyers. These securities have been determined to be illiquid for not meeting the required criteria adopted by the Fund's Board to be classified as liquid securities. The aggregate value of such securities is $972,904 or 0.6% of total net assets.

The accompanying notes are an integral part of the financial statements.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
MONEY MARKET FUND                                           FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008 (UNAUDITED)

ASSETS
   Investments in securities, at value        $  160,052,772
   Receivables:
      Shares sold                                    249,009
      Interest and dividends                         444,486
   Prepaid expenses and other                          7,814
                                              --------------
                                                 160,754,081
                                              --------------
LIABILITIES
Payables:
   Investment securities purchased                 1,000,000
   Shares redeemed                                   103,531
   Dividends payable                                     411
   Advisory fees                                      32,413
   Administration fees                                13,382
   Professional fees                                  12,171
   Fund accounting fees                               10,149
   Custodian fees                                      5,075
   Other accrued expenses                             13,095
                                              --------------
                                                   1,190,227
                                              --------------
NET ASSETS
   Paid-in capital                               159,610,595
   Accumulated net investment
      income / (loss)                                  1,887
   Accumulated net realized gain / (loss)
      on investments                                 (48,628)
                                              --------------
                                              $  159,563,854
                                              ==============

Investments at cost                           $  160,052,772
Shares authorized per class ($.10 par value)     200,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
                                      Shares          NAV
Share Class        Net Assets       Outstanding    per share
Class I           $159,563,854     159,610,595         $1.00


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                   $       4,225
   Interest                                        3,390,183
                                               -------------
                                                   3,394,408
                                               -------------
EXPENSES
   Advisory fees                                     255,860
   Administration fees                                73,103
   Fund accounting fees                               20,042
   Transfer agent fees                                17,779
   Professional fees                                  16,146
   Custodian fees                                      9,692
   Directors' fees                                     9,042
   Shareholder reporting fees                          4,063
   Other expenses                                      8,349
                                               -------------
                                                     414,076
Reimbursements and waivers                           (85,113)
                                               -------------
                                                     328,963
                                               -------------
NET INVESTMENT INCOME / (LOSS)                     3,065,445
                                               -------------


REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments         (48,628)
   Net change in unrealized appreciation /
      (depreciation) on investments                       --
                                               -------------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                     (48,628)
                                               -------------

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS                     $   3,016,817
                                               =============

TRANSACTIONS WITH AFFILIATES:
          Percent of Current
            Net Asset Value
----------------------------------------
   Advisory    Administration    Expense   Reimbursements
      Fee            Fee          Limit      and Waivers
---------------------------------------------------------
     0.35%          0.10%         0.45%        $85,113


The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
FINANCIAL STATEMENTS                                           MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                           FOR THE SIX MONTHS       FISCAL
                                                                                             ENDED MARCH 31,       YEAR ENDED
                                                                                              (UNAUDITED)         SEPTEMBER 30,
                                                                                           ------------------------------------
                                                                                                  2008               2007
                                                                                           ------------------------------------
OPERATIONS
   Net investment income / (loss)                                                            $   3,065,445      $   6,412,295
   Net realized gain / (loss) on investments                                                       (48,628)                --
                                                                                             -------------      -------------

                                                                                                 3,016,817          6,412,295
                                                                                             -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                                                                        (3,063,558)        (6,412,295)
   Net realized gain on investments                                                                     --                 --
                                                                                             -------------      -------------
                                                                                                (3,063,558)        (6,412,295)
                                                                                             -------------      -------------

FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                                                   104,563,819        109,667,646
   Reinvestment of distributions                                                                 3,060,581          6,386,542
   Payments for shares redeemed                                                                (85,737,047)      (103,694,599)
                                                                                             -------------      -------------
                                                                                                21,887,353         12,359,589
                                                                                             -------------      -------------

NET INCREASE / (DECREASE) IN NET ASSETS                                                         21,840,612         12,359,589
NET ASSETS
   Beginning of period                                                                         137,723,242        125,363,653
                                                                                             -------------      -------------

   End of period                                                                             $ 159,563,854      $ 137,723,242
                                                                                             =============      =============

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME                                                                        $       1,887      $          --
                                                                                             =============      =============

FUND SHARE TRANSACTIONS
   Sold                                                                                        104,563,819        109,667,646
   Reinvestment of distributions                                                                 3,060,581          6,386,542
   Redeemed                                                                                    (85,737,047)      (103,694,599)
                                                                                             -------------      -------------

      Net increase / (decrease) from fund share transactions                                    21,887,353         12,359,589
                                                                                             =============      =============

*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                                           $   3,063,558      $   6,412,295
                                                                                             -------------      -------------

                                                                                             $   3,063,558      $   6,412,295
                                                                                             =============      =============

The accompanying notes are an integral part of the financial statements.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                           LARGE CAP GROWTH FUND


Line Chart:
Comparison of Change in Value of $10,000 Investment
                Summit Large             Summit Large         Russell 1000
Date             Cap Fund (I)            Cap Fund (A)      Growth Total Return
Dec06                10000                   9425                10000
                      9960                   9387                 9962
Jan07                10116                   9532                10218
Feb07                 9856                   9286                10026
Mar07                 9894                   9319                10081
Apr07                10288                   9689                10555
May07                10632                  10017                10935
Jun07                10448                   9842                10772
Jul07                10214                   9619                10605
Aug07                10490                   9877                10774
Sep07                10915                  10275                11225
Oct07                11255                  10579                11607
Nov07                10905                  10249                11179
Dec07                10807                  10155                11139
Jan08                 9886                   9287                10270
Feb08                 9728                   9137                10066
Mar08                 9820                   9221                10005


       SUMMIT LARGE CAP GROWTH FUND CLASS I - AVERAGE ANNUAL TOTAL RETURN
              1-YEAR                            SINCE INCEPTION
       ------------------------------------------------------------------
              -0.75%                                -1.44%

       SUMMIT LARGE CAP GROWTH FUND CLASS A - AVERAGE ANNUAL TOTAL RETURN
              1-YEAR                            SINCE INCEPTION
       ------------------------------------------------------------------
              -6.75%                                -6.26%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to February 1, 2007, Class I share performance is based on Class A performance. Absent limitation of expenses during certain of the periods shown, performance would have been lower.



                     FUND DATA

Manager:                         John Thompson
Inception Date:                  December 28, 2006
Total Net Assets:                $1.0 Million
Number Of Equity Holdings:       72
Median Cap Size:                 $36,052 (in millions)
Average Price-to-earnings Ratio: 18.9x
Average Price-to-book Ratio:     3.56x


                 TOP 10 EQUITY HOLDINGS

                                     (% of net assets)
Materials Select Sector SPDR Trust          4.1%
Microsoft Corp.                             3.4%
Apple, Inc.                                 3.3%
Intel Corp.                                 3.0%
PepsiCo, Inc.                               2.5%
Cisco Systems, Inc.                         2.3%
Procter & Gamble Co.                        2.2%
Abbott Laboratories                         2.0%
General Electric Co.                        1.9%
United Technologies Corp.                   1.9%

Pie Chart:
                   SECTOR ALLOCATIONS

Consumer Discretionary                      8.8%
Consumer Staples                           10.0%
Energy                                      8.7%
Financials                                  4.7%
Health Care                                16.1%
Industrials                                15.3%
Information Technology                     24.9%
Utilities                                   1.4%
Investment Companies                        4.1%
Short-Term & Other                          6.0%

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
LARGE CAP GROWTH FUND


OBJECTIVE - Seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

STRATEGY - The Large Cap Growth Fund (the "Fund") seeks securities that generate targeted sales, earnings, and cash flow growth potential, selling at a discount relative to their potential for growth.


MANAGER'S COMMENTS:

The Large Cap Growth Fund Class I total return performance for the six months ended March 31, 2008 was -10.03% (after waivers and reimbursements) versus -10.87% for the Russell 1000 Growth Index (the "Index") and -12.46% for the S&P 500 Index.

Over the last six months the stock market has been in a sustained downtrend, and the economy has continued to weaken. Banks have been pulling back significantly in lending. Payroll numbers and unemployment claims show a marked deterioration in the labor market since the end of 2007. Meanwhile, credit markets remain tight even after 3.25% in reductions of the Fed Funds Rate by the Federal Reserve Bank (Fed). The crescendo of the credit crisis may well have been the collapse of Bear Stearns in mid-March, but the effects are likely to linger for some time.

Compared to prior economic slowdowns, household consumers probably cannot continue to support the economy through robust spending. Sustained oil price increases, along with inflation in basic needs such as food, serve as a double-hit to the consumer's income. On the balance sheet side, the consumer has been hit with the deflation in home prices along with lower stock valuations. Weakening employment is another negative factor, and depending on how many jobs are lost, could prove to be the most important one. The government's stimulus checks start going out in May though, which may give a temporary boost to the back half of the year.

Commodity markets have been very hot for the last several months. Many market participants chalk it up to easier Fed monetary policy. However, a shortage of many agricultural commodities has led to what can only be described as a food crisis in much of the world. Rice prices have hit all-time highs, along with corn, fertilizer, and oil. Biofuels have been blamed for causing the shortages; whether or not that is true remains to be proven. Strong demand is apparent, regardless of the cause.

CONTRIBUTORS TO PERFORMANCE

The top contributing sectors in the portfolio were Healthcare and Technology. Healthcare benefited from favorable selection within both the Biotechnology and Pharmaceutical industries. Strength came from the combination of holding solid performers such as Celgene and Genentech, as well as avoiding a handful of weak performers. Strength from these stocks was a nice reversal of weakness experienced at the end of 2007.

Technology benefited from an overweight to the sector as well as exposure in the Semiconductor and Computer industries. Stock selection was the biggest contributor, namely Apple Inc., Hewlett Packard and First Solar.

DETRACTORS FROM PERFORMANCE

Detractors to performance were primarily in the Financials and Consumer Discretionary sectors. The portfolios suffered from an overweight to diversified financial companies, as well as poor stock selection, namely Citigroup, American Express and Goldman Sachs. Also, in the insurance area, AIG suffered heavily from the credit crunch.

Consumer stocks in general performed very poorly over the last six months. Restaurants, notably Starbucks, sold off sharply. Also caught in the sell-off were internet stocks, including eBay and Google. Further, an unsolicited bid by Microsoft for Yahoo hurt in this area.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
LARGE CAP GROWTH FUND                                       FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

                                                           CLASS I
                                                 ----------------------------
                                                   FOR THE
                                                  SIX MONTHS    PERIOD FROM
                                                     ENDED      FEBRUARY 1,
                                                   MARCH 31,     2007(1) TO
                                                 (UNAUDITED)    SEPTEMBER 30,
                                                 ----------------------------
                                                     2008            2007
                                                 ----------------------------
Net asset value, beginning of period              $    54.60      $    50.73
                                                  ----------      ----------
INVESTMENT ACTIVITIES:
  Net investment income / (loss)                        0.03            0.04
  Net realized and unrealized gains / (losses)         (5.54)           3.83
                                                  ----------      ----------
Total from Investment Activities                       (5.51)           3.87
                                                  ----------      ----------
DISTRIBUTIONS:
  Net investment income                                (0.04)             --
                                                   ----------      ----------
Total Distributions                                    (0.04)             --
                                                  ----------      ----------

Net asset value, end of period                    $    49.05      $    54.60
                                                  ==========      ==========
Total return                                          -10.03%           7.63%
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(2)        1.10%(3)        1.10%(3)
Ratio of expenses to average net assets - gross         9.29%(3)       14.12%(3)
Ratio of net investment income / (loss)
  to average net assets                                 0.14%(3)        0.20%(3)
Portfolio turnover rate(4)                             22.53%          46.36%
Net assets, end of period (000's)                 $      972         $ 1,050


                                                           CLASS A
                                                 ----------------------------
                                                     FOR THE
                                                  SIX MONTHS    PERIOD FROM
                                                     ENDED      DECEMBER 28,
                                                   MARCH 31,     2006(1) TO
                                                  (UNAUDITED)  SEPTEMBER 30,
                                                 ----------------------------
                                                     2008            2007
                                                 ----------------------------
Net asset value, beginning of period              $    54.51      $    50.00
                                                  ----------      ----------
INVESTMENT ACTIVITIES:
  Net investment income / (loss)                       (0.03)          (0.05)
  Net realized and unrealized gains / (losses)         (5.56)           4.56
                                                  ----------      ----------
Total from Investment Activities                       (5.59)           4.51
                                                  ----------      ----------
DISTRIBUTIONS:
  Net investment income                                   --              --
                                                  ----------      ----------
Total Distributions                                       --              --
                                                  ----------      ----------

Net asset value, end of period                    $    48.92      $    54.51
                                                  ==========      ==========
Total return(5)                                       -10.26%           9.02%
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(2)        1.35%(3)        1.35%(3)
Ratio of expenses to average net assets - gross         9.54%(3)       16.22%(3)
Ratio of net investment income / (loss)
  to average net assets                                -0.11%(3)       -0.03%(3)
Portfolio turnover rate(4)                              22.53%         46.36%
Net assets, end of period (000's)                 $        26     $       31

(1)  Commencement of operations.

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(3)  Annualized.

(4) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(5)  Total return calculations do not include any sales charges.

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                                    LARGE CAP GROWTH FUND


MARCH 31, 2008 (UNAUDITED)
                                               SHARES           VALUE
---------------------------------------------------------------------
COMMON STOCKS - 89.9%
CONSUMER DISCRETIONARY - 8.8%
   Amazon.Com, Inc. (a)                            80   $       5,704
   Comcast Corp. - Class A (a)                    310           5,996
   Gamestop Corp - Class A (a)                    140           7,239
   Gentex Corp.                                   640          10,976
   Guess ?, Inc.                                  270          10,927
   International Game Technology                  270          10,857
   Nordstrom, Inc.                                170           5,542
   Starbucks Corp. (a)                            430           7,525
   Target Corp.                                   160           8,109
   Viacom, Inc (a)                                370          14,659
                                                        -------------
                                                               87,534
                                                        -------------
CONSUMER STAPLES - 10.0%
   Altria Group, Inc.                             190           4,218
   Anheuser-Busch Companies, Inc.                 370          17,557
   PepsiCo, Inc.                                  340          24,548
   Philip Morris International, Inc. (a)          190           9,610
   Procter & Gamble Co.                           320          22,422
   Wal-Mart Stores, Inc.                          240          12,643
   Whole Foods Market, Inc.                       270           8,902
                                                        -------------
                                                               99,900
                                                        -------------
ENERGY - 8.7%
   Chevron Corp.                                  180          15,365
   Devon Energy Corp.                             110          11,476
   ENSCO International, Inc.                      170          10,645
   Helmerich & Payne, Inc.                        260          12,186
   National-Oilwell Varco, Inc. (a)               220          12,844
   Schlumberger Ltd.                              210          18,270
   XTO Energy, Inc.                               100           6,186
                                                        -------------
                                                               86,972
                                                        -------------
FINANCIALS - 4.7%
   American Express Co.                           210           9,181
   American International Group, Inc.              90           3,892
   CME Group, Inc.                                 30          14,073
   The Goldman Sachs Group, Inc.                   70          11,577
   Peoples United Financial, Inc.                 470           8,136
                                                        -------------
                                                               46,859
                                                        -------------
HEALTH CARE - 16.1%
   Abbott Laboratories                            360          19,854
   Baxter International, Inc.                     180          10,408
   Becton, Dickinson & Co.                        150          12,877
   Celgene Corp. (a)                              200          12,258
   Genentech, Inc. (a)                            210          17,048
   Gilead Sciences, Inc. (a)                      340          17,520
   Medtronic, Inc.                                190           9,190
   Novartis AG - ADR                              260          13,320
   Stryker Corp.                                  230          14,961
   Thermo Electron Corp. (a)                      240          13,642
   UnitedHealth Group, Inc.                       280           9,621
   Varian Medical Systems, Inc. (a)               220          10,305
                                                        -------------
                                                              161,004
                                                        -------------


                                               SHARES           VALUE
---------------------------------------------------------------------
INDUSTRIALS - 15.3%
   3M Co.                                          60   $       4,749
   BE Aerospace, Inc. (a)                         440          15,378
   Burlington Northern Santa Fe Corp.             100           9,222
   Copart, Inc. (a)                               280          10,853
   FedEx Corp.                                    165          15,291
   First Solar, Inc. (a)                           30           6,934
   General Electric Co.                           510          18,875
   Genesee & Wyoming, Inc. - Class A (a)          420          14,448
   Illinois Tool Works, Inc.                      300          14,469
   Ingersoll-Rand Co. - Class A                   230          10,253
   Raytheon Co.                                   210          13,568
   United Technologies Corp.                      270          18,582
                                                        -------------
                                                              152,622
                                                        -------------
INFORMATION TECHNOLOGY - 24.9%
   Adobe Systems, Inc. (a)                        360          12,812
   Akamai Technologies, Inc. (a)                  300           8,448
   Apple, Inc. (a)                                230          33,005
   Cisco Systems, Inc. (a)                        950          22,885
   Dell, Inc. (a)                                 230           4,582
   Dolby Laboratories, Inc. (a)                   140           5,076
   eBay, Inc. (a)                                 260           7,758
   Electronic Arts, Inc. (a)                      260          12,979
   Google, Inc. - Class A (a)                      32          14,095
   Hewlett-Packard Co.                            370          16,894
   Intel Corp.                                  1,420          30,076
   International Business Machines Corp.          150          17,271
   Microsoft Corp.                              1,200          34,056
   Oracle Corp. (a)                               560          10,954
   Qualcomm, Inc.                                 240           9,840
   The Western Union Co.                          350           7,445
                                                        -------------
                                                              248,176
                                                        -------------
UTILITIES - 1.4%
   Exelon Corp.                                    90           7,314
   FPL Group, Inc.                                110           6,902
                                                        -------------
                                                               14,216
                                                        -------------
     TOTAL COMMON STOCKS
       (Cost $909,198)                                        897,283
                                                        -------------
INVESTMENT COMPANIES - 4.1%
   Materials Select Sector SPDR Trust           1,010          40,572
                                                        -------------
     TOTAL INVESTMENT COMPANIES
       (Cost $38,712)                                          40,572
                                                        -------------
SHORT TERM INVESTMENTS - 4.0%
MONEY MARKET FUNDS - 4.0%
   Northern U.S. Government Select
      Money Market Fund                        40,362          40,362
                                                        -------------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $40,362)                                          40,362
                                                        -------------
TOTAL INVESTMENTS (COST $988,272) (b) - 98.0%                 978,217

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%                   20,049
                                                        -------------
TOTAL NET ASSETS - 100.0%                               $     998,266
                                                        =============


ADR  American Depository Receipt

(a)  Non-income producing security.

(b) For federal income tax purposes, cost is $988,361, and gross unrealized appreciation and depreciation of securities as of March 31, 2008 was $54,751, and ($64,895), respectively, with a net appreciation / (depreciation) of ($10,144).

The accompanying notes are an integral part of the financial statements.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
LARGE CAP GROWTH FUND                                       FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008 (UNAUDITED)


ASSETS
   Investments in securities, at value         $     978,217
   Receivables:
      Interest and dividends                           1,276
   Receivable from adviser                            38,010
   Prepaid expenses and other                          3,358
                                               -------------
                                                   1,020,861
                                               -------------

LIABILITIES
   Payables:
      Professional fees                               10,381
      Fund accounting fees                             3,646
      12b-1 fees                                         270
      Custodian fees                                     106
      Other accrued expenses                           8,192
                                               -------------
                                                      22,595
                                               -------------

NET ASSETS*
   Paid-in capital                                 1,035,261
   Accumulated undistributed net investment
      income / (loss)                                    681
   Accumulated net realized gain / (loss)
      on investments                                 (27,621)
   Net unrealized appreciation / (depreciation)
      on investments                                 (10,055)
                                               -------------
                                               $     998,266
                                               =============

Investments at cost                            $     988,272
Shares authorized - Class I ($.10 par value)      20,000,000
Shares authorized - Class A ($.10 par value)      20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
                                      Shares          NAV
Share Class        Net Assets       Outstanding    per Share
Class I             $972,157          19,820          $49.05
Class A             $26,109            534            $48.92**

Class A maximum offering price per share
   (net asset value plus sales charge of 5.75%
   of offering price)                                 $51.90


*  FEDERAL TAX DATA AS OF SEPTEMBER 30, 2007
   Undistributed ordinary income               $         807
   Unrealized appreciation                     $      84,649
   Post October Capital Loss Carryforward      $     (11,931)

** Net asset value does not recalculate due to fractional shares outstanding.



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
MARCH 31, 2008 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                   $       6,471
   Foreign dividend taxes withheld                       (58)
                                               -------------
                                                       6,413
                                               -------------
EXPENSES
   Transfer agent fees                                15,891
   Professional fees                                  11,308
   Registration fees                                   7,879
   Fund accounting fees                                7,521
   Advisory fees                                       3,883
   Administration fees                                   518
   Custodian fees                                        514
   Directors' fees                                        62
   Shareholder reporting fees                             39
   12b-1 fees - Class A                                   36
   Other expenses                                        492
                                               -------------
                                                      48,143
Reimbursements and waivers                           (42,411)
                                               -------------
                                                       5,732
                                               -------------
NET INVESTMENT INCOME / (LOSS)                           681
                                               -------------
REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments         (15,601)
   Net change in unrealized appreciation /
      (depreciation) on investments                  (94,793)
                                               -------------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                    (110,394)
                                               -------------

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS                     $    (109,713)
                                               =============

TRANSACTIONS WITH AFFILIATES:
  Percent of Current Net Asset Value
-----------------------------------------------------------
  Advisory   Administration    Class I         Class A       Reimbursements
     Fee        Fee Expense    Limit(1)    Expense Limit(1)   and Waivers
---------------------------------------------------------------------------
    0.75%      0.10%      1.10%        1.35%        $42,411

(1) The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the Fund to the extent necessary, to limit all expenses to 1.10% of the average daily net assets of the Large Cap Growth Fund - Class I and 1.35% of the Large Cap Growth Fund - Class A until January 31, 2009.


The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
FINANCIAL STATEMENTS                                       LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 FOR THE
                                                                                                SIX MONTHS       PERIOD FROM
                                                                                                  ENDED         DECEMBER 28,
                                                                                                MARCH 31,        2006(1) TO
                                                                                               (UNAUDITED)      SEPTEMBER 30,
                                                                                             --------------------------------
                                                                                                     2008            2007
                                                                                             --------------------------------
OPERATIONS
   Net investment income / (loss)                                                            $         681      $         807
   Net realized gain / (loss) on investments                                                       (15,601)           (12,020)
   Net change in unrealized appreciation / (depreciation) on investments                           (94,793)            84,738
                                                                                             -------------      -------------
                                                                                                  (109,713)            73,525
                                                                                             -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS*
Class I(2)
   Net investment income                                                                              (807)                --
Class A
   Net investment income                                                                                --                 --
                                                                                             -------------      -------------
                                                                                                      (807)                --
                                                                                             -------------      -------------
FUND SHARE TRANSACTIONS
Class I
   Proceeds from shares sold                                                                        68,367            990,765
   Reinvestment of distributions                                                                       807                 --
   Payments for shares redeemed                                                                    (40,075)                --
                                                                                             -------------      -------------
                                                                                                    29,099            990,765
                                                                                             -------------      -------------
Class A
   Proceeds from shares sold                                                                         1,131            288,000
   Reinvestment of distributions                                                                        --                 --
   Payments for shares redeemed                                                                     (2,972)          (270,762)
                                                                                             -------------      -------------
                                                                                                    (1,841)            17,238
                                                                                             -------------      -------------
NET INCREASE / (DECREASE) IN NET ASSETS                                                            (83,262)         1,081,528
NET ASSETS
   Beginning of period                                                                           1,081,528                 --
                                                                                             -------------      -------------
   End of period                                                                             $     998,266      $   1,081,528
                                                                                             =============      =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                                              $         681      $         807
                                                                                             =============      =============

FUND SHARE TRANSACTIONS
Class I (2)
   Sold                                                                                              1,337             19,238
   Reinvestment of distributions                                                                        15                 --
   Redeemed                                                                                           (770)                --
                                                                                             -------------      -------------
      Net increase / (decrease) from fund share transactions                                           582             19,238
                                                                                             =============      =============
FUND SHARE TRANSACTIONS
Class A
   Sold                                                                                                 20              5,778
   Reinvestment of distributions                                                                        --                 --
   Redeemed                                                                                            (58)            (5,206)
                                                                                             -------------      -------------
      Net increase / (decrease) from fund share transactions                                           (38)               572
                                                                                             =============      =============
TOTAL COST OF PURCHASES OF:
Common Stocks                                                                                $     225,893      $   1,311,393
                                                                                             -------------      -------------
                                                                                             $     225,893      $   1,311,393
                                                                                             =============      =============
TOTAL PROCEEDS FROM SALES OF:
Common Stocks                                                                                $     635,754      $     306,595
                                                                                             -------------      -------------
                                                                                             $     635,754      $     306,595
                                                                                             =============      =============
*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income                                                                              $         807      $          --
                                                                                             -------------      -------------
                                                                                             $         807      $          --
                                                                                             =============      =============

(1)  Commencement of Operations

(2)  Class I shares have been offered since February 1, 2008.

The accompanying notes are an integral part of the financial statements.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                   NOTES TO FINANCIAL STATEMENTS


MARCH 31, 2008 (UNAUDITED)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc. ("Summit Mutual Funds") is registered, with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. Summit Mutual Funds is offered in two series, the Pinnacle Series and the Apex Series. The results of the Apex Series are presented herein. The Apex Series' shares are offered in seven Funds: Nasdaq-100 Index Fund, Everest Fund, Large Cap Growth Fund, Bond Fund, Short-term Government Fund, High Yield Bond Fund, and Money Market Fund (each individually a "Fund", collectively the "Funds"). The Nasdaq-100 Index Fund seeks investment results that correspond to the total return performance of U.S. common stocks as represented by the Nasdaq-100 Index. The Everest Fund primarily seeks long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. The Large Cap Growth Fund seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government and its agencies. The High Yield Bond Fund seeks high current income and capital appreciation, secondarily, by investing primarily in high yield, high risk bonds, with intermediate maturities. The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The Class I shares of the Fund are offered without a sales charge to institutional and retail investors. Each Fund, except the Nasdaq-100 Index and Money Market Funds, also offers Class A shares, which are subject to an initial sales charge and a Distribution and Shareholder Service Plan Fee (See Note 3). The Funds are also offered to insurance company exempt separate accounts, including The Union Central Life Insurance Company (parent company of Summit Investment Partners Inc., the Adviser).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION - Securities held in each Fund, except for money market instruments maturing in 60 days or less, are valued as follows: Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ Global Market or NASDAQ Global Select Market, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Alternatively, NASDAQ listed securities may be valued on the basis of the NASDAQ Official Closing Price. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Examples of valuation bases and factors used to determine securities' fair value include: a multiple of earnings, a discounted value from freely-traded similar securities, relative yield to maturity calculations, market values for similar securities, utilization of the fair value information service of FT Interactive Data, or a combination of these or other methods. Additionally, general market risk, and credit, yield and other risks particular to a given issue, and other factors are considered. Money market instruments maturing in 60 days or less are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Paydown gains and losses on mortgage and asset-backed securities as well as inflation adjustments to the face amount of inflation-indexed securities are presented as interest income.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
NOTES TO FINANCIAL STATEMENTS


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL TAXES - Each Fund contemplates declaring as dividends each year all, or substantially all, of its taxable income, including net capital gains (the excess of long-term capital gains over short-term capital losses). Capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. Shareholders will be subject to income taxes on these distributions regardless of whether they are paid in cash or reinvested in additional Fund shares. Distributions attributable to the net capital gains of a Fund will be taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held the Fund shares. Other Fund distributions will generally be taxable as ordinary income. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Fund shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

Effective March 31, 2008, the Funds adopted Financial Accounting Standards Board
(FASB) Interpretation No. 48 (FIN 48),"Accounting for Uncertainty in Income Taxes," a clarification of FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Funds' net assets or results of operations.

It is the intent of Summit Mutual Funds to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Accordingly, no provision for federal or state income taxes has been recorded.

DISTRIBUTIONS - Distributions from net investment income, if any, in all fixed income Funds, except the Money Market Fund, are generally declared and paid quarterly. Distributions from net investment income, if any, of the Money Market Fund are declared daily and paid monthly. Equity Funds generally declare and pay dividends annually. Net realized capital gains, if any, are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Fund at the net asset value per share unless you notify Summit Mutual Funds that you elect to receive distributions in cash.

The amounts of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. The book/tax differences are primarily related to the tax deferral of losses on wash sales, Section 1256 Mark-to-Market, paydowns on mortgage backed securities, post-October capital losses, Real Estate Investment Trust (REIT), and partnership adjustments. Distributions that exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

EXPENSES - Allocable expenses of Summit Mutual Funds are charged to each Fund based on the ratio of the net assets of each Fund to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Fund based on specific identification.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                   NOTES TO FINANCIAL STATEMENTS


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FOREIGN CURRENCY - Summit Mutual Funds' accounting records are maintained in U.S. dollars. Funds may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the New York Currency Market. Summit Mutual Funds does not isolate the portion of operational results relating to changes in foreign exchange rates on investments from the underlying market price fluctuations. All such results are included in net realized and unrealized gain or loss for investments.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulations of foreign securities markets and the possibility of political and economic instability.

FUTURES CONTRACTS - Certain Funds may for hedging purposes enter into futures contracts including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which they may invest directly and indexes comprised of such securities. Funds may also purchase and write call and put options on such contracts. Each eligible Fund may invest up to 20% of its assets in such futures and/or options. The Nasdaq-100 Index and Short-term Government Funds may invest up to 100% of their assets in such futures and/or options until each Fund reaches $50 million in net assets. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Funds enter into a futures contract, they are required to deposit, or designate and maintain as collateral, such initial margin as is required by the exchange on which the contract is traded. Under terms of such contracts, the Funds agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Funds invest in futures as a substitute to investing in the common stock positions in the index that they intend to match. The potential risk to the Funds is that the change in the value in the underlying securities may not correlate to the value of the contracts.

FUND SECURITIES LENDING - The Funds (except the Money Market Funds) lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Income from securities lending is included in "Other Income" on the Statement of Operations. Collateral is maintained at not less than 100% of the current market value of loaned securities. Although the risk of lending is mitigated by the collateral, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. In addition to cash collateral, the Funds may accept noncash collateral consisting of government securities and irrevocable letters of credit from domestically domiciled banks.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES - Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the "Adviser"), under terms of an Investment Advisory Agreement (the "Agreement"). Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds. Summit Mutual Funds pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Fund on a daily basis.

APPROVAL OF ADVISORY CONTRACT - At its November 12, 2007 meeting, the Board of Directors reviewed in detail written materials related to the proposed continuation of the Funds' investment advisory contracts and the investment sub-advisory contract applicable to the Money Market Fund for a one-year period. Following their review and consideration, the Directors determined that the investment advisory contracts and the sub-advisory contract will enable shareholders of each Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board of Directors, including the Independent Directors, unanimously approved the renewal of each investment advisory contract and the sub-advisory contract. In reaching their decision, the Directors requested and obtained from the Adviser and the investment sub-adviser such information as they deemed reasonably necessary to evaluate the proposed continuation of the contracts. The Directors also carefully considered the information that they had received throughout the year from the Adviser and the investment sub-adviser as part of their regular oversight of the Funds, as well as: comparative fee, expense and performance information prepared using data from Lipper, Inc. ("Lipper"), independent providers of mutual fund

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
NOTES TO FINANCIAL STATEMENTS


NOTE 2 - TRANSACTIONS WITH AFFILIATES (CONTINUED)

performance, fee and expense information; and profitability data. In considering the proposed continuation of the investment advisory contracts and the investment sub-advisory contract, the Directors evaluated a number of considerations that they believed, in light of the legal advice furnished to them by legal counsel to the Funds and the Independent Directors and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

o THE NATURE, EXTENT AND QUALITY IF THE ADVISORY SERVICES PROVIDED. The Board concluded that the Adviser (and sub-adviser, with respect to the Money Market
Fund) provides high quality services to each Fund, as indicated by the nature and quality of services provided in the past, each Fund's competitive investment performance, the high level of correlation of the Index Funds to their benchmarks, the compliance track record of the Funds, the integrity, capability and professional experience of the Adviser's personnel, and the Adviser's (and sub-adviser's) financial resources. The Board concluded that the Adviser and the sub-adviser provides all facilities and services reasonably necessary to analyze, execute and maintain investments that are consistent with the Funds' objectives, restrictions and limitations. The Board also determined that the Adviser (and sub-adviser) proposed to provide investment and related services that were of the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds' operations, the competitive landscape of the investment company business and investor needs.

o THE INVESTMENT PERFORMANCE OF THE FUNDS. With respect to each Fund, the Board determined that the Adviser (and subadviser, if relevant) has achieved competitive or superior investment performance relative to its benchmark index and comparable Funds (as determined using Lipper data) over most measurement periods. In this regard, the Board determined that the Index Funds achieved the correlation expressed in the Funds' prospectus. On the basis of the Directors' assessment of the nature, extent and quality of services to be provided, the Directors concluded that the Adviser and sub-adviser are capable of generating a level of investment performance that is appropriate in light of the Funds' investment objectives and strategies, and competitive with many other investment companies.

o THE COST OF ADVISORY SERVICES PROVIDED AND THE LEVEL OF PROFITABILITY. The Board examined the investment advisory fees charged to each Fund, and noted that the Adviser charges 0.10% for administrative services. The Directors also reviewed the Adviser's pre-tax operating income, gross revenues, margin (before and after dividends) for 2006 and the first three quarters of 2007, as well as other financial information relevant to an assessment of the Funds' financial relationship with the Adviser and sub-adviser. On the basis of this information, the Board concluded that, with respect to each Fund, the level of investment advisory fees (and sub-advisory fees, if relevant) and fund administration fees is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between each Fund and the Adviser and its affiliates. Further, on the basis of comparative information supplied by Lipper, the Board determined that the advisory fees and overall expense ratio of each Fund were favorable to or consistent with industry averages.

o WHETHER THE ADVISORY FEES REFLECT ECONOMIES OF SCALE. The Board determined that the Funds have yet to achieve meaningful economies of scale, which, therefore, cannot be reflected in the advisory fees. The Board concluded that the advisory fees reflect the current economic environment for the Adviser and the competitive nature of the mutual fund market. The Directors also noted that Fund expenses are managed by the use of fee caps and waivers, as certain of the Funds are small and have not reached the size necessary to provide the Adviser its full fee.

o THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUNDS GROW. While the advisory fees do not reduce should Fund assets grow meaningfully, the Board determined that the advisory fees payable under the advisory arrangements already reflect potential future economies of scale to some extent by virtue of their competitive levels and the Adviser's profitability at current or foreseeable asset levels. The Board also concluded that it would have the opportunity to periodically re-examine whether a Fund had achieved economies of scale, and the appropriateness of advisory fees payable to the Adviser and the subadviser, in the future.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                   NOTES TO FINANCIAL STATEMENTS


NOTE 2 - TRANSACTIONS WITH AFFILIATES (CONTINUED)

o BENEFITS (SUCH AS SOFT DOLLARS) TO THE ADVISER OR THE SUB-ADVISER FROM THEIR RELATIONSHIPS WITH THE FUNDS (AND ANY CORRESPONDING BENEFITS TO THE FUNDS). The Board determined that other benefits derived by the Adviser and the subadviser from its relationship with the Funds are reasonable and fair, and are consistent with industry practice and the best interest of the Funds and their shareholders. In this regard, the Directors noted that fixed income and index trading provide limited opportunities for soft dollars. In addition, the Directors determined that the fund administration fees paid by the Funds to the Adviser are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs of providing the services, the impact of the fees on the Funds' overall operating expenses, and the necessity of the services for the Funds' operations.

o OTHER CONSIDERATIONS: In approving the continuation of the investment advisory arrangements, the Board also considered the high quality of existing portfolio management personnel, who will continue to manage the Funds, and the Adviser's overall portfolio management capabilities. The Board determined that the Adviser has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders. The Board also concluded that the Adviser has made a significant entrepreneurial commitment to the management and success of the Funds, including expense limitation undertakings, which could entail a substantial financial and professional commitment to the successful operation of the Funds.

ADMINISTRATION FEES - The Funds have entered into an Administrative Services Agreement with the Adviser in which the Adviser, at its expense, maintains certain of the Funds' books and records and furnishes such office space, facilities, equipment, and clerical help as the Funds may reasonably require in the conduct of business. In addition, the Adviser pays for the services of all executive, administrative, clerical, and other personnel, including officers of the Funds, who are employees of The Union Central Life Insurance Company or its affiliates. Expenses not expressly assumed by the Adviser under the Agreement will be paid by the Funds. A separate administrative service fee of 0.10% of average daily net assets on an annual basis will be imposed for these services.

DIRECTORS' FEES - Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Summit Money Market Fund.

OTHER - The Adviser is a wholly-owned subsidiary of The Union Central Life Insurance Company ("Union Central"), an indirect subsidiary of UNIFI Mutual Holding Company. Subject to the direction and authority of Summit Mutual Funds' board of directors, the Adviser manages the investment and reinvestment of the assets of each Fund and provides administrative services and manages Summit Mutual Funds' business affairs.

NOTE 3 - MULTIPLE CLASSES OF SHARES

Effective February 28, 2007, the Nasdaq-100 Index Fund converted its Class A shares into Class I shares. Nasdaq-100 Index Fund Class A shares no longer exist. The Everest, Large Cap Growth, Bond, Short-term Government, and High Yield Bond Funds offer Class A and Class I shares. The Class A shares are subject to a Distribution and Shareholder Service Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that each class in the Plan shall pay to the Series' Distributor, Quasar Distributors, LLC, a fee for payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/dealers and other institutions for distribution assistance and/or shareholder services in connection with the Class A shares. The fee shall be in an amount not to exceed on an annual basis 0.25% of the average daily net asset value attributable to Class A shares. Because the fee is paid out of the assets of the Class A shares on an ongoing basis, over time the fee will increase the cost and reduce the return of an investment. In addition, Class A shares have a front-end sales load.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
NOTES TO FINANCIAL STATEMENTS


NOTE 3 - MULTIPLE CLASSES OF SHARES (CONTINUED)

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects, except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required. Income, non-class specific expenses, and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

NOTE 4 - FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In September 2006, the Financial Accounting Standards Board issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the financial statements and related disclosures, and has not at this time determined the impact, if any, resulting from the adoption of FAS 161 on the financial statements.

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

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
                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                          MANAGEMENT OF THE FUND

                             DIRECTORS AND OFFICERS

INDEPENDENT DIRECTORS
                                                                                                        NUMBER OF
                                         TERM OF                                                      PORTFOLIOS IN        OTHER
                         POSITION(S)    OFFICE AND                                                     FUND COMPLEX    DIRECTORSHIPS
NAME, YEAR OF BIRTH       WITH THE       LENGTH OF      PRINCIPAL OCCUPATION(S)                         OVERSEEN BY       HELD BY
AND ADDRESS(1)             FUND        TIME SERVED      DURING PAST FIVE YEARS                            DIRECTOR       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Theodore H. Emmerich     Director      Indefinite Term  Consultant                                          21          American
(1926)                   and Chairman  Director since                                                                   Financial
                                       1987                                                                             Group

Yvonne L. Gray           Director      Indefinite Term  Executive Vice President/ CCO, United               21
(1951)                                 Director         Way of Greater Cincinnati (Social Services
                                       since 1999       Provider); prior thereto, Vice President /
                                                        Trust Operations Officer, Fifth Third Bank;
                                                        former Audit Manager, Price Waterhouse
                                                        (Accounting Firm)

Michael K. Keating       Director      Indefinite Term  Managing Director, Keating Vollmer & Co.            21
(1955)                                 Director since   LLC (Private Equity Investment Firm)
                                       2005

David C. Phillips
(1938)                   Director      Indefinite Term  Co-Founder, Cincinnati Works Inc. (Job              21          Meridian
                                       Director since   Placement); prior thereto, Chief Executive                      Bioscience,
                                       2001             Officer, Downtown Cincinnati Inc.                               Inc.;
                                                        (Economic Revitalization of Cincinnati)                         Cintas,
                                                                                                                        Inc.

Mary W. Sullivan         Director      Indefinite Term  Attorney, Peck, Shaffer & Williams LLP              21          Franklin
(1956)                                 Director since   (Law Firm)                                                      Savings
                                       2001                                                                             and
                                                                                                                        Loan Co.;
                                                                                                                        First
                                                                                                                        Franklin
                                                                                                                        Corporation

INTERESTED DIRECTOR AND OFFICERS
                                                                                                        NUMBER OF
                                         TERM OF                                                      PORTFOLIOS IN        OTHER
                         POSITION(S)    OFFICE AND                                                     FUND COMPLEX    DIRECTORSHIPS
NAME, YEAR OF BIRTH       WITH THE       LENGTH OF      PRINCIPAL OCCUPATION(S)                         OVERSEEN BY       HELD BY
AND ADDRESS(1)             FUND        TIME SERVED      DURING PAST FIVE YEARS                            DIRECTOR       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Steven R. Sutermeister*  Director,     Indefinite Term  Senior Vice President, Union Central;               21          Summit
(1954)                   President     Director since   President and Chief Executive Officer,                          Investment
                         and Chief     1999             Adviser.                                                        Partners,
                         Executive                                                                                      Inc.;
                         Officer                                                                                        Union
                                                                                                                        Central
                                                                                                                        Mortgage
                                                                                                                        Funding,
                                                                                                                        Inc.;
                                                                                                                        Summit
                                                                                                                        Investment
                                                                                                                        Advisers,
                                                                                                                        Inc.

John F. Labmeier         Vice          Indefinite Term  Consultant; prior thereto Vice President,           NA
1876 Waycross Rd         President     Officer since    Associate General Counsel and Assistant
Cincinnati, OH 45240     and           1990             Secretary, Union Central
(1949)                   Secretary

Thomas G. Knipper        Vice          Indefinite Term  Chief Compliance Officer                            NA          NA
(1957)                   President,    Officer since    and Treasurer, Adviser
                         Controller    1995
                         and
                         Chief
                         Compliance
                         Officer

Gerald Q. Herbert        Treasurer     Indefinite Term  Director of Finance and Accounting,                 NA          NA
(1966)                                 Officer since    Adviser; prior thereto, Controller, General
                                       2005             Factory Supplies Co.

John M. Lucas            Assistant     Indefinite Term  Second Vice President, Counsel and                  NA          NA
1876 Waycross Rd.        Secretary     Officer since    Assistant Secretary, Union Central
Cincinnati, OH 45240                   1990
(1951)


---------------
(1) Except as otherwise indicated, the business address of each listed person is 312 Walnut St., Ste. 2500, Cincinnati, OH 45202

* Mr. Sutermeister may be considered to be an "interested person" of the Fund (within the meaning of the Investment Company Act of 1940) because of his affiliation with the Adviser.

Note - The Statement of Additional Information includes additional information about Fund directors and is available without charge, upon request, by calling 1-877-546-FUND.

The Summit Pinnacle Series are distributed to insurance company separate accounts and are available in variable annuity and variable universal life insurance products. Summit Pinnacle Series is distributed by Ameritas Investment Corp. Lincoln, Nebraska, Member SIPC. The Pinnacle Series consist of the following Portfolios:

      EQUITY INDEX FUNDS
      S&P 500 Index Portfolio
      S&P MidCap 400 Index Portfolio
      Russell 2000 Small Cap Index Portfolio
      Nasdaq-100 Index Portfolio
      EAFE International Index Portfolio

      FIXED INCOME & BALANCED INDEX FUNDS
      Balanced Index Portfolio
      Lehman Aggregate Bond Index Portfolio

      MANAGED FUNDS
      Zenith Portfolio
      Bond Portfolio
      Inflation Protected Plus Portfolio
      Lifestyle ETF Market Strategy Target Portfolio
      Lifestyle ETF Market Strategy Conservative Portfolio
      Lifestyle ETF Market Strategy Aggressive Portfolio
      Natural Resources Portfolio

The Summit Apex Series are a family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including risks, charges and expenses, call 888-259-7565 for a prospectus. Please read the prospectus carefully before you invest or send money. Summit Apex Series are distributed by Quasar Distributors, LLC. Milwaukee, Wisconsin. The Apex Series consist of the following Funds:

      EQUITY INDEX FUNDS
      Nasdaq-100 Index Fund

      MANAGED FUNDS
      Everest Fund
      Bond Fund
      Short-term Government Fund
      High Yield Bond Fund
      Large Cap Growth Fund

      MONEY MARKET FUNDS
      Money Market Fund

Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.


Logo: SUMMIT MUTUAL FUNDS

SMFI APEX 5/08

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The Registrant's President and Controller have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable to semi-annual reports

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Summit Mutual Funds, Inc.

         By (Signature and Title)* /s/ Steven R. Sutermeister
                                   -------------------------------------
                                   Steven R. Sutermeister
                                   President and Chief Executive Officer

         Date  June 5, 2008
              ----------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)* /s/ Steven R. Sutermeister
                                  -------------------------------------
                                  Steven R. Sutermeister
                                  President and Chief Executive Officer

         Date  June 5, 2008
              ----------------------------



         By (Signature and Title)* /s/ Thomas G. Knipper
                                   ----------------------------------
                                   Thomas G. Knipper
                                   Vice President, Controller, and
                                   Chief Compliance Officer


         Date  June 5, 2008
              ----------------------------

* Print the name and title of each signing officer under his or her signature.